As filed with the Securities and Exchange Commission on February 22, 2010
Registration No. 333-88300
Registration No. 811-21095

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. [14]	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. [46]	☑

(Check appropriate box or boxes)

ANNUITY INVESTORS VARIABLE ACCOUNT C
(Exact Name of Registrant)
ANNUITY INVESTORS LIFE INSURANCE COMPANY ®
(Name of Depositor)
P.O. Box 5423
Cincinnati, Ohio 45201-5423
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number (800) 789-6771

Copy to:
MARK F. MUETHING, ESQ. Executive Vice President and Secretary Annuity Investors Life Insurance Company P.O. Box 5423 Cincinnati, Ohio 45201-5423 (Name and Address of Agent for Service)	JOHN P. GRUBER, ESQ.
Annuity Investors Life Insurance Company
P.O. Box 5423
Cincinnati, Ohio 45201-5423

KEVIN L. COONEY, ESQ.
Frost Brown Todd LLC
2200 PNC Center, 201 East Fifth Street
Cincinnati, Ohio 45202-4182
Approximate Date of Proposed Public Offering: Continuous Offering
It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b) of rule 485
☐ on (Date) pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☑ on (May 1, 2010) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Offered:	The Commodore Helmsman® Individual Flexible Premium Deferred Annuities

ANNUITY INVESTORS VARIABLE ACCOUNT B®
The Commodore Helmsman®
File No. 333-88300
Cross-Reference Sheet

Form N-4 Part A Item No.	Heading in Prospectus

1. Cover Page	Cover Page

2. Definitions	Definitions; (definitions used in specific sections of the prospectus are defined in those sections)

3. Synopsis	Expense Tables; Overview

4. Condensed Financial Information

(a) Condensed financial information	Condensed Financial Information; Appendix A

(b) Financial statements	Financial Statements

5. General Description of Registrant, Depositor and Portfolio Companies

(a) Depositor	Annuity Investors Life Insurance Company®

(b) Registrant	The Separate Account

(c) Portfolio company	The Portfolios; Appendix B

(d) Prospectus	The Portfolios

(e) Voting	Voting of Portfolio Shares

(f) Administrator	Not Applicable

6. Deductions and Expenses

(a) Deductions	Charges and Deductions

(b) Sales load	Not Applicable

(c) Special purchase plans	Charges and Deductions

(d) Commissions	Distribution of Variable Annuity Contracts

(e) Portfolio company expenses	Expense Tables; Expenses of the Portfolios

(f) Operating expenses	Expense Tables

7. General Description of Variable Annuity Contracts

(a) Persons with rights	Persons with Rights Under a Contract; Voting of Portfolio Shares

(b) (i) Allocations of premium payments	Purchase Payments and Allocation to Investment Options

(ii) Transfers	Transfers

(iii) Exchanges	Not Applicable

Form N-4 Part A Item No.	Heading in Prospectus

(c) Changes in contracts or operations	Additions, Deletions or Substitutions of Subaccounts

(d) Inquiries	How Do I Contact the Company?

(e) Frequent transfer risks	Restrictions on Transfer; Disruptive Trading, Market Timing and Frequent Transfers; Appendix B

8. Annuity Period	Annuity Benefit

9. Death Benefit	Death Benefit

10. Purchases and Contract Values

(a) Purchases	Purchase Payments and Allocations to Investment Options; Account Value

(b) Valuation	Account Value; Definitions; Charges and Deductions

(c) Daily calculation	Account Value; Accumulation Units; Definitions

(d) Underwriter	Distribution of Variable Annuity Contracts

11. Redemptions

(a) Redemptions	Withdrawals and Surrenders

(b) Texas Optional Retirement Program	Texas Optional Retirement Program

(c) Check delay	Withdrawals and Surrenders

(d) Involuntary redemption	Termination

(e) Free look	Right to Cancel

12. Taxes	Federal Tax Matters

13. Legal Proceedings	Legal Proceedings

14. Table of Contents for Statement of Additional Information	Statement of Additional Information

Form N-4 Part B Item No.	Heading in Prospectus or SAI (as indicated)

15. Cover Page	(SAI) Cover Page

16. Table of Contents	(SAI) Table of Contents

17. General Information and History	(SAI) General Information and History

18. Services

(a) Fees and expenses of registrant	(Prospectus) Expense Tables

(b) Management contracts	Not Applicable

Form N-4 Part B Item No.	Heading in Prospectus or SAI (as indicated)

(c) Custodian	Not Applicable

Independent auditors	(SAI) Experts

(d) Assets of registrant	Not Applicable

(e) Affiliated persons	Not Applicable

(f) Principal underwriter	Not Applicable

19. Purchase of Securities Being Offered

(a) Purchases	(Prospectus) Distribution of Variable Annuity Contracts

(b) Sales load	Not Applicable

(c) Frequent transfer arrangements	(Prospectus) Restrictions on Transfer; Disruptive Trading, Market Timing and Frequent Transfers; Appendix B

20. Underwriters	(Prospectus) Distribution of Variable Annuity Contracts

21. Calculation of Performance Data

(a) Money market funded subaccounts	(SAI) Money Market Subaccount Standardized Yield Calculation

(b) Other subaccounts	(SAI) Average Annual Total Return Calculation; Cumulative Total Return Calculation; Standardized Average Annual Total Return Data; Non Standardized Average Annual Total Return Data

22. Annuity Payments	(SAI) Fixed Dollar Benefit; Variable Dollar Benefit; Benefits Units-Transfer Formulas

23. Financial Statements	(SAI) Financial Statements

Form N-4 Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT C
THE COMMODORE HELMSMAN®
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES
PROSPECTUS DATED MAY 1, 2010
This prospectus describes individual flexible premium deferred annuity contracts (the “Contracts”). Annuity Investors Life Insurance Company® (the “Company”) is the issuer of the Contracts. The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. All Contracts are designed to be eligible for tax-deferred treatment during the Accumulation Period. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.
The Contracts offer both variable and fixed investment options. The variable investment options under the Contracts are Subaccounts of Annuity Investors® Variable Account C (the “Separate Account”). The Contracts currently offers the Subaccounts listed below. Each Subaccount is invested in shares of a registered investment company or a portfolio thereof (each, a “Portfolio”). The Portfolios are listed below.

AIM Variable Insurance Funds (Invesco Variable Insurance
Funds)
-Invesco V.I. Capital Development Fund-Series II Shares
   (formerly AIM V.I. Capital Development Fund)
-Invesco V.I. Core Equity Fund-Series I Shares
   (formerly AIM V.I. Core Equity Fund)
-Invesco V.I. Financial Services Fund-Series I Shares
   (formerly AIM V.I. Financial Services Fund)
-Invesco V.I. Global Health Care Fund -Series I Shares
   (formerly AIM V.I. Capital Development Fund)
-Invesco V.I. Government Securities Fund-Series II Shares
   (formerly AIM V.I. Government Securities Fund)
-Invesco V.I. Mid Cap Core Equity Fund-Series II Shares
   (formerly AIM V.I. Mid Cap Core Equity Fund)
-Invesco V. I. Small Cap Equity Fund-Series I Shares
   (formerly AIM V.I. Small Cap Equity Fund)
-Invesco V.I. Utilities Fund-Series II
   (formerly AIM V.I. Utilities Fund)
Financial Investors Variable Insurance Trust
-Ibbotson Balanced ETF Asset Allocation Portfolio-Class II
-Ibbotson Conservative ETF Asset Allocation Portfolio-Class II
-Ibbotson Growth ETF Asset Allocation Portfolio-Class II
-Ibbotson Income/Growth ETF Asset Allocation Portfolio-Class II

Franklin Templeton Variable Insurance Products Trust
-Templeton Foreign Securities Fund-Class 2

Janus Aspen Series
-Balanced Portfolio-Service Shares
-Enterprise Portfolio-Service Shares
-Janus Portfolio-Service Shares
-Overseas Portfolio-Service Shares

Neuberger Berman Advisers Management Trust
-Guardian Portfolio-Class S
-Small-Cap Growth Portfolio-Class S

American Century Variable Portfolios	Oppenheimer Variable Account Funds
-Large Company Value Fund-Class II	-Capital Appreciation Fund-Service Shares
-Mid Cap Value Fund-Class II	-Global Securities Fund-Service Shares
-Ultra® Fund-Class II	-Main Street Fund®-Service Shares
-Vista SM Fund-Class I	-Main Street Small Cap Fund-Service Shares

Calamos®Advisors Trust
-Growth and Income Portfolio

Davis Variable Account Fund, Inc.
-Value Portfolio

Dreyfus Investment Portfolios
-Technology Growth Portfolio-Initial Shares

The Dreyfus Socially Responsible Growth Fund, Inc.-SS

Dreyfus Stock Index Fund, Inc.-Service Shares

Dreyfus Variable Investment Funds
-Appreciation Portfolio-Service Shares
-Money Market Portfolio
PIMCO Variable Insurance Trust
-High Yield Portfolio-Administrative Class
-Real Return Portfolio-Administrative Class
-Total Return Portfolio-Administrative Class

Rydex Variable Trust
-All-Cap Opportunity Fund

Van Kampen-The Universal Institutional Funds, Inc.
-Mid-Cap Growth Portfolio-Class I
-U.S. Mid Cap Value Portfolio-Class I
-U.S. Real Estate Portfolio-Class I
-Value Portfolio-Class I

Wilshire Variable Insurance Trust
-2015 ETF Fund
-2025 ETF Fund
-2035 ETF Fund

ii

The fixed investment options are provided through the Company’s Fixed Account. The Contracts currently offers the following fixed investment options:
•	Fixed Accumulation Account

•	Three-Year Guaranteed Interest Rate Option

•	Seven-Year Guaranteed Interest Rate Option
This prospectus includes information you should know before investing in the Contracts. This prospectus is not complete without the current prospectuses for the Portfolios. Please keep this prospectus and the Portfolio prospectuses for future reference.
A Statement of Additional Information (“SAI”), dated May 1, 2010 contains more information about the Separate Account and the Contracts. The Company filed the SAI with the Securities and Exchange Commission. It is part of this prospectus. For a free copy, complete and return the form on the last page of this prospectus, or call the Company at 1-800-789-6771. You may also access the SAI (as well as all other information regarding the Contracts, the Separate Account or the Company) at the Securities and Exchange Commission’s web site: http://www.sec.gov. The registration number is 333-88300. The table of contents for the SAI is printed on the last page of this prospectus.
NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

These securities may be sold by a bank or credit union, but are not financial institution products.
•	The Contracts are Not FDIC or NCUSIF Insured

•	The Contracts are Obligations of the Company and Not of the Bank or Credit Union

•	The Bank or Credit Union Does Not Guarantee the Company’s Obligations Under the Contracts

•	The Contracts Involve Investment Risk and May Lose Value
Right to Cancel
You may cancel a Contract within 20 days after you receive it. The right to cancel may be longer in some states. In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts prior to cancellation. The right to cancel may not apply to group Contracts. The right to cancel is described more fully in the Right to Cancel section of this prospectus.
Overview
A brief overview of the Contracts is included on pages 6-7 of this prospectus.

iv

v

DEFINITIONS
The capitalized terms defined on this page will have the meanings given to them when used in this prospectus. Other terms which may have a specific meaning under the Contracts, but which are not defined on this page, will be explained in the sections of this prospectus where they are primarily used.
Account Value
The value of a Contract during the Accumulation Period. It is equal to the sum of the value of the Owner’s interest in the Subaccounts and the Owner’s interest in the Fixed Account options.
Accumulation Period
The period during which purchase payments and accumulated earnings are invested according to the investment options elected. The Accumulation Period ends when a Contract is annuitized or surrendered in full, or on the Death Benefit Valuation Date.
Accumulation Unit
A share of a Subaccount that an Owner purchases during the Accumulation Period.
Accumulation Unit Value
The value of an Accumulation Unit at the end of a Valuation Period.
Annuity Commencement Date
The first day of the first payment interval for which an annuity benefit payment is to be made. For tax-qualified forms, the Annuity Commencement Date generally must be no later than the Contract anniversary following the Owner’s 70th birthday. For non-tax-qualified forms, the Annuity Commencement Date is generally the Owner’s 85th birthday, or five years after the Contract’s effective date, if later.
Benefit Payment Period
The period during which either annuity benefit or death benefit payments are paid under a settlement option. The Benefit Payment Period begins on the first day of the first payment interval in which a benefit payment will be paid.
Benefit Unit
A share of a Subaccount that is used to determine the amount of each variable dollar payment during the Benefit Payment Period.
Death Benefit Valuation Date
The date the death benefit is valued. It is the date that the Company receives both proof of the death of the Owner and instructions as to how the death benefit will be paid. If instructions are not received within one year of the date of death, the Death Benefit Valuation Date will be one year after the date of death.
Good Order
We cannot process information or a request until we have received your instructions in “good order” at our Administrative Offices. We will consider information or a request to be in “good order” when we have actually received a Written Request, along with all the information and other legal documentation that we require to process the information or request. To be in “good order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to process the information or request.
Fixed Account
The Fixed Account is part of the Company’s general account. The Fixed Account options are listed in the “Fixed Account” section of this prospectus.
Net Investment Factor
The factor that represents the percentage change in the Accumulation Unit Values and Benefit Unit Values from one Valuation Period to the next. Each Subaccount has a Net Investment Factor for each Valuation Period. The Net Investment Factor may be greater than one, or it may be less than one. This means that the Accumulation Unit Value for each Subaccount may increase or it may decrease.
Owner
For purposes of this prospectus, references to Owner mean the owner of an individual annuity contract.
Portfolio
A registered investment company or a portfolio of a registered investment company in which the corresponding Subaccount invests. The Portfolios are listed on the cover page of this prospectus.
Purchase Payments
An amount paid to us for this Contract, less any fee charged by the person remitting payments and the deduction of applicable premium or other taxes.
Separate Account
Annuity Investors Variable Account C, which is an account that was established and is maintained by the Company.
SEC
Securities and Exchange Commission
Subaccount
A subdivision of the Separate Account. Each Subaccount invests in the shares of the corresponding Portfolio listed on the cover page of this Prospectus.
Valuation Date
A day on which Accumulation Unit Values and Benefit Unit Values can be calculated. Each day that the New York Stock Exchange is open for business is a Valuation Date.
Valuation Period
The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.
Additional Definitions
➢	The words “we” “us” and “our” in this prospectus refer to the Company.

➢	The words “you” and “your” in this prospectus refer to the Owner as defined above.
Written Request
Information provided to us or a request made to us that is:
•	complete and satisfactory to us and

•	on our form or in a manner satisfactory to us and

•	received by us at our Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423.
A Written Request may, at our discretion, be made by telephone or electronic means.
We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.
Additional Details
The Statement of Additional Information contains more information about Accumulation Units and Benefit Units. It also contains the formula for determining the Net Investment Factor for any Subaccount for any Valuation Period and an explanation of how the following values are calculated:

•	Variable account value

•	Fixed account value

•	Accumulation Unit Values; and

•	Benefit Unit values

EXPENSE TABLES
These tables describe the fees and expenses that you will pay when you buy, hold or withdraw amounts from the Contract.
Table A: Contract Owner Transaction Expenses
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, withdraw amounts from the Contract, surrender the Contract, transfer cash value between investment options or borrow money under the Contract. Premium taxes may also be deducted.

	Current	Maximum

Contingent Deferred Sales Charge (as a percentage of purchase payments only)	7.00%	7.00%
Transfer Fee
*This fee currently applies to transfers in excess of 12 in any Contract Year.	$25	$30
Annual Automatic Program Transfer Fee	None	$30
Annual Systematic Withdrawal Fee	None	$30
Loan Interest Spread
The Loan Interest Spread is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to that portion of the Contract used to secure the loan.	3.00%	%

Table B: Annual Expenses
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses. Separate Account annual expenses are shown as a percentage of average account value.

Annual Contract Maintenance Fee	$30
Separate Account Annual Expenses
Mortality and Expense Risk Charge	1.25%
Administration Charge	0.15%
Total Separate Account Annual Expenses	1.40%

If you surrender your Contract, we will apply the contract maintenance fee at that time.
Table C: Total Annual Portfolio Operating Expenses
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These expenses are deducted from Portfolio assets and include management fees, distribution and service (12b-1) fees, acquired fund fees and other expenses. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.
TO BE UPDATED BY 485(B) POST EFFECTIVE AMENDMENT

	Minimum		Maximum

Before any fee reduction or expense reimbursement	__	%	__	%
After contractual fee reductions and/or expense reimbursements Contractual fee reductions and/or expense reimbursements related to a Portfolio will continue for a period that ends on a specific date. The shortest period will end on April 30, 2010 and the longest period will end on December 31, 2012
	__	%	__	%

The information about Portfolio expenses that the Company used to prepare this table was provided to the Company by the Portfolios. The Company has not independently verified the Portfolio expense information. The minimum and maximum expenses shown in the table are for the year ended December 31, 2009. Actual expenses of a Portfolio in future years may be higher or lower.
The Portfolios in the Financial Investors Variable Insurance Trust (Ibbotson portfolios) and the Wilshire Variable Insurance Trust (Wilshire portfolios) are structured as “fund of funds” and invest in other investment companies

(“Acquired Funds”). As a result, each Ibbotson portfolio and each Wilshire portfolio will likely incur higher expenses than fund that invest directly in securities.
The minimum expenses, both before and after any fee reduction and/or expense reimbursement, are the expenses of the Dreyfus Stock Index Fund, Inc.
The maximum expenses before and after fee reductions and/or expense reimbursements are the expenses of the Wilshire 2035 ETF Fund. The adviser to this Wilshire Fund has contractually agreed to waive fees and/or reimburse expenses through December 31, 2010, so that the total annual operating expenses for the Wilshire Fund, excluding the fees and expenses of the Acquired Fund, will not exceed 0.60% (“expense limitation”). Prior to December 22, 2008, the expense limitation was 0.50%. The Wilshire Fund, for a period not to exceed three years from commencement of operations, will repay its adviser any expenses in excess of the expense limitation, provided the Wilshire Fund is able to effect such reimbursement and remain in compliance with the expense limitation.
Examples
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in Table A above), the annual contract maintenance fee and the Separate Account annual expenses (described in Table B above), and Portfolio operating expenses (described in Table C above). Your actual costs may be higher or lower than the costs shown in the examples.
TO BE UPDATED BY 485(B) POST EFFECTIVE AMENDMENT
Example 1: Contract with Maximum Fund Operating Expenses
Assumptions
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee, the maximum Separate Account annual expenses, and the maximum Portfolio expenses are incurred.

In this table, we assume that you surrender your Contract at the end of the period or you annuitize your Contract for a fixed period of less than 10 years at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:

	1 year	3 years	5 years	10 years

Before reimbursement	$	$	$	$
After reimbursement	$	$	$	$

In this table, we assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract for life or for a fixed period of 10 years or more at the end of the period. In this case, your costs would be:

	1 year	3 years	5 years	10 years

Before reimbursement	$	$	$	$
After reimbursement	$	$	$	$

Example 2: Contract with Minimum Fund Operating Expenses
Assumptions
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee, the Separate Account annual expenses, and the minimum Portfolio expenses are incurred.

In this table, we assume that you surrender your Contract at the end of the period or you annuitize your Contract for a fixed period of less than 10 years at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:

1 year	3 years	5 years	10 years

$	$	$	$

In this table, we assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract for life or for a fixed period of 10 years or more at the end of the period. In this case, your costs would be:

1 year	3 years	5 years	10 years

$	$	$	$

By comparing the costs shown in the tables above, you can see the impact of contingent deferred sales charges on your costs.
FINANCIAL INFORMATION
Condensed Financial Information
Condensed financial information for the Contracts is set forth in Appendix A to this prospectus. It includes:

•	year-end accumulation unit values for each Subaccount for each of the last 10 fiscal years through December 1, 2009, or from the end of the year of inception of a Subaccount, if later, to December 31, 2009; and

•	number of accumulation units outstanding as of the end of each period or year.

Financial Statements
The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.
OVERVIEW
What is the Separate Account?
The Separate Account is a unit investment trust registered with the SEC under the Investment Company Act of 1940, as amended (“1940 Act”). The Separate Account is divided into Subaccounts. Each Subaccount is invested in one of the Portfolios listed on the cover page of this prospectus. If you choose a variable investment option, you are investing in the Subaccounts, not directly in the Portfolios.
What Are the Contracts?
The Contracts are individual deferred variable annuities, which are insurance products. The Contracts are sold with a fee structure that is described in the Expense Tables of this prospectus. The Contracts are available in both tax-qualified and non-tax-qualified forms, both of which are designed to be eligible for tax-deferred investment status. See the Federal Tax Matters section of this prospectus for more information about tax qualifications and taxation of annuities in general. During the Accumulation Period, the amounts you contribute can be allocated among any of the then available variable investment options and Fixed Account options. The variable investment options are the Subaccounts of the Separate Account, each of which is invested in a Portfolio. The Owner bears the risk of any investment gain or loss on amounts allocated to the Subaccounts. The Fixed Account options earn a rate of interest declared from time to time by the Company, which will be no less than the minimum permitted under the law of the state when and where the Contract is issued. The Company guarantees amounts invested in the Fixed Account options and the earnings thereon so long as those amounts remain in the Fixed Account.
During the Benefit Payment Period, payments can be allocated between variable dollar and fixed dollar options. If a variable dollar option is selected, Benefit Units can be allocated to any of the Subaccounts that are then available.
What Benefits Are Available under the Contract?

Annuity Benefit	When the Contract is annuitized, we promise to pay a stream of Annuity Benefit payments for the duration of the settlement option selected.

Death Benefit	A Death Benefit will be paid under the Contract if the Owner dies during the Accumulation Period.
What Are the Risks Related to the Contract?
The variable investment options to which you allocate Purchase Payments may lose value, which would cause your Account Value to decrease. We may not be able to pay claims related to the annuity or death benefits. A penalty tax may be imposed at the time of a withdrawal or a surrender depending on your age and other circumstances.
How Do I Purchase or Cancel a Contract?
The requirements to purchase a Contract are explained in The Contracts section of this prospectus. You may purchase a Contract only through a licensed securities representative. You may cancel a Contract within ten days after you receive it (the right to cancel may be longer in some states). In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts prior to cancellation. The right to cancel is described in the Right to Cancel section of this prospectus.
Will Any Penalties or Charges Apply If I Make Withdrawals or Surrender a Contract?
A contingent deferred sales charge (“CDSC”) may apply to amounts withdrawn or surrendered depending on the timing and amount of the withdrawal or surrender. The maximum CDSC is 7% for each purchase payment. The CDSC percentage decreases to 0% after seven years from the date of receipt of each purchase payment. Withdrawal and surrender procedures and the CDSC are described in the Surrender and Withdrawals section of this prospectus. A penalty tax may also be imposed at the time of a withdrawal or surrender depending on your age and other circumstances of the withdrawal or surrender. Tax consequences of a withdrawal or surrender are described in the Federal Tax Matters section of this prospectus. The right to make withdrawals or surrender may be restricted prior to age 591/2 if the Contract is issued with a tax sheltered annuity endorsement or an employer plan endorsement.
What Other Charges and Deductions Apply to the Contract?
Other than the CDSC, the Company will charge the fees and charges listed below unless the Company reduces or waives the fee or charge as discussed in the Charges and Deductions section of this prospectus:
•	a transfer fee for certain transfers among investment options;

•	an annual contract maintenance fee;

•	a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts (this charge may never be waived);

•	an administration charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts; and

•	premium taxes, if any.
In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to Owners. Portfolio expenses for the fiscal year ended December 31, 2009 are described in the prospectuses and SAIs for the Portfolios.
How Do I Contact the Company?
Any questions or inquiries should be directed to the Company’s Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423, 1-800-789-6771. Please include the Contract number and the Owner’s name. You may also contact us through our web site, www.gafri.com.
THE PORTFOLIOS
Overview
The Separate Account currently offers the following Subaccounts, each of which is invested in a Portfolio with its own investment objectives and policies. The current Portfolio prospectuses, which accompany this prospectus, contain additional information concerning the investment objectives and policies of each Portfolio, the investment advisory services and administrative services of each Portfolio and the charges of each Portfolio. There is no assurance that the Portfolios will achieve their stated objectives. The SEC does not supervise the management or the investment practices and/or policies of any of the Portfolios. You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of purchase payments to, or transfers among, the Subaccounts. For a copy of any prospectus of any Portfolio, which contains more complete information about the Portfolio, contact us at our

Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-4523, call us at 1-800-789-6771, or go to our website at www.gafri.com.
The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and expenses incurred by the Company and/or its affiliates. The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments. The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expense related to promoting, issuing, distributing and administering the Contracts, marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments. More information about these payments is included in the Statement of Additional Information.
Portfolios, Share Classes, Advisors and Portfolio Investment Categories

	SHARE		INVESTMENT
PORTFOLIO	CLASS	ADVISOR	CATEGORY

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Capital Development Fund (formerly AIM V.I. Capital Development Fund)	Series II	Invesco Advisors, Inc.	Mid cap growth
Invesco V.I. Core Equity Fund (formerly AIM V.I. Core Equity Fund)	Series I	Invesco Advisors, Inc.	Large cap blend
Invesco V.I. Financial Services Fund (formerly AIM V.I. Financial Services Fund)	Series I	Invesco Advisors, Inc.	Sector
Invesco V.I. Global Health Fund (formerly AIM V.I. Global Health Fund)	Series I	Invesco Advisors, Inc.	Sector
Invesco V.I. Government Securities Fund (formerly AIM V.I. Government Securities Fund)	Series II	Invesco Advisors, Inc.	Equity fund
Invesco V.I. Mid Cap Core Equity Fund (formerly AIM V.I. Mid Cap Core Equity Fund)	Series II	Invesco Advisors, Inc.	Mid cap growth
Invesco V.I. Small Cap Growrth Fund (formerly AIM V.I. Small Cap Growth Fund)	Series I	Invesco Advisors, Inc.	Small cap growth
Invesco V.I. Utilities Fund (formerly AIM V.I. Utilities Fund)	Series II	Invesco Advisors, Inc.	Sector

American Century Variable Portfolios, Inc.

Large Company Value Fund	Class II	American Century Investment Management	Large cap value
Mid Cap Value Fund	Class II	American Century Investment Management	Mid cap value
Ultra® Fund	Class II	American Century Investment Management	Large cap growth
VistaSM Fund	Class I	American Century Investment Management	Mid cap growth

Calamos® Advisors Trust

Growth and Income Portfolio	n/a	Calamos Advisors LLC	Convertibles

Davis Variable Account Fund, Inc.

Value Portfolio	n/a	Davis Selected Advisers, L.P. Sub-Adviser: Davis Selected Advisers-NY, Inc.	Large cap blend

Dreyfus Portfolios

Dreyfus Investment Portfolios Technology Growth Portfolio	Initial	The Dreyfus Corporation	Sector
The Dreyfus Socially Responsible Growth Fund, Inc.	Service	The Dreyfus Corporation	Large cap growth
Dreyfus Stock Index Fund, Inc.	Service	The Dreyfus Corporation (Index Mgr: Mellon Capital Management Corp*)	Large cap blend
Dreyfus Variable Investment Fund Appreciation Portfolio	Service	The Dreyfus Corporation	Large cap blend
Dreyfus Variable Investment Fund Money Market Portfolio	N/A	The Dreyfus Corporation	Money market

DWS Investments VIT Funds

Small Cap Index VIP	Class A	Deutsche Investment Management Americas	Small cap blend

Financial Investors Variable Insurance Trust

	SHARE		INVESTMENT
PORTFOLIO	CLASS	ADVISOR	CATEGORY

Ibbotson Balanced ETF Asset Allocation Portfolio	n/a	ALPS Advisers, Inc.	Asset allocation
Ibbotson Conservative ETF Asset Allocation Portfolio	n/a	ALPS Advisers, Inc.	Asset allocation
Ibbotson Growth ETF Asset Allocation Portfolio	n/a	ALPS Advisers, Inc.	Asset allocation
Ibbotson Income and Growth ETF Asset Allocation Portfolio	n/a	ALPS Advisers, Inc.	Asset allocation

Franklin Templeton Variable Insurance Products Trust

Templeton Foreign Securities Fund	Class 2	Templeton Investment Counsel, LLC	Foreign large cap value

Janus Aspen Series

Balanced Portfolio	Service	Janus Capital Management	Balanced
Enterprise Portfolio	Service	Janus Capital Management	Mid cap growth
Janus Portfolio	Service	Janus Capital Management	Large cap growth
Overseas Portfolio	Service	Janus Capital Management	Foreign large cap growth

Neuberger Berman Advisors Management Trust

Guardian Portfolio	Class S	Neuberger Berman Management Inc.	Equity fund
Small-Cap Growth Portfolio	Class S	Neuberger Berman Management Inc.	Equity fund

Oppenheimer Variable Account Funds

Capital Appreciation Fund	Service	OppenheimerFunds	Large cap growth
Global Securities Fund	Service	OppenheimerFunds	Equity fund
Main Street Fund®	Service	OppenheimerFunds	Large cap blend
Main Street Small Cap Fund	Service	OppenheimerFunds	Small cap blend

PIMCO Variable Insurance Trust

High Yield Portfolio	Administrative	Pacific Investment Management Company	High yield bond
Real Return Portfolio	Administrative	Pacific Investment Management Company	Inflation-indexed bond
Total Return Portfolio	Administrative	Pacific Investment Management Company	Intermediate term bond

Rydex Variable Trust

All-Cap Opportunity Fund	n/a	Rydex Investments	Sector

Van Kampen—The Universal Institutional Funds, Inc.

Mid Cap Growth Portfolio	Class I	Van Kampen**	Mid cap growth
U.S. Mid Cap Value Portfolio	Class I	Van Kampen**	Mid cap value
U.S. Real Estate Portfolio	Class I	Van Kampen**	Specialty real estate
Value Portfolio	Class I	Van Kampen**	Large cap value

Wilshire

2015 ETF Fund	n/a	Wilshire Associates Incorporated	Target maturity
2025 ETF Fund	n/a	Wilshire Associates Incorporated	Target maturity
2035 ETF Fund	n/a	Wilshire Associates Incorporated	Target maturity

*	An affiliate of The Dreyfus Corporation.

**	Morgan Stanley Investment Management Inc. sometimes does business as Van Kampen.

Each Ibbotson Portfolio and each Wilshire Portfolio listed in the table above is structured as a “fund of funds”. A “fund of funds” attempts to achieve its investment objective by investing in other investment companies (each, an “Acquired Fund”), which in turn invests directly in securities. Each Ibbotson Portfolio and each Wilshire Portfolio indirectly incurs a proportionate share of the expenses of each Acquired Fund in which it invests. As a result of this fund of funds structure, the Ibbotson Portfolios and the Wilshire Portfolios will likely incur higher expenses than funds that invest directly in securities.
THE FIXED ACCOUNTS
The currently available Fixed Account investment options are:

•	Fixed Accumulation Account Option

•	Three-Year Guaranteed Interest Rate Option

•	Seven-Year Guaranteed Interest Rate Option

Amounts allocated to the Fixed Account options will receive a stated rate of interest, which will be no less than the minimum permitted under the law of the state when and where the Contract is issued. We may from time to time pay a higher current interest rate for a Fixed Account option. The interest rate credited to each purchase payment to the Fixed Accumulation Account will not be changed for at least 12 months after its allocation. The interest rate credited to an amount that is held under a Fixed Account guaranteed interest rate option will not be changed until the end of the guarantee period. The guarantee period is measured from the date that the amount is allocated or transferred to that option. Interest on amounts allocated to the Fixed Account options is earned daily. Amounts allocated to the Fixed Account options and interest credited to the Fixed Account options are guaranteed by the Company.
There are restrictions on allocations to the Fixed Accounts, which are more fully described in the Purchase Payments.
PURCHASE PAYMENTS AND ALLOCATION TO INVESTMENT OPTIONS
Overview
Each Contract allows for an Accumulation Period during which purchase payments are invested according to the Owner’s instructions. During the Accumulation Period, the Owner can control the allocation of investments through transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing and interest sweep. These programs and telephone, facsimile and Internet transfer procedures are described in the Transfers section of this prospectus. The Owner can access the Account Value during the Accumulation Period through surrender or withdrawals, systematic withdrawal, or contract loans (if available). These withdrawal features are described more fully in the Surrender and Withdrawals and Contract Loans sections of this prospectus.
Purchase Payments
Purchase payments may be made at any time during the Accumulation Period. The current restrictions on purchase payment amounts are:

	Tax-Qualified	Non-Tax-Qualified

Minimum initial purchase payment	$2,000	$10,000
Minimum monthly payment under periodic payment program	$50	Not Applicable
Minimum additional payments	$50	$100
Maximum single purchase payment	$1,000,000* or Company approval	$1,000,000* or Company approval

*	The maximum single purchase payment is $500,000 for issue ages above age 80 or Company approval.

The Company reserves the right to increase or decrease the minimum initial purchase payment, or the minimum monthly payment, or the minimum allowable additional purchase payment, or the maximum single purchase payment, at its discretion and at any time, where permitted by law.
Each purchase payment will be applied by the Company to the credit of the Owner’s account. If the application or order ticket is in good order, the Company will apply the initial purchase payment to an account for the Owner within two business days of receipt of the purchase payment. If the application or order ticket is not in good order, the Company will attempt to get the application or order ticket in good order within five business days. If the application or order ticket is not in good order at the end of this period, the Company will inform the purchaser of the reason for the delay and that the purchase payment will be returned immediately unless the purchaser specifically consents to the Company keeping the purchase payment until the application or order ticket is in good order. Once the application or order ticket is in good order, the initial purchase payment will be applied to the Owner’s account within two business days. During the right to cancel period, the Company reserves the right to allocate all purchase payments to either the Fixed Accumulation Account or a money market Subaccount. If we exercise this right, we will allocate the Account Value as of the end of the right to cancel period to the Fixed Account options and/or to the Subaccounts in the percentages that the Owner has instructed.
Each additional purchase payment is credited to a Contract as of the Valuation Date on which the Company receives the purchase payment and any related instructions are in good order. If any portion of the additional purchase payment is allocated to a Subaccount, it will be applied at the next Accumulation Unit Value calculated after we receive the purchase payment and related instructions in good order.

Purchase Payment(s) that are allocated to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to that Subaccount by the value of the Accumulation Unit for that Subaccount at the end of the Valuation Period during which the amount is received.
The initial Accumulation Unit Value for the Money Market Subaccount was set at $1.00 and the initial Accumulation Unit Value for each of the other Subaccounts was set at $10.00. After that, the Accumulation Unit Value is calculated at the end of each Valuation Period. The Accumulation Unit Value at the end of each Valuation Period is the Accumulation Unit Value as of the end of the prior Valuation Period multiplied by the Net Investment Factor. The Accumulation Unit Values will vary as a result of the varying investment performance of the Portfolios. The deduction of the mortality and expense risk charge and the administration charge also affects the Accumulation Unit Values.
Investment Options—Allocations
Purchase payments can be allocated in whole percentages to any of the available Subaccounts or Fixed Account options. See the Portfolios section of this prospectus for a listing of the currently available Subaccounts. Interests in the Subaccounts are securities registered with the SEC. The Owner bears the risk of investment gain or loss on amounts allocated to the Subaccounts.
Interests in the Fixed Account options are not securities and are not registered with the SEC. Your Contract contains more information about the Fixed Account options, including information about how and when interest rates are determined and changed and how and when interest is credited to amounts allocated to the Fixed Account options.
The Company may, in its sole discretion, restrict or prohibit allocations to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.
The current restrictions on allocations for either tax-qualified or non-tax-qualified Contracts are:

Minimum allocation to any Subaccount	$10
Minimum allocation to Fixed Accumulation Account	$10
Minimum allocation to Three- or Seven-Year Guaranteed Interest Rate Option or any other Fixed Account guaranteed period option which may be offered	$2,000 No amounts may be allocated to any guarantee period option which would extend beyond the Annuity Commencement Date.
Allocations to Seven-Year Guaranteed Interest Rate Option	For Contracts issued after May 1, 2004 in states where the Company has received regulatory approval, amounts may be allocated to the Seven-Year Guaranteed Interest Rate Option only during the first contract year.
Allocation during right to cancel period	No current restrictions, but the Company reserves the right to require that purchase payment(s) be allocated to the money market Subaccount or to the Fixed Accumulation Account option during the right to cancel period.

Principal Guarantee Program
An Owner may elect to have the Company allocate a portion of a purchase payment to the Seven Year Guaranteed Interest Rate Option such that, at the end of the seven year guarantee period, that account will grow to an amount equal to the total purchase payment (so long as there are no surrenders or loans from the Contract). The Company determines the portion of the purchase payment that must be allocated to the Seven Year Guaranteed Interest Rate Option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the purchase payment after seven years. The remainder of the purchase payment will be allocated according to the Owner’s instructions. The minimum purchase payment eligible for the principal guarantee program is $5,000. The principal guarantee program is only available during the first contract year.
Renewal of Fixed Account Guaranteed Interest Rate Options
An amount that is allocated or transferred to a Fixed Account guaranteed interest rate option will mature at the end of the guarantee period. We will notify you of the date on which the amount matures and the Fixed Account options available at that time. When an amount matures, the Owner may elect to transfer it to any of the investment options then available under the Contract. Such an election must be made within the 30-day period ending on the date that the amount matures. If the Owner does not transfer the amount, then it will be applied to a new guarantee period under the same Fixed Account guaranteed interest rate option, if available to the Owner. The interest rate for the new guarantee period will be the then current rate for that option. If that option is not available, then the amount will be transferred to the Fixed Accumulation Account option. Such a transfer or renewal will be effective on the day after the amount matures.
CHARGES AND DEDUCTIONS
Charges and Deductions By the Company
There are two types of charges and deductions by the Company. There are charges assessed to the Contract, which are reflected in the Account Value of the Contract, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the contingent deferred sales charge, the annual contract maintenance fee, premium taxes (where applicable) and transfer fees. There are also charges assessed pro rata against the Separate Account. These charges are reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Subaccounts. These charges are the mortality and expense risk charge and the administration charge.
Contingent Deferred Sales Charge (“CDSC”)

Purpose of Charge	Offset expenses incurred by the Company in the sale of the Contracts, including commissions paid and costs of sales literature.

Amount of Charge	Up to 7% of each purchase payment, depending on the number of years elapsed since receipt of the purchase payment.

Number of full years elapsed between date of receipt of purchase payment and date request for withdrawal or surrender received	0	1	2	3	4	5	6	7	+
CDSC as a percentage of purchase payment withdrawn or surrendered	7%	7%	7%	6%	5%	4%	2%	0%

When and How Deducted	On surrender or withdrawal of purchase payments only, not earnings, during the Accumulation Period. See the Surrender and Withdrawals section of this prospectus for information on order of withdrawal of purchase payments and earnings.

Waivers	• Free withdrawal privilege. See the Surrender and Withdrawals section for information.

• In the Company’s discretion where the Company incurs reduced sales and servicing expenses.

•     If the Contract is issued with a tax sheltered annuity endorsement: (i) upon separation from service if Owner has attained age 55 and the Contract has been in force for at least seven years; or (ii) after the Contract has been in force ten years or more.

• Long term care waiver rider. See the Surrender and Withdrawals section for information.

• If the Social Security Administration determines after the Contract is issued that the Owner is “disabled” as that term is defined in the Social Security Act of 1935, as amended.

• If the spouse (or your civil union partner/domestic partner/same-gender spouse in applicable states) becomes Successor Owner. See the Account Value section for information.

• Where required to satisfy state law.

Contract Maintenance Fee

Purpose of Charge	Offset expenses incurred in issuing the Contracts and in maintaining the Contracts and the Separate Account.

Amount of Charge	$30.00 per year.

When and How Deducted	During the Accumulation Period the fee is deducted pro rata from amounts invested in the Subaccount and Fixed Account options on each anniversary of the effective date of the Contract, and at time of surrender. During the Benefit Payment Period a pro rata portion of the charge is deducted from each benefit payment.

Waivers	• During the Accumulation Period if the Account Value is at least $40,000 on the date the charge is due.

• During the Benefit Payment Period if the amount applied to the annuity benefit is at least $40,000.

• If the Contract is issued with a tax sheltered annuity endorsement.

• in the Company’s discretion where the Company incurs reduced sales and servicing expenses.

• During the Benefit Payment Period where required to satisfy state law.

Transfer Fee

Purpose of Charge	Offset cost incurred in administering the Contracts.

Amount of Charge	$25 for each transfer in excess of 12 in any contract year. The Company reserves the right to change the amount of this charge, or the number of transfers which can be made without incurring the charge at any time. The transfer fee will never exceed $30 for each transfer, and the number of transfers that can be made without a charge will never be fewer than 8.

When and How Deducted	During the Accumulation Period, the fee is deducted from the amount transferred.

Waivers	Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. Transfers associated with these programs do not count toward the free transfers permitted in a contract year. The Company reserves the right to eliminate this waiver at any time.
Administration Charge

Purpose of Charge	Offset expenses incurred in administering the Contracts and the Separate Account.

Amount of Charge	Daily charge equal to 0.000411% of the daily Net Asset Value for each Subaccount, which corresponds to an annual effective rate of 0.15%.

When and How Deducted	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected, this charge is deducted from amounts invested in the Subaccounts.

Waivers	May be waived or reduced in the Company’s discretion where the Company incurs reduced sales and servicing expenses.

Mortality and Expense Risk Charge

Purpose of Charge	Compensation for bearing certain mortality and expense risks under the Contract. Mortality risks arise from the Company’s obligation to pay benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company’s actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.

Amount of Charge	Daily charge equal to 0.003446% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.25%.

When and How Deducted	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected, this charge is deducted from amounts invested in the Subaccounts.

Waivers	None.

Premium Taxes
Currently some state governments impose premium taxes on annuity purchase payments. These taxes currently range from zero to 3.5% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. The Company will deduct any applicable premium taxes from the Account Value either upon death, withdrawal, surrender, annuitization, or at the time purchase payments are made, but no earlier than when the Company incurs a tax liability under applicable law.

Maximum Charges
Except as described below, the Company will never charge more to a Contract than the fees and charges described even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to Owners.
The Company reserves the right to change the amount of the transfer fee in the future, or the number of transfers that can be made without incurring the transfer fee, and/or to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Surrender and Withdrawals section of this prospectus, if in the Company’s discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals. The maximum amount of these charges and fees is described below.
Discretionary Waivers of Charges
The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the total amount of purchase payments to be received; and (2) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.
Expenses of the Portfolios
In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses which are described in the prospectus and Statement of Additional Information for each Portfolio. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).
TRANSFERS
Transfers
If allowed by the Company, in our sole discretion, during the Accumulation Period, an Owner may transfer amounts among Subaccounts, among Fixed Account options, and/or between Subaccounts and Fixed Account options by written request once each Valuation Period.
A transfer is effective on the Valuation Date during which we receive the Written Request for transfer. We will process transfers to a Subaccount at the Accumulation Unit Value calculated after we receive the transfer request in good order.
The current restrictions on transfers for either tax-qualified or non-tax-qualified Contracts are:

Minimum transfer to any Fixed Account guarantee period option	$2,000 No amounts may be transferred to a guarantee period option which would extend beyond the Annuity Commencement Date.
Maximum transfer from Fixed Account option other than Fixed Account guaranteed period option which is maturing	During any contract year, 20% of the Fixed Account option’s value as of the most recent contract anniversary.
Transfers to Seven-Year Guaranteed Interest Rate Option	For contracts issued after May 1, 2004 in states where the Company has received regulatory approval, amounts may be transferred to the Seven-Year Guaranteed Interest Rate Option only during the first contract year.
Other restrictions on transfers from Fixed Account options	May not be made prior to first contract anniversary. Amounts transferred from Fixed Account options to Subaccounts may not be transferred back to Fixed Account options for a period of 6 months from the date of the original transfer.

A transfer is effective on the Valuation Date during which the Company receives the request for transfer. We will process transfers to a Subaccount at the Accumulation Unit Value calculated after we receive the transfer request in good order. The Company may, in its sole discretion, restrict or prohibit transfers to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.
How to Request a Transfer
Currently, instead of placing a request in writing, an Owner may place a request for all or part of the Account Value to be transferred by telephone, facsimile or over the Internet. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted once each Valuation Period by telephone at 1-800-789-6771, or via facsimile at 513-768-5115, or over the Internet through the Company’s web site at www.gafri.com, between 9:30 a.m. and 4:00 p.m. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period. Access to these alternate methods of placing transfer requests, particularly through the Company’s web site, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. The Company may withdraw the right to make transfers by telephone, facsimile or over the Internet upon 10 days’ written notice to affected Contract Owners.
The Company will not be liable for complying with transfer instructions that the Company reasonably believes are genuine, or for any loss, damage, cost or expense in acting on such instructions. In addition, the Company will not be liable for refusing to comply with transfer instructions that are not in good order or that we reasonably believe are not genuine, or for any loss, damage, cost or expense for failing to act on such instructions. The Owner or person with the right to control payments will bear the risk of such loss. The Company will employ reasonable procedures to determine that telephone, facsimile or Internet instructions are genuine. If the Company does not employ such procedures, the Company may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.
Automatic Transfer Programs
During the Accumulation Period, the Company offers the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from the Company by calling 1-800-789-6771. There are risks involved in switching between investments available under the Contract.
Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the twelve transfers permitted under the Contract without a transfer fee charge. However, the Company reserves the right to impose a fee in such amount as the Company may then determine to be reasonable for participation in automatic transfer programs.

Minimum Account
Service	Description	Requirements	Limitations/Notes
Dollar Cost Averaging
Dollar cost averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. You should consider your financial ability to continue dollar cost averaging transfers through periods of changing price levels.
	Automatic transfers from the money market Subaccount to any other Subaccount(s), or from the Fixed Accumulation Account option (where available) to any Subaccount(s), on a monthly or quarterly basis.	Source of funds must be at least $10,000. Minimum transfer per month is $500. When balance of source of funds falls below $500, entire balance will be allocated according to dollar cost averaging instructions.	Dollar cost averaging transfers may not be made to any of the Fixed Account options. The dollar cost averaging transfers will take place on the last Valuation Date of each calendar month or quarter as requested by the Owner.

Portfolio Rebalancing Portfolio rebalancing does not guarantee profits or prevent losses in a declining market.	Automatically transfer amounts between the Subaccounts and the Fixed Accumulation Account option (where available) to maintain the percentage allocations selected by the Owner.	Minimum Account Value of $10,000.	Transfers will take place on the last Valuation Date of each calendar quarter. Portfolio rebalancing will not be available if the dollar cost averaging program or an interest sweep from the Fixed Accumulation Account option is being utilized.

Minimum Account
Service	Description	Requirements	Limitations/Notes
Interest Sweep	Automatic transfers of the income from any Fixed Account option(s) to any Subaccount(s).	Balance of each Fixed Account option selected must be at least $5,000. Maximum transfer from each Fixed Account option selected is 20% of such Fixed Account option’s value per year. Amounts transferred under the interest sweep program will reduce the 20% maximum transfer amount otherwise allowed.	Interest sweep transfers will take place on the last Valuation Date of each calendar quarter. Interest sweep is not available from the Seven-Year Guaranteed Interest Rate Option if the Principal Guarantee Program is selected.
Termination of Automatic Transfer Programs
The Owner may terminate any of the automatic transfer programs at any time, but must give the Company at least 30 days’ notice to change any automatic transfer instructions that are already in place. Termination and change instructions will be accepted by U.S. or overnight mail, or by facsimile at 513-768-5115. The Company may terminate, suspend or modify any aspect of the automatic transfer programs described above without prior notice to Owners, as permitted by applicable law. Any such termination, suspension or modification will not affect automatic transfer programs already in place.
The Company may also impose an annual fee or increase the current annual fee, as applicable, for any of the foregoing automatic transfer programs in such amount(s) as the Company may then determine to be reasonable for participation in the program. The maximum amount of the annual fee that would be imposed for participating in each automatic transfer program is $30.
Transfer Restrictions Related to Active Trading Strategies
Neither the Contracts described in this prospectus nor the underlying Portfolios are designed to support active trading strategies that involve frequent movement between or among Subaccounts (sometimes referred to as “market-timing” or “short-term trading”). An Owner who intends to use an active trading strategy should consult his/her registered representative and request information on variable annuity contracts that offer underlying Portfolios designed specifically to support active trading strategies.
We have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Transfer restrictions may vary by state.
Appendix B to this prospectus contains more information about these processes and restrictions.
WITHDRAWALS AND SURRENDERS
Surrender and Withdrawals
An Owner may surrender a Contract in full or take withdrawals from a Contract during the Accumulation Period. A CDSC may apply on a surrender or withdrawal. The restrictions and charges on surrender and withdrawals are:
A withdrawal or surrender is effective on the Valuation Date during which we receive the Written Request for withdrawal or surrender in good order. A withdrawal or surrender that results in the cancellation of Accumulation Units will be processed at the next Accumulation Unit Value calculated after we receive the Written Request in good order.

	Tax-Qualified	Non-Tax-Qualified
Minimum amount of withdrawal	$500	$500

Minimum remaining Surrender Value after withdrawal	$500	$500

	Tax-Qualified	Non-Tax-Qualified
Amount available for surrender or withdrawal (valued as of end of Valuation Period in which request for surrender or withdrawal is received by the Company)	Account Value subject to tax law and retirement plan restrictions on surrender and withdrawals	Account Value

Tax-Qualified and Non-Tax-Qualified

Tax penalty for early withdrawal	When applicable, 10% of amount distributed before age 59 1/2 (25% for SIMPLE IRAs in the first two years)

Contract maintenance fee on surrender	$30 (no CDSC applies to fee)

Contingent deferred sales charge (“CDSC”)	Up to 7% of purchase payments

Order of withdrawal for purposes of CDSC (order may be different for tax purposes)	First from purchase payments on “first-in, first-out” basis (CDSC may apply) and then from accumulated earnings (no CDSC applies)

*	The right to make withdrawals or surrender may be restricted if the Contract is issued with a tax sheltered annuity endorsement or an employer plan endorsement.
A surrender will terminate the Contract. Withdrawals are taken proportionally from all Subaccounts and Fixed Account options in which the Contract is invested on the date the Company receives the withdrawal request, unless the Owner requests that the withdrawal be taken from a specific investment option. If you wish to specify the Subaccount(s) and/or Fixed Account option(s) from which you wish to make a withdrawal and the amount of the withdrawal to be taken from each specified Subaccount or Fixed Account option, you must include this information in your written request. A surrender or withdrawal is effective on the Valuation Date during which the Company receives the written request for surrender or withdrawal in good order, and will be processed at the next Accumulation Unit Value calculated after we receive the written request in good order. Payment of the amount surrendered or withdrawn may be delayed if the amount was paid to the Company by a check that has not yet cleared. As permitted under certain state laws, payment and processing of the amount surrendered or withdrawn from a Fixed Account option may be delayed for up to six months after receipt of the request for surrender or withdrawal. If we delay processing and payment, we will comply with applicable state law. Payment of the amount surrendered or withdrawn from the Subaccounts may be delayed during any period the New York Stock Exchange is closed or trading is restricted, or when the SEC either: (1) determines that there is an emergency which prevents valuation or disposal of securities held in the Separate Account; or (2) permits a delay in payment for the protection of security holders.
Free Withdrawal Privilege
The Company will waive the CDSC on withdrawals of 15% or less of all purchase payments received that have not been previously withdrawn and that would otherwise still be subject to a CDSC. No Free Withdrawal Privilege is available on surrender of a Contract. The Company reserves the right to reduce the Account Value by the amount of any CDSC waived on any withdrawal(s) taken within the six months preceding a request for a surrender. This is in addition to any other applicable deductions. If the Free Withdrawal Privilege is not exercised during a contract year, it does not carry over to the next contract year.
Long-Term Care Waiver Rider
If a Contract is modified by the Long-Term Care Waiver Rider, a surrender or withdrawals may be made free of any CDSC if the Owner has been confined in a qualifying licensed hospital or long-term care facility for at least 90 days beginning on or after the first contract anniversary. There is no charge for this rider, but it may not be available in all states.
Systematic Withdrawal
During the Accumulation Period, an Owner may elect to automatically withdraw money from the Contract. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that can be withdrawn is $100. Systematic withdrawals will be subject to the CDSC to the extent the amount withdrawn exceeds the free withdrawal privilege. The Owner may begin or discontinue systematic withdrawals at any time by request to the Company, but at least 30 days’ notice must be given to make a change to any systematic withdrawal instructions that are currently in place. The Company reserves the right to discontinue offering systematic withdrawals at any time. Currently, the Company does not charge a fee for systematic withdrawal services. However, the Company reserves the right to impose an annual fee in such amount as the Company may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.

Before electing a systematic withdrawal program, you should consult with a tax advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially different amount of total payments over the life of the Contract than if annuitization were elected.
CONTRACT LOANS
Contract Loans
The Company may make loans to Owners of a Contract that is issued with a tax sheltered annuity endorsement or a governmental 457 plan endorsement, as allowed under tax law. The Company will charge interest on these loans. The maximum rate of interest that the Company will charge will be 8% or such other higher rate than may be required by the plan administrator or an employer retirement plan that controls the Contract. Any such loans (including unpaid interest thereon) will be secured with an interest in the Contract. Loans may be taken only from the Fixed Accumulation Account. An amount equal to 110% of the loan requested must be in the Fixed Accumulation Account prior to taking the loan. If the Fixed Accumulation Account is insufficient, the collateral for the loan will be moved from the Subaccounts you designate to the Fixed Accumulation Account and earn a fixed rate of interest applicable to loan collateral. If you do not designate any Subaccounts, the collateral for the loan will be moved from all the Subaccounts on a pro rata basis to the Fixed Accumulation Account. Generally we require that the collateral amount to be 110% of the outstanding loan balance. The minimum rate of interest that the Company will credit to loan collateral is 1% or any higher Fixed Account guaranteed interest rate stated in your Contract. The difference between the amount of interest the Company charges on a loan and the amount of interest the Company credits to loan collateral is called the “loan interest spread.” The current “loan interest spread” is 3%.
Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code, and default on a loan will result in a taxable event. You should consult a tax advisor prior to exercising loan privileges. If loans are available under a Contract, loan provisions are described in the loan endorsement to the Contract.
A loan, whether or not repaid, will have a permanent effect on the Account Value of a Contract because the collateral cannot be allocated to the Subaccounts or a Fixed Account guaranteed interest rate option. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.
ANNUITY BENEFIT
Annuity Benefit
An Owner may designate the Annuity Commencement Date and may change the date up to 30 days before annuity payments are scheduled to begin. If annuity payments begin, such payments will be in lieu of all other benefits under the Contract.
For non-tax qualified Contracts, unless the Company agrees otherwise, the Annuity Commencement Date cannot be later than the contract anniversary following the eighty-fifth (85th) birthday of the oldest Owner, or five years after the effective date of the Contract, whichever is later. For tax-qualified Contracts, unless the Company agrees otherwise, the Annuity Commencement Date cannot be later than the contract anniversary following the Owner’s seventieth (70th) birthday.
The amount applied to a settlement option to provide annuity payments generally will be the Account Value (less any outstanding loans) as of the end of the Valuation Period immediately preceding the Annuity Commencement Date.
The Owner generally may select any form of settlement option currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus.
If the Owner has not previously made an election as to the form of settlement option, the Company will contact the Owner to ascertain the form of settlement option to be paid. Available options include fixed dollar payments, variable dollar payments, or a combination of variable and fixed dollar payments. If the Owner does not select a settlement option, the Company will apply the Account Value pro rata to a combination variable and fixed dollar payments for the life of the Annuitant with 10 years of payments assured, as described in the Settlement Options section of this prospectus.
DEATH BENEFIT
Death Benefit
A death benefit will be paid under a Contract if an Owner dies during the Accumulation Period. If a surviving spouse (or your civil union partner/domestic partner/same-gender spouse in applicable states) becomes the Successor Owner of the Contract, the death benefit will be paid following the death of the Successor Owner if he or she dies during the Accumulation Period. If a death benefit is paid, it will be in lieu of any other benefits under the Contract.
The death benefit will be allocated among the Subaccounts and Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.
Any applicable premium tax or other taxes not previously deducted, and any outstanding loans will be deducted from the death benefit amounts described below.
Death Benefit payments shall be made to the Beneficiary as payee. The Beneficiary will be the person on whose life any Death Benefit payments under a settlement option are based. Any payments that remain after the death of the Beneficiary would be paid to a contingent payee designated in a settlement option election made by the Owner, or if none then to a contingent payee designated by the Beneficiary, or if none then to the estate of the last payee.
Non-tax-qualified contracts also allow a Beneficiary that is a non-natural person to elect instead to have Death Benefit payments made to a payee to whom the Beneficiary is obligated to make corresponding payments of a death benefit. In that case, payments under a life option would be based on the life of the person to whom the Beneficiary is obligated, and any payments that remain after the death of a payee or contingent payee would revert to the Beneficiary.
The death benefit may be paid in a lump sum, or in any form of settlement option then available. The standard forms of settlement options are described in the Settlement Options section of this prospectus. An Owner may elect the form of payment of the death benefit at any time before his or her death. If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner’s death. If no election as to form of settlement option is made, the Company will apply the death benefit pro rata to a combination of variable and fixed dollar payments for a fixed period of four years.
Death Benefit Amount
The determination of the Death Benefit Amount depends on the form of Contract in effect in your state of residence when the Contract was issued. For example, in 2003, the Company sought approval from the various states for a Contract and/or endorsement with revised provisions concerning the determination of the Death Benefit Amount (the “2003 Death Benefit Endorsement”). Please contact the Company if you have questions as to how to determine the Death Benefit Amount under your Contract.
Death Benefit Amount (Version 1)
This Version 1 of the Death Benefit Amount applies to:
1)	all Contracts issued in any state after May 1, 2006; and
2)	all Contracts issued prior to May 1, 2006 but after the 2003 Death Benefit Endorsement was approved in the state where the Contract was issued.
The Death Benefit Amount will equal the greatest of:
1)	the Account Value on the Death Benefit Valuation Date; or
2)	the total purchase payments, reduced proportionally for withdrawals; or
3)	the lesser of (a) the largest Account Value on any Contract anniversary before the Death Benefit Valuation Date and prior to any Owner’s 65th birthday, reduced proportionally for withdrawals taken after such value was reached, or (b) 200% of the total purchase payments, reduced proportionally for withdrawals.
The reduction for withdrawals will be in the same proportion that the Account Value was reduced on the date of the withdrawal.

Death Benefit Amount (Version 2)
This Version 2 of the Death Benefit Amount applies to all Contracts issued in any state before the 2003 Death Benefit Endorsement was approved in the state where the Contract was issued.
The Death Benefit Amount will equal the greatest of:
1)	the Account Value on the Death Benefit Valuation Date; or
2)	the total purchase payments, reduced proportionally for withdrawals; or
3)	the largest Account Value on any Contract Anniversary before the Death Benefit Valuation Date and prior to any owner’s 80th birthday, reduced proportionally for subsequent withdrawals.
The reduction for withdrawals will be in the same proportion that the Account Value was reduced on the date of the withdrawal.
Example of Determination of Death Benefit Amount
This example is intended to help you understand how a withdrawal impacts the Death Benefit amount.
Assuming your total Purchase Payments equal $100,000, your Account Value is $90,000, you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000.
Step One: Calculate the proportional reduction.

1 –	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage

	$90,000	Account Value immediately before withdrawal		Reduction

$100,000	Purchase	x 11.1111%	Percentage	= $11,111	Proportional
	Payments		Reduction		Reduction
Step Two: Calculate the reduced Purchase Payment amount.

Purchase Payments	$100,000
Less proportional reduction for withdrawals	– 11,111

Purchase Payments reduced for withdrawals	$88,889
Step Three: Determine the Death Benefit amount.
Immediately after the withdrawal, the reduced Purchase Payments of $88,889 is greater than the Account Value of $80,000, so the Death Benefit amount would be $88,889.
Step Up in Value for Successor Owner
If your spouse (or your civil union partner/domestic partner/same-gender spouse in applicable states) becomes the Successor Owner of the Contract, the Account Value of the contract will be increased, as of the date that would have been the Death Benefit Valuation Date, to equal the amount of the death benefit which would have been payable if your spouse (or your civil union partner/domestic partner/same-gender spouse in applicable states) had not become the Successor Owner of the Contract. If the Account Value is increased under this provision, the Company will deposit the amount of the increase into the Fixed Accumulation Account Option. There is no additional charge associated with this feature.
If the death benefit which would have been payable is equal to the Account Value as of the date that would have been the Death Benefit Valuation Date, there will be no change in the Account Value of the Contract.
For purposes of determining the date that would have been the Death Benefit Valuation Date, the election to become Successor Owner will be deemed to be instructions as to the form of death benefit. Therefore, the date that would have been the Death Benefit Valuation Date will be the later of the date we receive Due Proof of Death of the Owner, or the date we receive a Successor Owner election, but never later than one year after the date of death of the Owner.

If your spouse (or your civil union partner/domestic partner/same-gender spouse in applicable states) becomes the Successor Owner of the Contract, any Contingent Deferred Sales Charge which would otherwise apply on surrender will be waived, except that if any additional purchase payments are paid by the Successor Owner, Contingent Deferred Sales Charges will apply as described in this Contract, to those additional purchase payments only.
Payment of Benefits
When a Contract is annuitized, or when a death benefit is applied to a settlement option, the Account Value or the death benefit, as the case may be, the Company promises to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments are based on the Account Value and generally may be calculated and paid: (1) as variable dollar payments; (2) as fixed dollar payments; or (3) as a combination of both. There is no additional charge associated with the form of Death Benefit election. The stream of payments, whether variable dollar or fixed dollar, is an obligation of the Company’s general account. However, only the amount of fixed dollar payments is guaranteed by the Company. The Owner (or Payee) bears the risk that any variable dollar payment may be less than the variable dollar base payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between variable dollar payments and fixed dollar payments are not permitted, but transfers of Benefit Units among Subaccounts are permitted once each 12 months after variable dollar payments have been paid for at least 12 months. The formulas for transferring Benefit Units among Subaccounts during the Benefit Payment Period are set forth in the Statement of Additional Information.
If the Contract owner is an individual and the lump sum payment option is selected, we pay the death benefit by establishing an interest-bearing draft account for the beneficiary in the amount of the death benefit. This account is called the Great American Benefit Choice Account. We send the beneficiary a personalized “checkbook” for this account. The beneficiary may withdraw all or part of the money in this account at any time by writing a draft against the account. The servicing bank will process the draft by drawing funds from our general account.
The Great American Benefit Choice Account earns interest, which is compounded daily and credited monthly. We set the interest rate for this account. We review the rate periodically and we may change it at any time. We may make a profit on the money held in this account.
The Great American Benefit Choice Account is part of our general account. It is not a bank account, and it is not insured by the FDIC, NCUSIF, or any government agency. As part of our general account, it is subject to the claims of our creditors.
In some circumstances when a lump sum payment option is selected, we do not establish a draft account for the beneficiary.
•	If the death benefit is less than $5,000, we pay the death benefit with a single check payable to the beneficiary.

•	If the beneficiary is a resident of Arkansas, Colorado, Florida, Kansas, Maryland, Nevada, North Carolina or North Dakota and he or she requests that the lump sum be paid by check, we pay the death benefit with a single check payable to the beneficiary.
SETTLEMENT OPTIONS
Settlement Options
The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options are described below. Payments under any settlement option may be in monthly, quarterly, semiannual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated Payee.
The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to Owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform with the change. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed or commuted (i.e., redeemed at present value). Other settlement options may be commuted as described in the Commuted

Values section of this prospectus.
The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be lesser in amount as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be lesser in amount as the life expectancy of the Annuitant or Beneficiary increases because more payments are expected to be paid.
Income for a Fixed Period: The Company will make periodic payments for a fixed period of 5 to 30 years. (Payment intervals of 1 to 4 years are available for death benefit settlement options only.)
Life Annuity with Payments for a Fixed Period: The Company will make periodic payments for a specified fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.
Joint and One-Half Survivor Annuity: The Company will make periodic payments until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.
Income for a Fixed Period, Not to Exceed Life Expectancy: The Company will make periodic payments for a fixed period equal to the life expectancy of the person on whose life benefit payments are based, as determined under life expectancy tables adopted by the Health Care Financing Administration. If this option is elected, the Contract is irrevocable and has no value that can be assigned, surrendered, loaned, commuted or withdrawn. The first payment will be paid as of the last day of the initial payment interval.
For Contracts issued after May 1, 2004, in states where the Company has received regulatory approval, the Company generally guarantees minimum benefit payment factors based on annuity 2000 mortality tables for blended lives (60% female/40%male) with interest at 1% per year, compounded annually.
For all other Contracts, the Company uses applicable 1983 annuity mortality tables for individuals or groups, as applicable, with interest at 2% per year, compounded annually.
Considerations in Selecting a Settlement Option and Payment Forms
Periodic payments under a settlement option are affected by various factors, including the length of the payment period, the life expectancy of the person on whose life benefit payments are based, the frequency of the payment interval (monthly, quarterly, semi-annual or annual), and the payment form selected (fixed dollar or variable dollar).
•	Generally, the longer the period over which payments are made or the more frequently the payments are made, the lower the amount of each payment because more payments will be made.
•	For life contingent settlement options, the longer the life expectancy of the Annuitant or Beneficiary, the lower the amount of each payment because more payments are expected to be paid.
•	Fixed dollar payments will remain level for the duration of the payment period.
•	The actual amount of each variable dollar payment may vary from payment to payment regardless of the duration of the payment period. The actual amount of each variable dollar payment will reflect the investment performance of the Subaccount(s) selected. The daily investment factor and the assumed interest rate also affect the amount by which variable dollar payments increase or decrease.
Additional information about fixed dollar payments, variable dollar payments, the daily investment factor, and the assumed interest rate is included in the Statement of Additional Information.
THE CONTRACTS
Each Contract is an agreement between the Company and the Owner. Values, benefits and charges are calculated separately for each Contract. Because the Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate, the availability of certain Contract rights and provisions in a given State may depend on that State’s approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly. The Contracts also may be modified as necessary to meet the requirements for inclusion as an investment option in the Texas Optional Retirement Program or other retirement program.
Right to Cancel
The Owner of a Contract may cancel it before midnight of the tenth day following the date the Owner receives the Contract. For a valid cancellation, the Contract must be returned to the Company, and written notice of cancellation must be given to the Company, or to the agent who sold the Contract, by that deadline. If mailed, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If the Owner cancels the Contract, the Contract will be void and the Company will refund the purchase payment(s) paid for it plus or minus any investment gains or losses under the Contract as of the end of the Valuation Period during which the returned Contract is received by the Company. When required by state or federal law, the Company will return the purchase payments without any investment gain or loss, during all or part of the right to cancel period. In addition, when required by state or federal law, the Company will return the Purchase Payments in full, without deducting any fees or charges, during all or part of the right to cancel period. When required by state law, the right to cancel period may be longer than 10 days. During the right to cancel period specified on the first page of the Contract, the Company reserves the right to allocate all purchase payments to either the Fixed Accumulation Account or a money market Subaccount, at our discretion. If we exercise this right, we will allocate the Account Value as of the end of the right to cancel period to the Fixed Account options and/or to the Subaccounts in the percentages that the Owner instructed.
Termination
The Company reserves the right to terminate any Contract at any time during the Accumulation Period if the Surrender Value is less than $500. In that case, the Contract will be involuntarily surrendered and the Company will pay the Owner the amount that would be due the Owner on a surrender
Persons With Rights Under a Contract
Owner: The Owner is the person with authority to exercise rights and receive benefits under the Contract (e.g., make allocations among investment options, elect a settlement option, designate the Annuitant, Beneficiary and Payee). An Owner must ordinarily be a natural person, or a trust or other legal entity holding a contract for the benefit of a natural person. Ownership of a non-tax-qualified Contract may be transferred, but transfer may have adverse tax consequences. Ownership of a tax-qualified Contract may not be transferred. Unless otherwise elected or required by law, a transfer of Ownership will not automatically cancel a designation of an Annuitant or Beneficiary or any settlement options election previously made.
Joint Owners: There may be joint Owners of a non-tax-qualified Contract. Joint Owners may each exercise transfer rights and make purchase payment allocations independently. All other rights must be exercised by joint action. A surviving joint Owner who is not the spouse (or your civil union partner/domestic partner/same-gender spouse in applicable states) of a deceased Owner may not become a Successor Owner, but will be deemed to be the Beneficiary of the death benefit which becomes payable on the death of the first Owner to die, regardless of any Beneficiary designation.
Successor Owner: The surviving spouse (or your civil union partner/domestic partner/same-gender spouse in applicable states) of a deceased Owner may become a Successor Owner if the surviving spouse (or your civil union partner/domestic partner/same-gender spouse in applicable states) was either the joint Owner or sole surviving Beneficiary under the Contract. In order for a spouse (or your civil union partner/domestic partner/same-gender spouse in applicable states) to become a Successor Owner, the Owner must make an election prior to the Owner’s death, or the surviving spouse (or your civil union partner/domestic partner/same-gender spouse in applicable states) must make an election within one year of the Owner’s death.
As required by federal tax law, the Contract contains rules about the rate at which a death benefit must be paid to a beneficiary who is not your spouse. If the successor owner is not you spouse as defined by federal tax law, then after your death the contract values must be distributed in a manner that complies with these rules.
Civil Union Partners, Domestic Partners and Same-Gender Married Couples: The federal Defense of Marriage Act states that none of the following persons are considered married under federal law: civil union partners, domestic partners, or same-gender married couples. Therefore the favorable tax treatment provided by federal tax law to a surviving spouse is NOT available to a surviving civil union partner, a surviving domestic partner, or the surviving spouse of a same-gender marriage. For information about federal tax laws, please consult a tax advisor.

Annuitant: The Annuitant is the person whose life is the measuring life for life contingent annuity benefit payments. The Annuitant must be the same person as the Owner under a tax-qualified Contract. The Owner may designate or change an Annuitant under a non-tax-qualified Contract. Unless otherwise elected or required by law, a change of Annuitant will not automatically cancel a designation of a Beneficiary or any settlement option election previously made.
Beneficiary: The person entitled to receive the death benefit. The Owner may designate or change the Beneficiary, except that a surviving joint Owner will be deemed to be the Beneficiary regardless of any designation. Unless otherwise elected or required by law, a change of Beneficiary will not automatically cancel a designation of any Annuitant or any settlement option election previously made. If no Beneficiary is designated, and there is no surviving joint Owner, the Owner’s estate will be the Beneficiary. The Beneficiary will be the measuring life for life contingent death benefit payments.
Payee: Under a tax-qualified Contract, the Owner-Annuitant is the Payee of annuity benefits. Under a non-tax-qualified Contract, the Owner may designate the Annuitant or the Owner as the Payee of annuity benefits. Irrevocable naming of a Payee other than the Owner can have adverse tax consequences. The Beneficiary is the Payee of the death benefit.
Assignee: Under a tax-qualified Contract, assignment is not permitted. The Owner of a non-tax-qualified Contract may assign most of his/her rights or benefits under a Contract. Assignment of rights or benefits may have adverse tax consequences.
ANNUITY INVESTORS LIFE INSURANCE COMPANY®
The Company is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity policies. The home office of the Company is located at 525 Vine Street, Cincinnati, Ohio 45202.
The obligations under the Contracts are obligations of the Company. The fixed benefits under this Contract are provided through the Fixed Account. The Fixed Account is part of our general account and its values are not dependent on the investment performance of the Subaccounts that make up the Separate Account. The variable benefits under this Contract are provided through the Separate Account, which is described below.
The Company’s general account assets are used to guarantee the payment of applicable annuity and death benefits under the Contracts. To the extent that we are required to pay benefit amounts in excess of the applicable Contract values, such amounts will come from the Company’s general account assets. You should be aware that the Company’s general account is exposed to the risks normally associated with a portfolio of fixed maturity securities, equity securities and derivatives. Certain risks are inherent in connection with fixed maturity securities, including loss upon default, price volatility and prepayment risk. The Company’s financial statements in the Statement of Additional Information include a further discussion of investments held by the Company’s general account.
The Company and GAA are involved in various kinds of routine litigation which, in management’s judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.
THE SEPARATE ACCOUNT
General
The Separate Account was established by the Company on November 7, 2001 as an insurance company separate account under the laws of the State of Ohio pursuant to resolution of the Company’s Board of Directors. The Separate Account is registered with the SEC as a unit investment trust. It is divided into Subaccounts that invest in corresponding Portfolios. Interest in the Subaccounts are securities registered with the SEC. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account.
The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Company’s general account assets or any other separate account maintained by the Company. The assets of the Separate Account will be held for the exclusive benefit of Owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. The obligations under the Contracts are obligations of the Company.
Additions, Deletions or Substitutions of Subaccounts
New Subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions so warrant. Any new Subaccounts will be made available to existing Owners on a basis to be determined by us and that is not discriminatory. We do not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of Purchase Payments or variable dollar payments or transfers. We may substitute the shares of a different portfolio or a different class of shares for shares held in a Portfolio. In the event of any addition, merger, combination or substitution, we may make such changes in the Contract as may be necessary or appropriate to reflect such event. Additions, mergers, combinations or substitutions may be due to an investment decision by the Company, or due to an event not within our control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company which offers the Portfolio. We will obtain approval of additions, mergers, combinations or substitutions from the SEC to the extent required by the 1940 Act, or other applicable law. We will also notify you before we make a substitution.
If deemed to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more separate accounts.
VOTING OF PORTFOLIO SHARES
To the extent required by law, all Portfolio shares held in the Separate Account will be voted by the Company at regular and special shareholder meetings of the respective Portfolios in accordance with instructions received from persons having voting interests in the corresponding Subaccount. During the Accumulation Period, the Company will vote Portfolio shares according to instructions of Owners, unless the Company is permitted to vote shares in its own right.
The number of votes that an Owner may vote will be calculated separately for each Subaccount. The number will be determined by applying the Owner’s percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount.
The Owner’s percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the respective Portfolios.
The Company will vote or abstain from voting shares for which it receives no timely instructions and shares it holds as to which Owners have no beneficial interest (including shares held by the Company as reserves for benefit payments*). The Company will vote or abstain from voting such shares in proportion to the voting instructions it receives from Owners of all Contracts participating in the Subaccount. Because the Company will use this proportional method of voting, a small number of Owners may determine the manner in which the Company will vote Portfolio shares for which it solicits voting instructions but receives no timely instructions.
Each person or entity having a voting interest in a Subaccount will receive proxy material, reports and other material relating to the appropriate Portfolio. The Portfolios are not required to hold annual or other regular meetings of shareholders.

*	Neither the Owner nor Payee has any interest in the Separate Account during the Benefit Payment Period. Benefit Units are merely a measure of the amount of the payment the Company is obligated to pay on each payment date.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS
TO BE UPDATED BY 485(B) POST EFFECTIVE AMENDMENT
Great American Advisors®, Inc. (“GAA”) is the principal underwriter of the contracts. Its business address is 525 Vine Street, Cincinnati, Ohio 45202. GAA is an indirect wholly-owned subsidiary of American Financial Group, Inc. and, as a result, an affiliate of the Company.
The Contracts are sold by insurance agents who are also registered representatives of (1) GAA or (2) other broker-dealers that have entered into selling agreements with GAA. GAA and the other broker-dealers are registered under the Securities Exchange Act of 1934, and are members of the National Association of Securities Dealers, Inc. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuity contracts.
The Company pays commissions to GAA for promotion and sale of the contracts. GAA retains the commissions for sales made through its registered representatives, or pays the commissions to other broker-dealers for sales made through their registered representatives. GAA and the other broker-dealers pay their registered representatives from their own funds. Commissions paid by the Company are calculated as a percentage of the purchase payments received for a contract. The maximum percentage is 8.5% of the purchase payments received from a contract. Commissions paid by the Company may also be calculated as a percentage of the contract value (sometimes called a trail commission). Trail commissions are not expected to exceed 1% of the contract value on an annual basis.
Commissions paid on the Contracts and payments for other services are not charged directly to you or your Account Value, but are charged indirectly through fees and charges imposed under the Contracts. If these fees and charges are not sufficient to cover the commissions and other payments, any deficiency will be made up from our general assets.
Amounts paid by the Company to GAA for 2009, 2008 and 2007 were $                    , $802,498 and $855,826, respectively, which amounts include compensation related to other contracts issued through Annuity Investors Variable Account C.
The Statement of Information includes more information about the compensation we pay to GAA and additional compensation that GAA pays to select selling firms.
FEDERAL TAX MATTERS
TO BE UPDATED BY 485(B) POST EFFECTIVE AMENDMENT
This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary depending on the state in which you reside, and is not discussed in this prospectus or in the Statement of Additional Information.
The tax information provided in the prospectus is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. A taxpayer cannot use it for the purpose of avoiding penalties that may be imposed under the tax laws. You should seek advice on legal or tax questions based on your particular circumstances from an independent attorney or tax advisor.
Tax Deferral on Annuities
Internal Revenue Code (“IRC”) Section 72 governs taxation of annuities in general. The income earned on a Contract is generally not included in income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section 72. These requirements are discussed in the Statement of Additional Information. In addition, tax deferral is not available for a Contract when an Owner is not a natural person unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Account Value, although the plan itself may provide a tax deferral to the participating employee.
Tax-Qualified Retirement Plans
Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), 408 and 408A (individual retirement annuities), and 457(g) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.

The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including an individual retirement annuity (“IRA”) under a Simplified Employee Pension (SEP) Plan, you should seek competent legal and tax advice regarding the suitability of the Contract for the situation involved and the requirements governing the distribution of benefits.
Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to other Contracts are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to other Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.
Individual Retirement Annuities
IRC Sections 219 and 408 permit certain individuals or their employers to contribute to an individual retirement arrangement known as an “Individual Retirement Annuity” or “IRA”. Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until distributed from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned on the Contract.
Roth IRAs
IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions of contributions may be made at any time. Distributions of earnings are tax-free following the five-year period beginning with the first year for which a Roth IRA contribution was made if the Owner has attained age 59 1/2, become disabled, or died, or for qualified first-time homebuyer expenses.
Tax-Sheltered Annuities
IRC 403(b) of the Code permits public schools and charitable, religious, educational, and scientific organizations described in IRC Section 501(c)(3) to establish “tax-sheltered annuity” or “TSA” plans for their employees. TSA contributions and Contract earnings are generally not included in the gross income of the employee until distributed from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1/2, severs employment, becomes disabled, incurs a hardship, is eligible for a qualified reservist distribution, or dies. The IRC and the plan may impose additional restrictions on distributions.
Pension, Profit-Sharing, and 401(k) Plans
IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish such plans for themselves and their employees. These plans may use annuity contracts to fund plan benefits. Generally, contributions are deductible to the employer in the year made, and contributions and earnings are generally not included in the gross income of the employee until distributed from the plan. The IRC and the plan may impose restrictions on distributions. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the Contract under the particular plan.
Roth TSAs and Roth 401(k)s
IRC Section 402A permits TSA plans and 401(k) plans to allow participating employees to designate some part or all of their future elective contributions as Roth contributions. Roth contributions to a TSA or 401(k) plan are included in the employee’s taxable income as earned. Distributions are considered to come proportionally from contributions and earnings. Distributions attributable to contributions are tax-free. Distributions attributable to earnings are tax-free following the five-year period beginning with the first year for which Roth contributions are made to the plan if the employee has attained age 59 1/2, become disabled, or died. Amounts attributable to Roth TSA and Roth 401(k) contributions are subject to the same distribution restrictions that apply to other amounts attributable to TSA or 401(k) contributions made under a salary reduction agreement. The plan may impose additional restrictions on distributions.
Governmental Deferred Compensation Plans
State and local government employers may purchase annuity contracts to fund deferred compensation plans for the benefit of their employees described in IRC Section 457(b). Contributions and earnings are generally not included in the gross income of the employee until the employee receives distributions from the plan. Amounts cannot be distributed until the employee attains age 70 1/2, severs employment, becomes disabled, incurs an unforeseeable emergency, or dies. The plan may impose additional restrictions on distributions.
Nonqualified Deferred Compensation Plans
Employers may invest in annuity contracts in connection with unfunded deferred compensation plans for their employees. Such plans may include deferred compensation plans of non-governmental tax-exempt employers described in IRC Section 457(b); deferred compensation plans of both governmental and nongovernmental tax-exempt employers that are taxed under IRC Section 457(f) and subject to Section 409A; and nonqualified deferred compensation plans of for-profit employers subject to Section 409A. In most cases, these plans are designed so that amounts credited under the plan will not be includable in the employees’ gross income until paid under the plan. In these situations, the annuity contracts are not plan assets and are subject to the claims of the employer’s general creditors. Whether or not made from the Contract, benefits payments are subject to restrictions imposed by the IRC and the plan.

Summary of Income Tax Rules
The following chart summarizes the basic income tax rules governing tax-qualified retirement plans, nonqualified deferred compensation plans, and other Contracts.

Nonqualified Deferred
	Tax-Qualified Contracts and Plans	Compensation Plans	Other Annuity Contracts
Plan Types	▪ IRC §401 (Pension, Profit-Sharing, 401(k))	▪ IRC §409A	IRC §72 only
	▪ IRC §403(b) (Tax-Sheltered Annuity)	▪ IRC §457 (Nongovernmental §457)
▪ IRC §408 (IRA, SEP, SIMPLE IRA)
▪ IRC §408A (Roth IRA)
▪ IRC §402A (Roth TSA or Roth 401(k))
▪ IRC §457 (Governmental §457)

Who May Purchase a Contract	Eligible employee, employer, or employer plan.	Employer on behalf of eligible employee. Employer generally loses tax-deferred status of Contract itself.	Anyone. Non-natural person will generally lose tax-deferred status.

Distribution Restrictions	Distributions from Contract or plan may be restricted to meet requirements of the Internal Revenue Code and/or terms of the retirement plan.		None.

Taxation of Surrenders and Lump Sum Death Benefit	Generally, 100% of distributions must be included in taxable income. However, the portion that represents an after-tax contributions or other “investment in the contract” is not taxable. Distributions from Roth IRA are deemed to come first from after-tax contributions. Distributions from other Contracts are generally deemed to come from investment in the contract on a pro-rata basis. Distributions from §408A Roth IRA or §402A Roth TSA or Roth 401(k) are completely tax free if certain requirements are met.		Generally, distributions must be included in taxable income until all earnings are paid out. Thereafter, distributions are tax-free return of the “investment in the contract”.

However, distributions are tax-free until any contributions from before August 14, 1982 are returned.

Taxation of Annuitization Payments (annuity benefit or death benefit)	For fixed dollar benefit payments, a percentage of each payment is tax free equal to the ratio of after-tax “investment in the contract” (if any) to the total expected payments, and the balance is included in taxable income. For variable dollar benefit payments, a specific dollar amount of each payment is tax free, as predetermined by a pro rata formula, rather than a percentage of each payment. In either case, once the after-tax “investment in the contract” has been recovered, the full amount of each benefit payment is included in taxable income. Distributions from a Roth IRA, Roth TSA, or Roth 401(k) are completely tax free if certain requirements are met.

Possible Penalty Taxes for Distributions Before Age 59 1/2	Taxable portion of payments made before age 59 1/2 may be subject to 10% penalty tax (or 25% for a SIMPLE IRA during the first two years of participation). Penalty taxes do not apply to payments after the participant’s death, or to §457 plans . Other exceptions may apply.	No penalty taxes.	Taxable portion of payments made before age 59 1/2 may be subject to a 10% penalty tax. Penalty taxes do not apply to payments after the Owner’s death. Other exceptions may apply.

Assignment/ Transfer of Contract	Assignment and transfer of Ownership generally not permitted.		Generally, deferred earnings taxable to transferor on transfer or assignment. Gift tax consequences are not discussed herein.

Federal Income Tax Withholding	Eligible rollover distributions from §401, §403(b), and governmental §457(b) plan Contracts are subject to 20% mandatory withholding on taxable portion unless direct rollover. For other payments, Payee may generally elect to have taxes withheld or not.	Generally subject to wage withholding.	Generally, Payee may elect to have taxes withheld or not.

Required Minimum Distributions
The Contracts are subject to the required minimum distribution (“RMD”) rules of federal tax law. These rules vary based on the tax qualification of the Contract or the plan under which it is issued.
For a tax-qualified Contract other than a Roth IRA, required minimum distributions must generally begin by April 1 following attainment of age 70 1/2. However, for a Tax-Sheltered Annuity Plan, Pension, Profit-Sharing, or 401(k) Plan, or Governmental Deferred Compensation Plan of an employer, a participant who is not a 5% owner of the employer may delay required minimum distributions until April 1 following the year in which the participant retires from that employer. The required minimum distributions during life are calculated based on standard life expectancy tables adopted under federal tax law.
For a Roth IRA or Contract that is not tax-qualified, there are no required minimum distributions during life.
All Contracts are generally subject to required minimum distributions after death. Generally, if payments have begun under a settlement option during life or if under a tax-qualified Contract the required beginning date for distributions had been reached, then after death any remaining payments must be made at least as rapidly as those made or required before death. Otherwise, the death benefit must be paid out in full within five years after death, or must be paid out in substantially equal payments beginning within one year of death over a period not exceeding the beneficiary’s life expectancy. For a traditional IRA, a Roth IRA, or a Contract that is not tax-qualified, a spouse beneficiary may elect out of these requirements, and apply the required minimum distribution rules as if the Contract were his or her own.
Special Rules for 2009
The Worker, Retiree, and Employer Recovery Act of 2008 suspends the minimum distribution requirement for 2009 for defined contribution pension, profit-sharing, and 401(k) plans, 403(b) tax-sheltered annuities, governmental 457(b) plans, and IRAs. However, the terms of the plan may need to be amended to allow a participant to take advantage of this suspension. This suspension may apply to required minimum distributions both during life and after death. It does not apply to the required minimum distribution for 2008 (which may be due by April 1, 2009 if the participant attained age 70 1/2 or retired during 2008). It may extend the five-year period for making payments after death, or the one-year period for beginning payments after death over the beneficiary’s life expectancy.
OTHER INFORMATION AND NOTICES
Reports and Confirmations
At least once each contract year, we will mail reports of the Contracts Account Value and any other information required by law to you. We will not send these reports after the Commencement Date or a full surrender of the Contract, whichever is first.
We will confirm receipt of any Purchase Payments made after the initial Purchase Payment in quarterly statements of account activity.
Householding — Revocation of Consent
Owners at a shared address who have consented to receive only one copy of each prospectus, annual report, or other required document per household (“householding”) may revoke their consent at any time, and may receive separate documents, by contacting the Company at 1-800-789-6771.
Owners who are currently receiving multiple copies of required documents may contact the Company at 1-800-789-6771 for additional information about householding.
Electronic Delivery of Required Documents
Owners who wish to receive prospectuses, SAIs, annual reports, and other required documents only in electronic form must give their consent. Consent may be revoked at any time. Please contact the Company at 1-800-789-6771 for additional information about electronic delivery of documents.
THE REGISTRATION STATEMENT
The Company filed a Registration Statement with the SEC under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as a part of the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the SEC, located at 100 F Street, N.E., Washington, D.C., and may also be accessed at the SEC’s web site http://www.sec.gov. The registration number for the Registration Statement is 333-88300.
STATEMENT OF ADDITIONAL INFORMATION
A Statement of Additional Information containing more details concerning the subjects discussed in this prospectus is available. The following is the table of contents for the Statement of Additional Information:
Annuity Investors Life Insurance Company
     General Information and History
     State Regulations
Services
     Safekeeping of Separate Account Assets
     Records and Reports
     Experts
Distribution of the Contracts
Performance Information
     Standardized Total Return—Average Annual Total Return
     Adjusted Historical Total Return
     Non-Standardized Total Return—Cumulative Total Return
     Standardized Yield for the Money Market Subaccount
Benefit Unit Transfer Formulas
Federal Tax Matters
     Taxation of Separate Account Income
     Tax Deferral on Non-Tax-Qualified Contracts
Financial Statements
Copies of the Statement of Additional Information dated May 1, 2010 are available without charge.
•	To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided, and mail to: Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423.
•	You may also call us at 1-800-789-6771, or visit us at our web site www.gafri.com to request a copy.
Annuity Investors Variable Account C
Request for Statement of Additional Information

Name:

Address:

City:	State:	Zip:

APPENDIX A: CONDENSED FINANCIAL INFORMATION
TO BE UPDATED BY 485(B) POST EFFECTIVE AMENDMENT*

Standard Accumulation	Standard Accumulation
Unit Value	Units Outstanding	Year
American Century VP Large Company Value Fund-Class II Shares (Inception Date 12/1/2004)
		12/31/09
7.646966	44,537.203	12/31/08
12.393735	66,250.868	12/31/07
12.742340	24,716.142	12/31/06
10.788646	3,344.811	12/31/05
10.362008	9.860	12/31/04
American Century VP Mid Cap Value Fund-Class II Shares (Inception Date 12/1/2004)
		12/31/09
9.634492	16,185.293	12/31/08
12.944432	15,275.580	12/31/07
13.455651	10,031.498	12/31/06
11.350424	6,503.783	12/31/05
10.530944	11.390	12/31/04
American Century VP Ultra® Fund-Class II Shares (Inception Date 12/1/2004)
		12/31/09
6.813422	12,424.308	12/31/08
11.842813	4,484.021	12/31/07
9.940157	3,977.971	12/31/06
10.434491	2,506.898	12/31/05
10.377323	9.850	12/31/04
American Century VP VistaSM Fund -Class I Shares (Inception Date 12/1/2004)
		12/31/09
8.319404	54,891.436	12/31/08
16.424171	36,829.210	12/31/07
11.918299	22,257.474	12/31/06
11.088360	1,985.344	12/31/05
10.399373	0.000	12/31/04
Calamos Growth and Income Portfolio (Inception Date 5/1/2007)
		12/31/09
7.007788	145,392.620	12/31/08
10.412111	11,798.204	12/31/07
Davis Value Portfolio (Inception Date 5/1/2007)
		12/31/09
5.845926	30,810.624	12/31/08
9.935864	3,077.896	12/31/07
Dreyfus IP Technology Growth Portfolio-Initial Shares (Inception Date 12/1/2004)
		12/31/09
7.008211	20,430.238	12/31/08
12.085181	19,936.665	12/31/07
10.684409	15,079.007	12/31/06
10.388053	497.463	12/31/05
10.151024	0.000	12/31/04
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares (Inception Date 8/1/2002)
		12/31/09
9.104033	39,281.915	12/31/08
14.115350	34,546.475	12/31/07
13.318763	26,560.304	12/31/06
12.396866	15,657.483	12/31/05
12.164604	7,235.683	12/31/04
11.645424	1,981.213	12/31/03
9.390119	560.157	12/31/02

Standard Accumulation	Standard Accumulation
Unit Value	Units Outstanding	Year
Dreyfus Stock Index Fund, Inc.-Service Shares (Inception Date 8/1/2002)
		12/31/09
9.918736	547,488.568	12/31/08
16.050344	683,487.148	12/31/07
15.505594	588,608.021	12/31/06
13.649522	534,136.515	12/31/05
13.255133	400,650.452	12/31/04
12.181740	185,677.680	12/31/03
9.646019	2,758.163	12/31/02
Dreyfus VIF Appreciation Portfolio-Service Shares (Inception Date 8/1/2002)
		12/31/09
10.058744	38,541.297	12/31/08
14.516747	38,008.940	12/31/07
13.779847	33,183.896	12/31/06
12.025882	29,869.988	12/31/05
11.713889	27,280.049	12/31/04
11.336144	18,453.983	12/31/03
9.513308	2,001.150	12/31/02
Dreyfus VIF Money Market Portfolio (Inception Date 8/1/2002)
		12/31/09
1.073155	1,277,485.122	12/31/08
1.062268	205,259.591	12/31/07
1.028959	140,143.138	12/31/06
0.998347	116,327.670	12/31/05
0.986328	214,563.135	12/31/04
0.992455	179,328.613	12/31/03
0.999409	531.650	12/31/02
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
		12/31/09
7.558919	41,708.017	12/31/08
10.093988	1,909.379	12/31/07
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
		12/31/09
9.572516	5,606.231	12/31/08
10.331779	1,374.395	12/31/07
Ibbotson Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
		12/31/09
6.738875	28,155.311	12/31/08
9.994910	11,716.344	12/31/07
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
		12/31/09
8.526582	14,017.897	12/31/08
10.193054	6,469.193	12/31/07
Invesco V.I. Capital Development Fund (formerly AIM V.I. Capital Development Fund)-Series II Shares (Inception Date 8/1/2002)
		12/31/09
9.884056	54,315.270	12/31/08
18.961204	59,838.559	12/31/07
17.397009	49,305.901	12/31/06
15.176355	9,744.322	12/31/05
14.085962	7,531.439	12/31/04
12.393289	2,822.119	12/31/03
9.305544	20.637	12/31/02

Standard Accumulation	Standard Accumulation
Unit Value	Units Outstanding	Year
Invesco V.I. Core Equity Fund (formerly AIM V.I. Core Equity Fund)-Series I Shares (Inception Date 5/1/2006)
		12/31/09
7.938572	26,582.853	12/31/08
11.525903	30,396.259	12/31/07
10.812798	24,249.711	12/31/06
Invesco V.I. Financial Services Fund (formerly AIM V.I. Financial Services Fund)-Series I Shares (Inception Date 8/1/2002)
		12/31/09
4.792030	18,987.858	12/31/08
11.984818	14,821.842	12/31/07
15.628052	13,322.414	12/31/06
13.611324	9,674.333	12/31/05
13.034092	7,185.229	12/31/04
12.163423	2,896.565	12/31/03
9.517996	723.758	12/31/02
Invesco V.I. Global Health Care Fund (formerly AIM V.I. Global Health Care Fund)-Series I Shares (Inception Date 8/1/2002)
		12/31/09
10.733033	61,445.702	12/31/08
15.250844	82,482.904	12/31/07
13.829114	85,818.767	12/31/06
13.327383	30,012.123	12/31/05
12.497716	18,980.246	12/31/04
11.782958	8,001.299	12/31/03
9.350166	873.440	12/31/02
Invesco V.I. Government Securities Fund (formerly AIM V.I. Government Securities Fund)-Series II Shares (Inception Date 8/1/2002)
		12/31/09
12.216679	59,561.758	12/31/08
11.064895	38,847.797	12/31/07
10.577119	24,490.949	12/31/06
10.386363	19,096.109	12/31/05
10.387340	13,498.822	12/31/04
10.301240	10,429.013	12/31/03
10.349547	161.630	12/31/02
Invesco V.I. Mid Cap Core Equity Fund (formerly AIM V.I. Mid Cap Core Equity Fund)-Series II Shares (Inception Date 8/1/2002)
		12/31/09
12.182186	26,043.820	12/31/08
17.324473	21,909.614	12/31/07
16.079023	18,156.969	12/31/06
14.693181	12,784.322	12/31/05
13.891676	9,428.947	12/31/04
12.405251	5,141.986	12/31/03
9.900183	880.035	12/31/02
Invesco V.I. Small Cap Equity Fund (formerly AIM V.I. Small Cap Equity Fund)-Series I Shares (Inception Date 12/1/2004)
		12/31/09
6.591393	36,897.224	12/31/08
9.732791	27,515.769	12/31/07
12.511427	4,619.128	12/31/06
10.833971	600.688	12/31/05
10.176734	9.860	12/31/04

Standard Accumulation	Standard Accumulation
Unit Value	Units Outstanding	Year
Invesco V.I. Utilities Fund (formerly AIM V.I. Utilities Fund)-Series II Shares (Inception Date 8/1/2002)
		12/31/09
13.219963	67,917.909	12/31/08
19.867972	87,867.876	12/31/07
16.747843	78,449.100	12/31/06
13.560705	12,876.573	12/31/05
11.799746	3,448.464	12/31/04
11.673106	809.087	12/31/03
9.952005	160.179	12/31/02
Janus Aspen Balanced Portfolio-Service Shares (Inception Date 8/1/2002)
		12/31/09
12.321008	130,479.184	12/31/08
14.887467	131,992.277	12/31/07
13.691550	116,859.761	12/31/06
12.575656	102,587.598	12/31/05
11.846272	71,391.016	12/31/04
11.094077	41,791.322	12/31/03
9.891881	3,946.607	12/31/02
Janus Aspen Enterprise Portfolio-Service Shares (Inception Date 8/1/2002)
		12/31/09
12.556396	18,517.478	12/31/08
22.684432	20,941.698	12/31/07
18.899114	13,105.638	12/31/06
16.916034	8,733.851	12/31/05
15.313707	5,249.290	12/31/04
12.891285	3,210.704	12/31/03
9.699616	39.899	12/31/02
Janus Aspen Overseas Portfolio-Service Shares (Inception Date 12/1/2004)
		12/31/09
11.674613	106,914.106	12/31/08
24.787670	78,181.296	12/31/07
19.638980	34,502.644	12/31/06
13.583222	4,042.915	12/31/05
10.440624	0.940	12/31/04
Janus Portfolio-Service Shares (Inception Date 8/1/2002)
		12/31/09
9.541464	45,260.377	12/31/08
16.093765	34,266.825	12/31/07
14.219388	26,926.954	12/31/06
12.976116	18,826.052	12/31/05
12.652132	10,812.813	12/31/04
12.313993	4,608.343	12/31/03
9.495808	1,119.714	12/31/02
Neuberger Berman AMT Guardian Portfolio-Class S (Inception Date 8/1/2002)
		12/31/09
10.831140	89,856.814	12/31/08
17.538603	45,475.317	12/31/07
16.603619	36,583.825	12/31/06
14.899168	16,277.456	12/31/05
13.971622	7,813.723	12/31/04
12.262935	1,597.413	12/31/03
9.463727	82.118	12/31/02

Standard Accumulation	Standard Accumulation
Unit Value	Units Outstanding	Year
Neuberger Berman AMT Small-Cap Growth Portfolio-Class S (Inception Date 8/1/2002)
		12/31/09
8.364074	17,835.756	12/31/08
14.016051	15,272.339	12/31/07
14.143428	13,233.721	12/31/06
13.628047	11,682.383	12/31/05
13.431931	6,767.693	12/31/04
12.176094	3,161.583	12/31/03
9.872126	359.457	12/31/02
Oppenheimer Capital Appreciation Fund/VA-Service Shares (Inception Date 8/1/2002)
		12/31/09
8.787743	36,652.495	12/31/08
16.403071	31,444.936	12/31/07
14.612162	27,015.172	12/31/06
13.761888	27,584.174	12/31/05
13.309588	16,353.615	12/31/04
12.660665	4,492.715	12/31/03
9.823242	148.717	12/31/02
Oppenheimer Global Securities Fund/VA-Service Shares (Inception Date 8/1/2002)
		12/31/09
12.422191	53,864.050	12/31/08
21.115403	50,707.428	12/31/07
20.189203	43,587.810	12/31/06
17.445602	23,060.748	12/31/05
15.511618	12,682.808	12/31/04
13.233117	4,319.900	12/31/03
9.392389	1,238.596	12/31/02
Oppenheimer Main Street Fund®/VA-Service Shares (Inception Date 12/1/2004)
		12/31/09
7.586030	66,250.322	12/31/08
12.536531	54,341.218	12/31/07
12.208666	29,384.725	12/31/06
10.789249	15,088.205	12/31/05
10.347969	190.441	12/31/04
Oppenheimer Main Street Small Cap Fund/VA-Service Shares (Inception Date 8/1/2002)
		12/31/09
11.568875	76,652.274	12/31/08
18.926901	66,017.342	12/31/07
19.468156	48,567.463	12/31/06
17.219550	30,309.279	12/31/05
15.917104	17,182.645	12/31/04
13.544731	3,814.568	12/31/03
9.521600	320.355	12/31/02
PIMCO VIT High Yield Portfolio-Administrative Class (Inception Date 8/1/2002)
		12/31/09
12.164139	33,550.286	12/31/08
16.136017	54,031.426	12/31/07
15.811034	52,762.918	12/31/06
14.696796	42,210.941	12/31/05
14.314467	30,938.324	12/31/04
13.250170	5,366.862	12/31/03
10.931205	272.892	12/31/02

Standard Accumulation	Standard Accumulation
Unit Value	Units Outstanding	Year
PIMCO VIT Real Return Portfolio-Administrative Class (Inception Date 8/1/2002)
		12/31/09
12.311596	184,263.092	12/31/08
13.434606	213,649.597	12/31/07
12.313079	274,255.690	12/31/06
12.398743	326,635.119	12/31/05
12.315751	212,435.756	12/31/04
11.465923	113,684.075	12/31/03
10.680681	3,424.300	12/31/02
PIMCO VIT Total Return Portfolio-Administrative Class (Inception Date 8/1/2002)
		12/31/09
12.860112	207,805.401	12/31/08
12.445605	215,400.944	12/31/07
11.606305	71,007.383	12/31/06
11.334234	66,923.627	12/31/05
11.219548	49,236.730	12/31/04
10.847977	70,042.474	12/31/03
10.471579	6,920.654	12/31/02
Rydex VT All-Cap Opportunity Fund (Inception Date 8/1/2002)
		12/31/09
11.027126	47,768.171	12/31/08
18.872120	49,728.009	12/31/07
15.594396	21,312.472	12/31/06
14.198611	13,376.790	12/31/05
12.663409	8,231.520	12/31/04
11.600015	2,259.757	12/31/03
9.054980	122.546	12/31/02
Templeton Foreign Securities Fund-Class 2 (Inception Date 5/1/2007)
		12/31/09
6.280197	31,069.192	12/31/08
10.683643	38,845.493	12/31/07
Van Kampen’s UIF Mid Cap Growth Portfolio-Class I (Inception Date 5/1/2007)
		12/31/09
5.904344	8,167.493	12/31/08
11.249638	10,772.671	12/31/07
Van Kampen’s UIF U.S. Mid Cap Value Portfolio-Class I (Inception Date 8/1/2002)
		12/31/09
12.305688	82,839.831	12/31/08
21.258576	119,378.348	12/31/07
19.993732	115,346.825	12/31/06
16.799573	21,983.706	12/31/05
15.170153	15,429.105	12/31/04
13.426070	9,541.082	12/31/03
9.620494	4,062.996	12/31/02
Van Kampen’s UIF U.S. Real Estate Portfolio-Class I (Inception Date 8/1/2002)
		12/31/09
13.630311	160,213.596	12/31/08
22.260722	279,688.729	12/31/07
27.226536	287,845.999	12/31/06
20.001940	155,657.553	12/31/05
17.330026	72,839.701	12/31/04
12.885769	24,219.165	12/31/03
9.501755	2,734.239	12/31/02

Standard Accumulation	Standard Accumulation
Unit Value	Units Outstanding	Year
Van Kampen’s UIF Value Portfolio-Class I (Inception Date 8/1/2002)
		12/31/09
10.527027	114,491.029	12/31/08
16.645229	203,973.007	12/31/07
17.416985	158,613.034	12/31/06
15.111238	66,896.688	12/31/05
14.656386	9,891.910	12/31/04
12.614221	3,496.288	12/31/03
9.539484	121.329	12/31/02
Wilshire 2015 ETF Fund (Inception Date 5/1/2007)
		12/31/09
7.460428	10,551.710	12/31/08
10.007599	5,337.492	12/31/07
Wilshire 2025 ETF Fund (Inception Date 5/1/2007)
		12/31/09
7.054421	5,436.769	12/31/08
9.970642	4,252.455	12/31/07
Wilshire 2035 ETF Fund (Inception Date 5/1/2007)
		12/31/09
6.535932	8,503.697	12/31/08
9.921001	4,840.051	12/31/07

The above table gives year-end Accumulation Unit information for each Subaccount from the end of the year of inception (the Separate Account commencement date or the effective date of the Subaccount) to December 31, 2009. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for the Dreyfus VIF Money Market Portfolio Subaccount was 1.000000 as of its inception date. The beginning Accumulation Unit Value for each other Subaccount was 10.000000 as of its inception date.

APPENDIX B: TRANSFER RESTRICTIONS
Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers
Neither the Contracts described in this prospectus nor the underlying Portfolios are designed to support active trading strategies that involve frequent movement between or among Subaccounts (sometimes referred to as “market-timing” or “short-term trading”). An Owner who intends to use an active trading strategy should consult his/her registered representative and request information on variable annuity contracts that offer underlying Portfolios designed specifically to support active trading strategies.
The Company discourages (and will take action to deter) short-term trading in the Contracts because the frequent movement between or among Subaccounts may negatively impact other Contract Owners, Annuitants and beneficiaries. Short-term trading can result in:
•	the dilution of Accumulation Unit Values or Portfolio net asset values;
•	Portfolio advisors taking actions that negatively impact performance (keeping a larger portion of the Portfolio assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To help protect Contract Owners, Annuitants and beneficiaries from the negative impact of these practices, the Company has implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. There is no guarantee the Company will be able to detect harmful trading practices, or, if it is detected, to prevent recurrence.
U.S. Mail Restrictions on Persons Engaged in Harmful Trading Practices
We monitor transfer activity in order to identify those who may be engaged in harmful trading practices and we produce and examine transaction reports. Generally, a Contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of “transfer events” in a given period. A “transfer event” is any transfer, or combination of transfers, occurring on a given trading day (Valuation Date). For example, multiple transfers by a Contract Owner involving 10 underlying Portfolios in one day count as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying Portfolios (or one underlying Portfolio if the transfer is made to or from the Fixed Account options) will also count as one transfer event. A transfer event would not include a transfer made pursuant to one of the automatic transfer programs such as dollar cost averaging, portfolio rebalancing and interest sweep.
As a result of this monitoring process, we may restrict the method of communication by which transfer requests will be accepted. In general, we will adhere to the following guidelines:

Trading Behavior	Our Response
6 or more transfer events in one quarter of a Contract Year	We will mail a letter to the Contract Owner notifying the Contract Owner that:
• we have identified the Contract Owner as a person engaging in harmful trading practices; and

•   if the Contract Owner’s transfer events exceed 12 in one Contract Year, we will automatically require the Contract Owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract Owner that are sent by other means such as electronic means or overnight, priority or courier delivery.

More than 12 transfer events in one Contract Year	We will automatically require the Contract Owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract Owner that are sent by any other means.
On each Contract Anniversary, we will start the monitoring anew, so that each Contract starts with zero transfer events the first day of each new Contract Year. See, however, the “Other Restrictions” provision below.

U.S. Mail Restrictions on Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by the Company to submit all transfers requests via regular first-class U.S. Mail.
Other Restrictions
The Company reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of the Company’s monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by the Company to constitute harmful trading practices, may be restricted. The Company will consider the following factors:

•	the dollar amount involved in the transfer event;

•	the total assets of the Portfolio involved in the transfer event;
•	the number of transfer events completed in the current Contract year quarter; or
•	whether the transfer event is part of a pattern of transfer events designed to take advantage of short-term market fluctuations or market efficiencies.
In addition, the Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from insurance company separate accounts that the Portfolios determine not to be in the best interest of their shareholders. The Company will apply such rejections, restrictions or refusals by the Portfolios uniformly and without exception.
The restrictions discussed above are designed to prevent harmful trading practices. Despite such transfer restrictions, there is a risk that such harmful trading practices could still occur. If the Company determines its goal of curtailing harmful trading practices is not being fulfilled, we may amend or replace the procedures described above without prior notice. The Company will consider waiving the procedures described above for unanticipated financial emergencies.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT C
THE COMMODORE HELMSMAN ®
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY
SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2010
Annuity Investors Life Insurance Company® (the “Company,” “we,” “our” and “us”) is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus (“Contract Prospectus”) dated May 1, 2010, for The Commodore Helmsman® Variable Annuity (the “Contract”). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.
THIS SUPPLEMENTAL PROSPECTUS PROVIDES INFORMATION YOU SHOULD KNOW REGARDING THE DEATH BENEFIT, OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT RIDER, OPTIONAL ENHANCED DEATH BENEFIT RIDER OR OPTIONAL EARNINGS ENHANCEMENT BENEFIT RIDER IF YOU WERE A CONTRACT OWNER PRIOR TO MAY 1, 2003.
The Statement of Additional Information (“SAI”) dated May 1, 2010, contains more information about the Separate Account and the Contracts, including the Subaccounts. We filed the SAI with the Securities and Exchange Commission and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call us at 1-800-789-6771. You may also access the SAI and the other documents filed with the Securities and Exchange Commission about us, the Separate Account and the Contracts at the Securities and Exchange Commission’s website: http://www.sec.gov. The registration number for The Commodore Helmsman® is 333-88300.
NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus and this Supplemental Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus and this Supplemental Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

These securities may be sold by a bank or credit union, but are not financial institution products.
▪	The contracts are not FDIC or NCUSIF insured.

▪	The contracts are obligations of the Company and not of the bank or credit union.

▪	The bank or credit union does not guarantee the Company’s obligations under the contracts.

▪	The contracts involve investment risk and may lose value.

SECTIONS OF PROSPECTUS REPLACED IN THEIR ENTIRETY
The “What Other Charges And Deductions Apply To The Contract?” subsection of the “OVERVIEW” section of the Prospectus is deleted, and is replaced in its entirety by the following:
What Other Charges And Deductions Apply To The Contract?
Other than the CDSC, we will charge the fees and charges listed below unless we waive the fee or charge as discussed in the Charges and Deductions section of this prospectus:
•	a transfer fee for certain transfers among investment options;

•	an annual contract maintenance fee;

•	a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts (this charge may never be waived);

•	an administration charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts;

•	charges for any optional riders or endorsements you select; and

•	premium taxes in some states (where taxes apply, they may never be waived).
In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to you. Portfolio expenses for the fiscal year ending December 31, 2009 are included in the Expense Tables of this prospectus and are described in the prospectuses and statements of additional information for the Portfolios.
The “Table B: Annual Expenses” subsection of the “EXPENSE TABLES” section of the Prospectus is deleted, and is replaced in its entirety by the following:
Table B: Annual Expenses
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses. Separate Account annual expenses are shown as a percentage of average account value.

Annual Contract Maintenance Fee	$30
Separate Account Expenses
Mortality and Expense Risk Charge	1.25%
Administration Charge	0.15%
Total Separate Account Annual Expenses Without Optional Riders Or Endorsements (Lowest Possible Charges)	1.40%
Optional Guaranteed Minimum Income Benefit Endorsement Charge	0.30%
Optional Enhanced Death Benefit Rider Charge (Issued to Owners Age 70 and Younger)	0.10%
Optional Enhanced Death Benefit Rider Charge (Issued to Owners Over Age 70 and Under Age 79)	0.25%
Optional Earnings Enhancement Benefit Rider Charge	0.30%
Total Separate Account Annual Expenses With All Optional Riders And Endorsements (Highest Possible Charges*)	2.25%

*	Assumes Owner is over Age 70 and therefore has the higher of the Optional Enhanced Death Benefit Rider Charges. Only one Death Benefit Rider will be issued with any Contract.
If you surrender your Contract, we will apply the contract maintenance fee at that time.
The “Example 1 and Example 2” portions of the “Examples” subsection of the “EXPENSE TABLES” section of the prospectus is deleted, and is replaced in its entirety by the following:
Assumptions

•	You invest $10,000 in the Contract with all optional riders and endorsements (the highest possible charges) for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee, the maximum Separate Account annual expenses, and the maximum Portfolio expenses are incurred.

In this table, we assume that you surrender your Contract at the end of the period or you annuitize your Contract for a fixed period of less than 10 years at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:

	1 year	3 years	5 years	10 years

Before reimbursement	$	$	$	$

After reimbursement	$	$	$	$

In this table, we assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract for life or for a fixed period of 10 years or more at the end of the period. In this case, your costs would be:

	1 year	3 years	5 years	10 years

Before reimbursement	$	$	$	$

After reimbursement	$	$	$	$

Example 2: Contract with Minimum Fund Operating Expenses
Assumptions
•	You invest $10,000 in the Contract with no optional riders or endorsements (the lowest possible charges) for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee, the Separate Account annual expenses, and the minimum Portfolio expenses are incurred.
In this table, we assume that you surrender your Contract at the end of the period or you annuitize your Contract for a fixed period of less than 10 years at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:

1 year	3 years	5 years	10 years

$	$	$	$

In this table, we assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract for life or for a fixed period of 10 years or more at the end of the period. In this case, your costs would be:

1 year	3 years	5 years	10 years

$	$	$	$

By comparing the costs shown in the tables above, you can see the impact of contingent deferred sales charges on your costs.
FINANCIAL INFORMATION
See “APPENDIX A: CONDENSED FINANCIAL INFORMATION” section of this Supplemental Prospectus for additional financial information related to these optional riders if you owned your Contract prior to May 1, 2003.
PURCHASE PAYMENTS AND ALLOCATION TO INVESTMENT OPTIONS
The “Investment Options—Allocations” subsection of the “PURCHASE PAYMENTS AND ALLOCATION TO INVESTMENT OPTIONS” section of the Prospectus is deleted, and is replaced in its entirety by the following:
Investment Options—Allocations
Purchase payments can be allocated in whole percentages to any of the available Subaccounts or Fixed Account options. See the Portfolios section of this prospectus for a listing of the currently available Subaccounts. Interests in the Subaccounts are securities registered with the SEC. The Owner bears the risk of investment gain or loss on amounts allocated to the Subaccounts.

Interests in the Fixed Account options are not securities and are not registered with the SEC. Your Contract contains more information about the Fixed Account options, including information about how and when interest rates are determined and changed and how and when interest is credited to amounts allocated to the Fixed Account options.
The Company may, in its sole discretion, restrict or prohibit allocations to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.
The current restrictions on allocations for either tax-qualified or non-tax-qualified Contracts are:

Minimum allocation to any Subaccount	$10

Minimum allocation to Fixed Accumulation Account	$10

Minimum allocation to Three- or Seven-Year	$2,000

Guaranteed Interest Rate Option or any other Fixed Account guaranteed period option which may be offered	No amounts may be allocated to any guarantee period option which would extend beyond the Annuity Commencement Date.

Allocations to Seven-Year Guaranteed Interest Rate Option	For Contracts issued after May 1, 2004 in states where the Company has received regulatory approval, amounts may be allocated to the Seven-Year Guaranteed Interest Rate Option only during the first contract year.

Allocation during right to cancel period	No current restrictions, but the Company reserves the right to require that purchase payment(s) be allocated to the money market Subaccount or to the Fixed Accumulation Account option during the right to cancel period.

Limitations on allocations to Fixed Account options	Benefits under the optional Guaranteed Minimum Income Benefit Endorsement, if elected, will be adversely affected if on the last Valuation Date of any calendar quarter after the first Contract Year the Fixed Account Value exceeds thirty percent (30%) of the total Account Value. Please refer to the Optional Guaranteed Minimum Income Benefit Endorsement section of this prospectus for additional information.

Principal Guarantee Program
An Owner may elect to have us allocate a portion of a purchase payment to the Seven Year Guaranteed Interest Rate Option such that, at the end of the seven year guarantee period, that account will grow to an amount equal to the total purchase payment (so long as there are no surrenders or loans from the Contract). We determine the portion of the purchase payment that must be allocated to the Seven Year Guaranteed Interest Rate Option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the purchase payment after seven years. The remainder of the purchase payment will be allocated according to the Owner’s instructions. The minimum purchase payment eligible for the principal guarantee program is $5,000. The principal guarantee program is not available if the Owner has elected the optional Guaranteed Minimum Income Benefit Endorsement.
Renewal of Fixed Account Guaranteed Interest Rate Options
An amount that is allocated or transferred to a Fixed Account guaranteed interest rate option will mature at the end of the guarantee period. We will notify you of the date on which the amount matures and the Fixed Account options available at that time. When an amount matures, the Owner may elect to transfer it to any of the investment options then available under the Contract. Such an election must be made within the 30-day period ending on the date that the amount matures. If the Owner does not transfer the amount, then it will be applied to a new guarantee period under the same Fixed Account guaranteed interest rate option, if available to the Owner. The interest rate for the new guarantee period will be the then current rate for that option. If that option is not available, then the amount will be transferred to the Fixed Accumulation Account option. Such a transfer or renewal will be effective on the day after the amount matures.

CHARGES AND DEDUCTIONS
The “CHARGES AND DEDUCTIONS” section of the Prospectus is deleted, and is replaced in its entirety by the following:
Charges and Deductions By the Company
There are two types of charges and deductions by the Company. There are charges assessed to the Contract, which are reflected in the Account Value of the Contract, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the contingent deferred sales charge, the annual contract maintenance fee, premium taxes (where applicable) and transfer fees. There are also charges assessed pro rata against the Separate Account. These charges are reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Subaccounts. These charges are the mortality and expense risk charge and the administration charge.
Contingent Deferred Sales Charge (“CDSC”)

Purpose of Charge	Offset expenses incurred in the sale of the Contracts, including commissions paid and costs of sales literature.

Amount of Charge	Up to 7% of each purchase payment, depending on the number of years elapsed since receipt of the purchase payment.

Number of full years elapsed between date of receipt of purchase payment and date request for withdrawal or surrender received	0	1	2	3	4	5	6	7 +
CDSC as a percentage of purchase payment withdrawn or surrendered	7%	7%	7%	6%	5%	4%	2%	0%

When and How Deducted	On partial or full surrenders of purchase payments, not earnings, during the Accumulation Period. See the Withdrawals and Surrenders section of this prospectus for information on order of withdrawal of purchase payments and earnings.

Waivers	▪	Free withdrawal privilege. See the Surrenders section for information.

	▪	In our discretion where we incur reduced sales and servicing expenses.

	▪	If the Contract is issued with a tax sheltered annuity endorsement: (i) upon separation from service if Owner has attained age 55 and the Contract has been in force for at least seven years; or (ii) after the Contract has been in force ten years or more.

	▪	Long term care waiver rider. See the Surrenders section for information.

	▪	If the Social Security Administration determines after the Contract is issued that the Owner is “disabled” as that term is defined in the Social Security Act of 1935, as amended.

	▪	If the spouse becomes successor Owner. See the Account Value section for information.

	▪	Where required to satisfy state law.

Contract Maintenance Fee

Purpose of Charge	Offset expenses incurred in issuing the Contracts and in maintaining the Contracts and the Separate Account.

Amount of Charge	$30.00 per year

When and How Deducted	During the Accumulation Period the fee is deducted pro rata from amounts invested in the Subaccount and Fixed Account options on each anniversary of the effective date of the Contract, and at time of surrender. During the Benefit Payment Period a pro rata portion of the charge is deducted from each benefit payment.

Waivers	▪	During the Accumulation Period if the Account Value is at least $40,000 on the date the charge is due.

	▪	During the Benefit Payment Period if the amount applied to the annuity benefit is at least $40,000.

	▪	If the Contract is issued with a tax sheltered annuity endorsement.

	▪	In our discretion where we incur reduced sales and servicing expenses.

	▪	During the Benefit Payment Period where required to satisfy state law.

Transfer Fee

Purpose of Charge	Offset cost incurred in administering the Contracts.

Amount of Charge	$25 for each transfer in excess of 12 in any contract year. We reserve the right to change the amount of this charge, or the number of transfers which can be made without incurring the charge at any time. The transfer fee will never exceed $30 for each transfer, and the number of transfers that can be made without a charge will never be fewer than 8.

When and How Deducted	During the Accumulation Period, the fee is deducted from the amount transferred.

Waivers	Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio re-balancing programs. Transfers associated with these programs do not count toward the free transfers permitted in a contract year. We reserve the right to eliminate this waiver at any time.

Administration Charge

Purpose of Charge	Offset expenses incurred in administering the Contracts and the Separate Account.

Amount of Charge	Daily charge equal to 0.000411% of the daily Net Asset Value for each Subaccount, which corresponds to an annual effective rate of 0.15%.

When and How Deducted	During the Accumulation Period and during the Benefit Payment Period if a variable dollar benefit is elected, the charges is deducted from amounts invested in the Subaccounts.

Waivers	May be waived or reduced in our discretion where we incur reduced sales and servicing expenses.

Mortality and Expense Risk Charge

Purpose of Charge	Compensation for bearing certain mortality and expense risks under the Contract. Mortality risks arise from our obligation to pay benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by us is the risk that our actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.

Amount of Charge	Daily charge equal to 0.003446% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.25%.

When and How Deducted	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected, the charge is deducted from amounts invested in the Subaccounts.

Waivers	None.

Optional Guaranteed Minimum Income Benefit Endorsement Charge

Purpose of Charge	Compensation for bearing certain risks under the Contract. These risks arise from our obligation under this Endorsement to allow you to base Annuity Benefit Payments on the GMIB Annuity Benefit Value if they so choose, which may result in a larger Annuity Benefit Payment than that otherwise payable under the Contract.

Amount of Charge	Daily charge equal to 0.000823% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 0.30%.

When and How Deducted	During the Accumulation Period, the charge is deducted from amounts invested in the Subaccounts.

Waivers	None.

Optional Enhanced Death Benefit Rider Charge

Purpose of Charge	Compensation for bearing mortality risks under this Rider. These increased risks arise from our obligation to pay an Enhanced Death Benefit Amount which may exceed the Death Benefit Amount otherwise payable under the Contract.

Amount of Charge	Daily charge equal to 0.000274% of the daily Net Asset Value for each Subaccount if issued to an Owner age 70 or younger, or 0.000686% of the daily Net Asset Value for each Subaccount if issued to an Owner over age 70 but under age 79. These daily charges correspond to an effective annual rate of 0.10% or 0.25%, respectively.

When and How Deducted	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected, the charge is deducted from amounts invested in the Subaccounts.

Waivers	None.

Optional Earnings Enhancement Benefit Rider Charge

Purpose of Charge	Compensation for bearing certain risks under this Rider. These risks arise from our obligation to pay an increased Death Benefit Amount (or an increased Enhanced Death Benefit Amount, if applicable), when a Death Benefit becomes payable as a result of an Owner’s death.

Amount of Charge	Daily charge equal to 0.000823% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 0.30%.

When Assessed	During the Accumulation Period, the charge is deducted from amounts invested in the Subaccounts.

Waivers	None.

Premium Taxes
Certain state and local governments impose premium taxes. These taxes currently range from zero to 5.0% depending upon the jurisdiction. We will deduct any applicable premium taxes from the Account Value either upon death, surrender, annuitization, or at the time purchase payments are made, but no earlier than when we incur a tax liability under state law.
Maximum Charges
Except as described below, the Company will never charge more to a Contract than the fees and charges described even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to Owners.
The Company reserves the right to change the amount of the transfer fee in the future, or the number of transfers that can be made without incurring the transfer fee, and/or to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Surrender and Withdrawals section of this prospectus, if in the Company’s discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals. The maximum amount of these charges and fees is described below.
Discretionary Waivers Of Charges
We will look at the following factors to determine if we will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the total amount of purchase payments to be received; and (2) any prior or existing relationship with us. We would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which we are not presently aware, which could result in reduced sales and servicing expenses. In no event will we waive a charge where such waiver would be unfairly discriminatory to any person.
Expenses of the Portfolios
In addition to charges and deductions by us, there are Portfolio management fees and administration expenses which are described in the prospectus and SAI for each Portfolio. The actual Portfolio fees and expenses for the prior calendar year are included in the Expense Tables of this prospectus, unless a Portfolio commenced operations in the current calendar year. In that case, estimated Portfolio expenses are included in the Expense Tables of this prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).
ANNUITY BENEFIT
The “ANNUITY BENEFIT” section of the Prospectus is deleted, and is replaced in its entirety by the following:
Annuity Benefit
An Owner may designate the date that annuity payments will begin, and may change the date up to 30 days before annuity payments are scheduled to begin. If annuity payments begin, such payments will be in lieu of all other benefits under the Contract. The first day of the Benefit Payment Period in which annuity payments are made is generally referred to as the “Annuity Commencement Date.” If the Owner has elected the optional Guaranteed Minimum Income Benefit Endorsement (the “GMIB Endorsement”) and chooses to receive the Guaranteed Minimum Income Benefit (“GMIB”), however, this date is referred to as the “GMIB Commencement Date.”

Unless we agree otherwise, the Annuity Commencement Date cannot be later than the contract anniversary following the eighty-fifth (85th) birthday of the oldest Owner, or five years after the effective date of the Contract, whichever is later. The GMIB Commencement Date must be on, or during the thirty (30) calendar day period immediately following, the tenth (10th) or any subsequent Contract anniversary prior to the oldest Owner’s ninety-first (91st) birthday.
The amount applied to a settlement option to provide annuity payments generally will be the Account Value (less any outstanding loans) as of the end of the Valuation Period immediately preceding the Annuity Commencement Date. An Owner who has elected the GMIB Endorsement, however, may choose to receive the GMIB instead. If the Owner chooses the GMIB, annuity payments will be based on the GMIB Annuity Benefit Value, rather than on the Account Value, as of the end of the Valuation Period immediately preceding the GMIB Commencement Date.
You generally may select any form of settlement option currently available. If the Owner chooses to receive the GMIB, however, the only settlement option available is the GMIB Option Life Annuity with Payments for at Least 120 Months. The standard forms of settlement options, including the GMIB Option, are described in the Settlement Options section of this prospectus.
If you have not previously made an election as to the form of settlement option, we will contact the Owner to ascertain the form of settlement option to be paid. Available options include a specific fixed dollar benefit payment, a variable dollar benefit payment, or a combination of a variable and fixed dollar benefit payment. If the Owner does not select a settlement option, we will apply the Account Value pro rata to a combination variable and fixed dollar benefit for the life of the annuitant with 120 monthly payments assured, as described in the Settlement Options section of this prospectus.
Optional Guaranteed Minimum Income Benefit Endorsement
In states where we have received regulatory approval, if you purchase a Contract that is issued before the oldest Owner’s eightieth (80th) birthday, you may elect the optional GMIB Endorsement. This endorsement gives you the option of choosing to have annuity payments based on the GMIB Annuity Benefit Value, instead of the Account Value, as of the end of the Valuation Period immediately preceding the GMIB Commencement Date.
The GMIB Annuity Benefit Base is used to calculate your GMIB Annuity Benefit Value. The GMIB Annuity Benefit Base, at the end of any Valuation Period, is equal to all purchase payments received as of that date:
1)	reduced proportionally for any partial surrenders;

2)	less the annual contract maintenance fee, any transfer fees and any applicable charges due under any optional riders or endorsements to the Contract;

3)	less any applicable CDSC;

4)	less outstanding loans; and

5)	less any purchase payments received in the immediately preceding twelve (12) months.
For purposes of calculating the GMIB Annuity Benefit Base, all adjustments will occur at the time the transaction occurs. The adjustment for partial surrenders will reduce the GMIB Annuity Benefit Base in the same proportion that the Account Value was reduced on the date of the partial surrender. All other adjustments will reduce the GMIB Annuity Benefit Base on a dollar for dollar basis.
The GMIB Annuity Benefit Value, at the end of any Valuation Date, is equal to the GMIB Annuity Base, compounded daily, at an effective annual interest rate (the “GMIB Interest Rate,” as described below), from the Contract Effective Date until the Contract Anniversary immediately following the oldest Owner’s 85th birthday, or the GMIB Commencement Date, whichever is earlier, plus any Purchase Payments received in the immediately preceding twelve (12) months.
The GMIB Interest Rate is equal to an effective annual interest rate of 6% if the oldest Owner is Age 75 or younger on the Contract Effective Date. The GMIB Interest Rate is equal to an effective annual interest rate of 5% if the oldest Owner is over Age 75 but under Age 80 on the Contract Effective Date. After the first Contract year, the GMIB Interest Rate applicable to any Contract will be reduced by 3% if the Fixed Account Value exceeds 30% of the total Account Value on the last Valuation Date of any quarter. This means that if the GMIB Interest Rate otherwise would have been

6%, it will be reduced to 3% for that quarter. If the GMIB Interest Rate otherwise would have been 5%, it will be reduced to 2% for that quarter.
The GMIB Annuity Benefit Value and the GMIB Annuity Benefit Base are used only in connection with the determination of annuity payments, and have no affect on other Contract provisions, riders or endorsements. Neither the GMIB Annuity Benefit Value nor the GMIB Annuity Benefit Base reflects the Account Value. If the Owner chooses to receive the GMIB, the only settlement option available is the GMIB Option Life Annuity with Payments for at Least 120 Months. No variable dollar benefit payment option is available if the Owner elects to receive the GMIB.
The GMIB Endorsement must be elected before the Contract Effective Date. The Owner cannot add or discontinue the GMIB Endorsement after the Contract Effective Date. The additional charge for the GMIB Endorsement is described in the Charges and Deductions section of the prospectus. The GMIB Endorsement will terminate automatically on the earliest of the following:
1)	the date the Contract is fully surrendered;

2)	the Annuity Commencement Date;

3)	the 31st calendar day following the Contract anniversary immediately preceding the oldest Owner’s 91st birthday;

4)	the Death Benefit Valuation Date (or the date that would have been the Death Benefit Valuation Date if a spouse becomes successor Owner);

5)	the date you name a new Owner who is older than the oldest previous Owner; or

6)	the date the Contract is otherwise terminated in accordance with Contract provisions.
Before electing the GMIB endorsement, you should consult a qualified financial advisor. In particular, the election of the GMIB endorsement may not be appropriate for contract Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of ten (10) contract years.
While the GMIB endorsement does provide a guaranteed GMIB Annuity Benefit Value, and therefore may afford some protection against unfavorable market performance, the GMIB endorsement does not in any way guarantee the performance of any underlying portfolio, or any other investment option available under the contract. The GMIB endorsement does not restrict or limit the rights of contract Owners to annuitize the contract based on the Account Value at other times permitted under the contract. The GMIB endorsement does not in any way restrict the right to annuitize the contract using an Account Value that may be higher than the GMIB Annuity Benefit Value. Owners should remember, however, that the GMIB endorsement can not be discontinued once it is elected. This means that the GMIB charge will continue to be assessed even if the investment performance of the contract results in an Account Value that exceeds the GMIB Annuity Benefit Value.
DEATH BENEFIT
The “DEATH BENEFIT” section of the Prospectus is deleted, and is replaced in its entirety by the following:
Death Benefit
A death benefit will be paid under a Contract if an Owner dies during the Accumulation Period. If a surviving spouse becomes the successor Owner of the Contract, the death benefit will be paid following the death of the successor Owner if he or she dies during the Accumulation Period. If a death benefit is paid, it will be in lieu of any other benefits under the Contract.
The death benefit will be allocated among the Subaccounts and Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.
Any applicable premium tax or other taxes not previously deducted, and any outstanding loans will be deducted from the death benefit amounts described below.
An Owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of this prospectus. If the Owner does not make an election as to the form of death benefit, the beneficiary may make an election within one year after the Owner’s death. If no election as to form of settlement option is made, we will apply the death benefit to a fixed dollar benefit for a fixed period of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after your death; the day a death benefit is paid in a lump sum may not be more than five years after your date of death.
Death Benefit Amount
The Death Benefit Amount will equal the greatest of:
1)	the Account Value on the Death Benefit Valuation Date; or

2)	the total purchase payments, reduced proportionally for partial surrenders; or

3)	the largest Account Value on any Contract anniversary before the Death Benefit Valuation Date and prior to any Owner’s 80th birthday, reduced proportionally for subsequent partial surrenders.
The reduction for partial surrenders will be in the same proportion that the Account Value was reduced on the date of the partial surrender.
Optional Enhanced Death Benefit Rider
In states where we have received regulatory approval, if you purchase a Contract that is issued before the oldest Owner’s 79th birthday, you may elect the optional Enhanced Death Benefit Rider (“EDB Rider”).
The EDB Rider provides for an Enhanced Death Benefit Amount (“EDB Amount”) when a death benefit becomes payable as a result of the death of any Owner before the Annuity Commencement Date or GMIB Commencement Date, as applicable. The EDB Amount, if it is larger, will be paid instead of the Death Benefit Amount otherwise payable under the Contract. Only one death benefit will be paid under the Contract. If an EDB Amount is paid, it is in lieu of the Death Benefit Amount.
The EDB Amount will be equal to total purchase payments, reduced proportionally for partial surrenders, and increased by any interest, as described below; provided, however, that the EDB Amount shall not exceed 200% of the total purchase payments, reduced proportionally for partial surrenders. Any reduction for partial surrenders will be in the same proportion that the Account Value was reduced on the date of the partial surrender.
If any Owner dies before age 80, interest on purchase payments for determination of an EDB Amount compounds daily, at the effective annual interest rate described below (the “Specified Rate”), to the Death Benefit Valuation Date. If any Owner dies on or after his or her 80th birthday, interest compounds daily, at the Specified Rate, to the Contract Anniversary prior to the 80th birthday of the deceased Owner.
If the Contract is issued before any Owner is age 71, the Specified Rate is 5%. If the Contract is issued after any Owner is age 71 and before any Owner is age 79, the Specified Rate is 4%.
The EDB Rider must be elected before the Contract Effective Date. The Owner cannot add or discontinue the EDB Rider after the Contract Effective Date. The additional charge for the EDB Rider is described in the Charges and Deductions section of this prospectus. The EDB Rider will terminate automatically on the earliest of the following:
1)	the date the Contract is fully surrendered;

2)	the Death Benefit Valuation Date (or the date that would have been the Death Benefit Valuation Date if a spouse becomes successor Owner);

3)	the Annuity Commencement Date, or GMIB Commencement Date, as applicable;

4)	the date you name a new Owner who is older than the oldest previous Owner; or

5)	the date the Contract is otherwise terminated in accordance with Contract provisions.
If the receipt of any benefit under the EDB Rider would cause the Contract to lose its tax-qualified or tax-deferred status, the EDB Rider will be deemed to be void from its inception. In that event, all charges deducted from the Contract for the EDB Rider will be refunded.
Optional Earnings Enhancement Benefit Rider
In states where we have received regulatory approval, if you purchase a Contract that is issued before the oldest Owner’s 75th birthday, you may elect the optional Earnings Enhancement Benefit Rider (the “EEB Rider”).

If a death benefit becomes payable as a result of an Owner’s death while the EEB Rider is in effect, an Earnings Enhancement Benefit Amount (“EEB Amount”) is provided. The Death Benefit Amount (or the Enhanced Death Benefit Amount, if applicable) will be increased by the EEB Amount, if any. No more than one death benefit (whether or not increased by any EEB Amount) is payable under the Contract and the EEB Rider.
If the oldest Owner was age 69 or younger on the Contract Effective Date, the EEB Amount will be the lesser of 40% of Earnings (as defined below) or 40% of purchase payments not already withdrawn. If the oldest Owner was age 70 to 74 on the Contract Effective Date, the EEB Amount will be the lesser of 25% of Earnings or 25% of purchase payments not already withdrawn.
Solely for purposes of calculating the EEB Amount, Earnings are defined as the Account Value as of the Valuation Date immediately preceding the Death Benefit Valuation Date, minus purchase payments not already withdrawn. Partial surrenders taken prior to the Death Benefit Valuation Date will be deemed to have been taken from earnings first, and then from purchase payments, for purposes of calculating the EEB Amount under the EEB Rider.
The EEB Rider must be elected before the Contract Effective Date. The Owner cannot add or discontinue the EEB Rider after the Contract Effective Date. The additional charge for the EEB Rider is described in the Charges and Deductions section of this prospectus. The EEB Rider will terminate automatically on the earliest of the following:
1)	the date the Contract is fully surrendered;

2)	the Death Benefit Valuation Date (or the date that would have been the Death Benefit Valuation Date if a spouse becomes successor Owner);

3)	the Annuity Commencement Date, or GMIB Commencement Date, as applicable;

4)	the date the Owner names a new Owner who is older than the oldest previous Owner; or

5)	the date the Contract is otherwise terminated in accordance with Contract provisions.
If the receipt of any benefit under the EEB Rider would cause the Contract to lose its tax-qualified or tax-deferred status, the EEB Rider will be deemed to be void from its inception. In that event, all charges deducted from the Contract for the EEB Rider will be refunded.
Step Up In Value For Successor Owner
If your spouse becomes the successor Owner of the Contract, the Account Value of the contract will be increased, as of the date that would have been the Death Benefit Valuation Date, to equal the amount of the death benefit, including any increase in the death benefit which may be due if the Owner elected the Earnings Enhancement Benefit Rider, which would have been payable if your spouse had not become the successor Owner of the Contract. If the Account Value is increased under this provision, we will deposit the amount of the increase into the Fixed Accumulation Account Option.
If the death benefit which would have been payable is equal to the Account Value as of the date that would have been the Death Benefit Valuation Date, there will be no change in the Account Value of the Contract.
For purposes of determining the date that would have been the Death Benefit Valuation Date, the election to become successor Owner will be deemed to be instructions as to the form of death benefit. Therefore, the date that would have been the Death Benefit Valuation Date will be the later of the date we receive Due Proof of Death of the Owner, or the date we receive a successor Owner election, but never later than one year after the date of death of the Owner.
If your spouse becomes the successor Owner of the Contract, any CDSC which would otherwise apply on surrender will be waived, except that if any additional purchase payments are paid by the successor Owner, CDSCs will apply as described in this Contract, to those additional purchase payments only.
Payment Of Benefits
When a Contract is annuitized or when a death benefit is applied to a settlement option, the Account Value, the GMIB Annuity Benefit Value, or the death benefit, as the case may be, is surrendered to us in exchange for a promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments generally may be calculated and paid: (1) as a variable dollar benefit; (2) as a fixed dollar benefit; or (3) as a combination of both. GMIB payments, however, may be paid only as a fixed dollar benefit for at least 120 months, and may be based only on the GMIB Option Tables included in the Contract. No variable dollar benefit payment option is available if the Owner elects to receive the GMIB. The stream of payments, whether variable dollar or fixed dollar, is an obligation of our general account. However, only the amount of fixed dollar benefit payments is guaranteed by us. The Owner (or payee) bears the risk that any variable dollar benefit payment may be less than the initial variable dollar benefit payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between a variable dollar benefit and a fixed dollar benefit are not permitted, but transfers of Benefit Units among Subaccounts are permitted once each 12 months after a variable dollar benefit has been paid for at least 12 months. The formulas for transferring Benefit Units among Subaccounts during the Benefit Payment Period are set forth in the SAI.
SETTLEMENT OPTIONS
The “SETTLEMENT OPTIONS” section of the Prospectus is deleted, and is replaced in its entirety by the following:
Settlement Options
We will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options, including the GMIB Option, are described below. Payments under any settlement option may be in monthly, quarterly, semi-annual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. We, in our discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated payee.
We may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to Owners. If we change the minimum amounts, we may change any current or future payment amounts and/or payment intervals to conform to the change. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed or commuted (i.e., redeemed at present value). Other settlement options may be commuted on a basis acceptable to you and us at the time of the commutation request.
The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be lesser in amount as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be lesser in amount as the life expectancy of the annuitant or beneficiary increases because more payments are expected to be paid.
Income For A Fixed Period: We will make periodic payments for a fixed period of 5 to 30 years. (Payment intervals of 1-4 years are available for death benefit settlement options only.)
Life Annuity With Payments For A Fixed Period: We will make periodic payments for a specified fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.
Joint And One-Half Survivor Annuity: We will make periodic payments until the death of the primary person on whose life benefit payments are based; thereafter, we will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.
Income For A Fixed Period, Not To Exceed Life Expectancy: We will make periodic payments for a fixed period, not to exceed the life expectancy of the person on whose life benefit payments are based, as determined under life expectancy tables compiled by the Office of the Actuary of the Social Security Administration. If this option is elected, the Contract is irrevocable and has no value that can be assigned, surrendered, loaned, commuted or withdrawn. The first payment will be paid as of the last day of the initial payment interval.
GMIB Option Life Annuity With Payments For At Least 120 Months: We will make periodic payments at the beginning of each payment interval for at least 120 months, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period. This is the only settlement option available if you chooses to base benefit payments on the GMIB Annuity Benefit Value rather than on the Account Value. This option may only be applied to the GMIB Option Tables in the Contract.

Considerations in Selecting a Settlement Option and Payment Forms
Periodic payments under a settlement option are affected by various factors, including the length of the payment period, the life expectancy of the person on whose life benefit payments are based, the frequency of the payment interval (monthly, quarterly, semi-annual or annual), and the payment form selected (fixed dollar or variable dollar).

•	Generally, the longer the period over which payments are made or the more frequently the payments are made, the lower the amount of each payment because more payments will be made.

•	For life contingent settlement options, the longer the life expectancy of the Annuitant or Beneficiary, the lower the amount of each payment because more payments are expected to be paid.

•	Fixed dollar payments will remain level for the duration of the payment period.

•	The actual amount of each variable dollar payment may vary from payment to payment regardless of the duration of the payment period. The actual amount of each variable dollar payment will reflect the investment performance of the Subaccount(s) selected. The daily investment factor and the assumed interest rate also affect the amount by which variable dollar payments increase or decrease.

•	Except with respect to payments made under the terms of the GMIB Endorsement, we guarantee minimum fixed dollar benefit payment factors based on 2000 annuity mortality tables for individuals with interest at 1% per year, compounded annually. For individual tax-qualified Contracts, we use tables for blended lives (60% female/40% male). For individual non-tax-qualified Contracts, we use tables for male and female lives. Where required by state law, the Company uses blended tables for all Contracts. The minimum monthly payments per $1,000 of value for our standard settlement options, including the GMIB Option, are set forth in tables in the Contracts. For payments made under the terms of the GMIB Endorsement, we guarantee minimum fixed dollar benefit payment factors based on 1983 annuity mortality tables for individuals, with a ten year age setback, and with interest at 2 1/2% per year, compounded annually. Upon request, we will provide information about minimum monthly payments for ages or fixed periods not shown in the settlement option tables.

Additional information about fixed dollar payments, variable dollar payments, the daily investment factor, and the assumed interest rate is included in the Statement of Information.

APPENDIX A: CONDENSED FINANCIAL INFORMATION
The “CONDENSED FINANCIAL INFORMATION” section of the Prospectus is amended by adding the following:

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.50% Total	1.50% Total M&E	with 1.65% Total	1.65% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
American Century VP Large Company Value-Class II Shares (Inception Date 12/1/2004)

				12/31/09
7.615283	0.000	7.568031	0.000	12/31/08
12.354999	29.661	12.297133	0.000	12/31/07
12.715490	29.661	12.675321	0.000	12/31/06
10.776807	29.661	10.759070	0.000	12/31/05
10.361113	0.000	10.359777	0.000	12/31/04
American Century VP Mid Cap Value-Class II Shares (Inception Date 12/1/2004)

				12/31/09
9.594619	0.000	9.535082	0.000	12/31/08
12.903999	0.000	12.843559	0.000	12/31/07
13.427311	0.000	13.384899	0.000	12/31/06
11.337977	0.000	11.319325	0.000	12/31/05
10.530040	0.000	10.528682	0.000	12/31/04
American Century VP Ultra®-Class II Shares (Inception Date 12/1/2004)

				12/31/09
6.785213	0.000	6.743089	0.000	12/31/08
11.805813	0.000	11.750498	0.000	12/31/07
9.919204	0.000	9.887850	0.000	12/31/06
10.423046	0.000	10.405895	0.000	12/31/05
10.376430	0.000	10.375090	0.000	12/31/04
American Century VP VistaSM-Class I Shares (Inception Date 12/1/2004)

				12/31/09
8.284943	171.008	8.233535	0.000	12/31/08
16.372858	0.000	16.296198	0.000	12/31/07
11.893183	0.000	11.855601	0.000	12/31/06
11.076211	0.000	11.057991	0.000	12/31/05
10.398477	0.000	10.397136	0.000	12/31/04
Calamos Growth and Income Portfolio (Inception Date 5/1/2007)

				12/31/09
6.995880	0.000	6.978054	0.000	12/31/08
10.405023	0.000	10.394396	0.000	12/31/07
Davis Value Portfolio (Inception Date 5/1/2007)

				12/31/09
5.835980	86.999	5.821102	0.000	12/31/08
9.929103	0.000	9.918961	0.000	12/31/07

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.50% Total	1.50% Total M&E	with 1.65% Total	1.65% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
Dreyfus IP Technology Growth Portfolio-Initial Shares (Inception Date 12/1/2004)

				12/31/09
6.979168	0.000	6.935855	0.000	12/31/08
12.047391	0.000	11.990957	0.000	12/31/07
10.661865	0.000	10.628168	0.000	12/31/06
10.376648	0.000	10.359578	0.000	12/31/05
10.150148	0.000	10.148837	0.000	12/31/04
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares (Inception Date 8/1/2002)

				12/31/09
9.045324	0.000	8.957957	0.000	12/31/08
14.038637	0.000	13.924324	0.000	12/31/07
13.259903	0.000	13.172068	0.000	12/31/06
12.354574	0.000	12.291378	0.000	12/31/05
12.135366	0.000	12.091635	0.000	12/31/04
11.629148	0.000	11.604768	0.000	12/31/03
9.386231	0.000	9.380402	0.000	12/31/02
Dreyfus Stock Index Fund-Service Shares (Inception Date 8/1/2002)

				12/31/09
9.854767	0.000	9.759604	3,298.880	12/31/08
15.963093	0.000	15.833169	4,641.415	12/31/07
15.437049	0.000	15.334857	5,415.719	12/31/06
13.602939	0.000	13.533406	7,878.569	12/31/05
13.223276	0.000	13.175650	9,713.531	12/31/04
12.164722	0.000	12.139244	12,199.516	12/31/03
9.642028	0.000	9.636045	0.000	12/31/02
Dreyfus VIF Appreciation Portfolio-Service Shares (Inception Date 8/1/2002)

				12/31/09
9.993912	0.000	9.897415	0.000	12/31/08
14.437897	51.843	14.320359	0.000	12/31/07
13.718991	51.843	13.628145	0.000	12/31/06
11.984877	51.843	11.923611	0.000	12/31/05
11.685755	97.504	11.643677	0.000	12/31/04
11.320314	61.915	11.296599	0.000	12/31/03
9.509374	0.000	9.503473	0.000	12/31/02
Dreyfus VIF Money Market Portfolio (Inception Date 8/1/2002)

				12/31/09
1.067377	0.000	1.056780	0.000	12/31/08
1.057338	0.000	1.048449	0.000	12/31/07
1.024882	0.000	1.017704	0.000	12/31/06
0.995113	0.000	0.989633	0.000	12/31/05
0.983935	0.000	0.980155	0.000	12/31/04
0.990975	0.000	0.988836	0.000	12/31/03
0.998972	0.000	0.998339	0.000	12/31/02
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)

				12/31/09
7.546082	0.000	7.526854	0.000	12/31/08
10.087115	0.000	10.076808	0.000	12/31/07

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.50% Total	1.50% Total M&E	with 1.65% Total	1.65% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)

				12/31/09
9.556273	0.000	9.531938	0.000	12/31/08
10.324752	0.000	10.314202	0.000	12/31/07
Ibbotson Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)

				12/31/09
6.727434	0.000	6.710283	0.000	12/31/08
9.988106	0.000	9.977900	0.000	12/31/07
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)

				12/31/09
8.512105	0.000	8.490434	0.000	12/31/08
10.186110	0.000	10.175718	0.000	12/31/07
Invesco V.I. Capital Development Fund (formerly AIM V.I. Capital Development Fund) — Series II Shares (Inception Date 8/1/2002)

				12/31/09
9.820329	0.000	9.725463	0.000	12/31/08
18.858179	0.000	18.704635	0.000	12/31/07
17.320146	0.000	17.205441	0.000	12/31/06
15.124597	0.000	15.047251	0.000	12/31/05
14.052139	43.745	14.001500	0.000	12/31/04
12.375989	0.000	12.350046	0.000	12/31/03
9.301699	0.000	9.295915	0.000	12/31/02
Invesco V.I. Core Equity Fund (formerly AIM V.I. Core Equity Fund) — Series I Shares (Inception Date 5/1/2006)
				12/31/09
7.916973	0.000	7.884694	0.000	12/31/08
11.506283	0.000	11.476905	0.000	12/31/07
10.805412	0.000	10.794324	0.000	12/31/06
Invesco V.I. Financial Services Fund (formerly AIM V.I. Financial Services Fund)-Series I Shares .... (Inception Date 8/1/2002)
				12/31/09
4.761098	0.000	4.715074	0.000	12/31/08
11.919681	0.000	11.822627	0.000	12/31/07
15.558993	0.000	15.455965	0.000	12/31/06
13.564893	0.000	13.495535	0.000	12/31/05
13.002778	0.000	12.955934	0.000	12/31/04
12.146434	0.000	12.120987	0.000	12/31/03
9.514057	0.000	9.508153	0.000	12/31/02
Invesco V.I. Global Health Care Fund (formerly AIM V.I. Global Health Care Fund)-Series I Shares (Inception Date 8/1/2002)
				12/31/09
10.663828	0.000	10.560826	0.000	12/31/08
15.167677	0.000	15.044457	0.000	12/31/07
13.768001	0.000	13.676798	0.000	12/31/06
13.281919	0.000	13.213994	0.000	12/31/05
12.467695	0.000	12.422775	0.000	12/31/04
11.766505	0.000	11.741845	0.000	12/31/03
9.346304	0.000	9.340507	0.000	12/31/02

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.50% Total	1.50% Total M&E	with 1.65% Total	1.65% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
Invesco V.I. Government Securities Fund (formerly AIM V.I. Government Securities Fund)-Series II Shares (Inception Date 8/1/2002)

				12/31/09
12.137947	0.000	12.020754	0.000	12/31/08
11.004775	0.000	10.915163	0.000	12/31/07
10.530382	0.000	10.460630	0.000	12/31/06
10.350940	0.000	10.297994	0.000	12/31/05
10.362392	0.000	10.325051	0.000	12/31/04
10.286850	0.000	10.265292	0.000	12/31/03
10.345276	0.000	10.338868	0.000	12/31/02
Invesco V.I. Mid Cap Core Equity Fund (formerly AIM V.I. Mid Cap Core Equity Fund)-Series II Shares (Inception Date 8/1/2002)

				12/31/09
12.103634	0.000	11.986767	0.000	12/31/08
17.230324	21.382	17.090061	0.000	12/31/07
16.007969	21.382	15.901972	0.000	12/31/06
14.643051	21.382	14.568190	0.000	12/31/05
13.858287	0.000	13.808384	0.000	12/31/04
12.387906	0.000	12.361973	0.000	12/31/03
9.896086	0.000	9.889956	0.000	12/31/02
Invesco V.I. Small Cap Equity Fund (formerly AIM V.I. Small Cap Equity Fund)-Series I Shares (Inception Date 12/1/2004)

				12/31/09
6.580131	41.033	6.563278	0.000	12/31/08
9.726078	0.000	9.716018	0.000	12/31/07
12.485067	0.000	12.445631	0.000	12/31/06
10.822090	0.000	10.804291	0.000	12/31/05
10.175858	0.000	10.174541	0.000	12/31/04
Invesco V.I. Utilities Fund (formerly AIM V.I. Utilities Fund)-Series II Shares (Inception 8/1/2002)
				12/31/09
13.157355	81.372	13.063994	0.000	12/31/08
19.794045	0.000	19.683661	0.000	12/31/07
16.702552	0.000	16.634820	0.000	12/31/06
13.537718	0.000	13.503290	0.000	12/31/05
11.791661	0.000	11.779537	0.000	12/31/04
Janus Aspen Balanced Portfolio-Service Shares (Inception Date 12/1/2004)
				12/31/09
12.241591	146.546	12.123400	0.000	12/31/08
14.806573	0.000	14.686041	0.000	12/31/07
13.631055	0.000	13.540793	0.000	12/31/06
12.532756	0.000	12.468684	0.000	12/31/05
11.817818	0.000	11.775254	0.000	12/31/04
11.078577	59.397	11.055380	0.000	12/31/03
9.887795	0.000	9.881671	0.000	12/31/02

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.50% Total	1.50% Total M&E	with 1.65% Total	1.65% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
Janus Aspen Enterprise Portfolio-Service Shares (Inception Date 12/1/2004)

				12/31/09
12.475407	0.000	12.354931	0.000	12/31/08
22.561143	0.000	22.377517	0.000	12/31/07
18.815582	0.000	18.691014	0.000	12/31/06
16.858314	0.000	16.772144	0.000	12/31/05
15.276897	0.000	15.221890	0.000	12/31/04
12.873263	0.000	12.846310	0.000	12/31/03
9.695603	0.000	9.689589	0.000	12/31/02
Janus Aspen Overseas Portfolio-Service Shares (Inception Date 12/1/2004)

				12/31/09
11.626257	153.054	11.554129	0.000	12/31/08
24.710225	0.000	24.594600	0.000	12/31/07
19.597593	0.000	19.535740	0.000	12/31/06
13.568313	0.000	13.546016	0.000	12/31/05
10.439722	0.000	10.438379	0.000	12/31/04
Janus Portfolio-Service Shares (Inception Date 12/1/2004)

				12/31/09
9.479916	55.365	9.388372	0.000	12/31/08
16.006290	0.000	15.875990	0.000	12/31/07
14.156537	0.000	14.062790	0.000	12/31/06
12.931847	0.000	12.865715	0.000	12/31/05
12.621742	93.119	12.576259	0.000	12/31/04
12.296809	0.000	12.271033	0.000	12/31/03
9.491882	0.000	9.485980	0.000	12/31/02
Neuberger Berman AMT Guardian Portfolio-Class S (Inception Date 8/1/2002)

				12/31/09
10.761284	0.000	10.657360	0.000	12/31/08
17.443279	0.000	17.301285	0.000	12/31/07
16.530231	0.000	16.420788	0.000	12/31/06
14.848334	0.000	14.772427	0.000	12/31/05
13.938042	0.000	13.887835	0.000	12/31/04
12.245798	0.000	12.220142	0.000	12/31/03
9.459807	0.000	9.453942	0.000	12/31/02
Neuberger Berman AMT Small-Cap Growth Portfolio-Class S (Inception Date 8/1/2002)

				12/31/09
8.310156	0.000	8.229893	0.000	12/31/08
13.939914	0.000	13.826411	0.000	12/31/07
14.080953	0.000	13.987702	0.000	12/31/06
13.581595	0.000	13.512150	0.000	12/31/05
13.399689	0.000	13.351418	0.000	12/31/04
12.159102	0.000	12.133627	0.000	12/31/03
9.868048	0.000	9.861928	0.000	12/31/02

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.50% Total	1.50% Total M&E	with 1.65% Total	1.65% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
Oppenheimer Capital Appreciation Fund/VA-Service Shares (Inception Date 8/1/2002)

				12/31/09
8.731071	59.238	8.646733	0.000	12/31/08
16.313932	46.824	16.181124	0.000	12/31/07
14.547588	46.824	14.451259	0.000	12/31/06
13.714949	46.824	13.644828	0.000	12/31/05
13.277635	0.000	13.229804	0.000	12/31/04
12.643001	58.353	12.616500	0.000	12/31/03
9.819179	0.000	9.813083	0.000	12/31/02
Oppenheimer Global Securities Fund/VA-Service Shares (Inception Date 8/1/2002)

				12/31/09
12.342095	0.000	12.222913	0.000	12/31/08
21.000676	37.689	20.829743	0.000	12/31/07
20.100000	37.689	19.966930	0.000	12/31/06
17.386097	37.689	17.297226	0.000	12/31/05
15.474350	40.571	15.418627	0.000	12/31/04
13.214627	0.000	13.186951	0.000	12/31/03
9.388502	0.000	9.382674	0.000	12/31/02
Oppenheimer Main Street Fund®/VA-Service Shares (Inception Date 12/1/2004)

				12/31/09
7.554615	0.000	7.507719	0.000	12/31/08
12.497365	59.107	12.438810	0.000	12/31/07
12.182942	59.107	12.144437	0.000	12/31/06
10.777408	59.107	10.759664	0.000	12/31/05
10.347078	0.000	10.345742	0.000	12/31/04
Oppenheimer Main Street Small Cap Fund/VA-Service Shares (Inception Date 8/1/2002)

				12/31/09
11.494243	0.000	11.383268	0.000	12/31/08
18.824004	37.351	18.670824	0.000	12/31/07
19.382086	37.351	19.253826	0.000	12/31/06
17.160784	37.351	17.073108	0.000	12/31/05
15.878838	0.000	15.821683	0.000	12/31/04
13.525796	0.000	13.497483	0.000	12/31/03
9.517659	0.000	9.511753	0.000	12/31/02
PIMCO VIT High Yield Portfolio-Administrative Class (Inception Date 8/1/2002)

				12/31/09
12.085700	0.000	11.969022	0.000	12/31/08
16.048302	0.000	15.917666	0.000	12/31/07
15.741142	0.000	15.636915	0.000	12/31/06
14.646646	0.000	14.571764	0.000	12/31/05
14.280067	0.000	14.228635	0.000	12/31/04
13.231661	0.000	13.203953	0.000	12/31/03
10.926694	0.000	10.919931	0.000	12/31/02

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.50% Total	1.50% Total M&E	with 1.65% Total	1.65% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
PIMCO VIT Real Return Portfolio-Administrative Class (Inception Date 8/1/2002)

				12/31/09
12.232215	522.992	12.114126	0.000	12/31/08
13.361565	935.943	13.252800	0.000	12/31/07
12.258643	935.943	12.177458	0.000	12/31/06
12.356428	935.943	12.293247	0.000	12/31/05
12.286154	885.654	12.241896	0.000	12/31/04
11.449900	885.654	11.425913	0.000	12/31/03
10.676270	0.000	10.669667	0.000	12/31/02
PIMCO VIT Total Return Portfolio-Administrative Class (Inception Date 8/1/2002)

				12/31/09
12.777199	39.671	12.653859	0.000	12/31/08
12.377951	55.007	12.277186	0.000	12/31/07
11.554992	55.007	11.478473	0.000	12/31/06
11.295545	55.007	11.237789	0.000	12/31/05
11.192571	0.000	11.152252	0.000	12/31/04
10.832807	0.000	10.810115	0.000	12/31/03
10.467250	0.000	10.460778	0.000	12/31/02
Rydex VT All-Cap Opportunity Fund (formerly Sector Rotation Fund) (Inception Date 8/1/2002)

				12/31/09
10.956028	0.000	10.850210	0.000	12/31/08
18.769583	0.000	18.616787	0.000	12/31/07
15.525503	0.000	15.422686	0.000	12/31/06
14.150198	0.000	14.077848	0.000	12/31/05
12.632985	0.000	12.587490	0.000	12/31/04
11.583816	0.000	11.559558	0.000	12/31/03
9.051230	0.000	9.045614	0.000	12/31/02
Templeton Foreign Securities Fund-Class 2 (Inception Date 5/1/2007)

				12/31/09
6.269535	0.000	6.253553	0.000	12/31/08
10.676374	0.000	10.665467	0.000	12/31/07
Van Kampen UIF Mid Cap Growth Portfolio-Class I (Inception Date 5/1/2007)

				12/31/09
5.894304	0.000	5.879270	0.000	12/31/08
11.241985	0.000	11.230503	0.000	12/31/07
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I (Inception Date 8/1/2002)

				12/31/09
12.226329	0.000	12.108267	0.000	12/31/08
21.143043	19.127	20.970961	0.000	12/31/07
19.905369	19.127	19.773592	0.000	12/31/06
16.742252	19.127	16.656660	0.000	12/31/05
15.133691	0.000	15.079175	0.000	12/31/04
13.407309	0.000	13.379216	0.000	12/31/03
9.616515	0.000	9.610544	0.000	12/31/02

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.50% Total	1.50% Total M&E	with 1.65% Total	1.65% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
Van Kampen UIF U.S. Real Estate Portfolio-Class I (Inception Date 8/1/2002)

				12/31/09
13.542386	0.000	13.411591	0.000	12/31/08
22.139777	0.000	21.959616	0.000	12/31/07
27.106274	0.000	26.926909	0.000	12/31/06
19.933724	0.000	19.831863	0.000	12/31/05
17.288407	0.000	17.226169	0.000	12/31/04
12.867765	0.000	12.840820	0.000	12/31/03
9.497829	0.000	9.491939	0.000	12/31/02
Van Kampen UIF Value Portfolio-Class I (Inception Date 8/1/2002)

				12/31/09
10.459151	0.000	10.358138	0.000	12/31/08
16.554789	21.309	16.420027	0.000	12/31/07
17.340031	21.309	17.225226	0.000	12/31/06
15.059697	21.309	14.982716	0.000	12/31/05
14.621169	40.745	14.568529	0.000	12/31/04
12.596588	0.000	12.570211	0.000	12/31/03
9.535536	0.000	9.529623	0.000	12/31/02
Wilshire 2015 ETF Fund (Inception Date 5/1/2007)

				12/31/09
7.447763	0.000	7.428792	0.000	12/31/08
10.000788	0.000	9.990580	0.000	12/31/07
Wilshire 2025 ETF Fund (Inception Date 5/1/2007)

				12/31/09
7.042424	0.000	7.024494	0.000	12/31/08
9.963846	0.000	9.953669	0.000	12/31/07
Wilshire 2035 ETF Fund (Inception Date 5/1/2007)

				12/31/09
6.524820	0.000	6.508192	0.000	12/31/08
9.914240	0.000	9.904116	0.000	12/31/07

The “CONDENSED FINANCIAL INFORMATION” section of the Prospectus is amended by adding the following:

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.70% Total	1.70% Total M&E	with 1.80% Total	1.80% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
American Century VP Large Company Value-Class II Shares (Inception Date 12/1/2004)

				12/31/09
7.552346	0.000	7.520958	0.000	12/31/08
12.277911	0.000	12.239400	0.000	12/31/07
12.661973	0.000	12.635193	0.000	12/31/06
10.753173	0.000	10.741329	0.000	12/31/05
10.359331	0.000	10.358435	0.000	12/31/04
American Century VP Mid Cap Value-Class II Shares (Inception Date 12/1/2004)

				12/31/09
9.515326	735.865	9.475791	444.868	12/31/08
12.823485	0.000	12.783274	0.000	12/31/07
13.370800	0.000	13.342536	0.000	12/31/06
11.313118	0.000	11.300672	0.000	12/31/05
10.528226	0.000	10.527319	0.000	12/31/04
American Century VP Ultra®-Class II Shares (Inception Date 12/1/2004)

				12/31/09
6.729101	0.000	6.701136	0.000	12/31/08
11.732122	0.000	11.695319	0.000	12/31/07
9.877421	0.000	9.856526	0.000	12/31/06
10.400175	0.000	10.388729	0.000	12/31/05
10.374642	0.000	10.373747	0.000	12/31/04
American Century VP VistaSM-Class I Shares (Inception Date 12/1/2004)

				12/31/09
8.216467	402.142	8.182309	86.379	12/31/08
16.270718	1,349.852	16.219699	689.438	12/31/07
11.843105	826.971	11.818046	86.378	12/31/06
11.051927	0.000	11.039757	0.000	12/31/05
10.396688	0.000	10.395790	0.000	12/31/04
Calamos Growth and Income Portfolio (Inception Date 5/1/2007)

				12/31/09
6.972122	1,215.884	6.960236	628.192	12/31/08
10.390856	33.942	10.383767	0.000	12/31/07
Davis Value Portfolio (Inception Date 5/1/2007)

				12/31/09
5.816157	238.388	5.806225	0.000	12/31/08
9.915583	166.205	9.908808	0.000	12/31/07
Dreyfus IP Technology Growth Portfolio-Initial Shares (Inception Date 12/1/2004)

				12/31/09
6.921463	8.145	6.892707	0.000	12/31/08
11.972196	71.012	11.934665	0.000	12/31/07
10.616963	371.542	10.594507	0.000	12/31/06
10.353889	0.000	10.342488	0.000	12/31/05
10.148398	0.000	10.147522	0.000	12/31/04

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.70% Total	1.70% Total M&E	with 1.80% Total	1.80% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares (Inception Date 8/1/2002)

				12/31/09
8.929088	5,231.114	8.871353	0.000	12/31/08
13.886525	5,086.929	13.810862	0.000	12/31/07
13.143017	4,886.932	13.084794	0.000	12/31/06
12.270480	4,547.168	12.228533	0.000	12/31/05
12.077187	3,558.807	12.048124	0.000	12/31/04
11.596726	2,548.712	11.580519	0.000	12/31/03
9.378476	1.042	9.374590	0.000	12/31/02
Dreyfus Stock Index Fund-Service Shares (Inception Date 8/1/2002)

				12/31/09
9.728146	2,764.460	9.665236	573.921	12/31/08
15.790177	2,991.350	15.704157	504.572	12/31/07
15.301022	2,922.946	15.233256	428.634	12/31/06
13.510376	2,874.230	13.464208	343.948	12/31/05
13.159884	5,444.191	13.128249	1,701.167	12/31/04
12.130815	3,994.107	12.113878	1,274.453	12/31/03
9.634059	504.411	9.630084	1,125.498	12/31/02
Dreyfus VIF Appreciation Portfolio-Service Shares (Inception Date 8/1/2002)

				12/31/09
9.865495	2,956.775	9.801722	624.598	12/31/08
14.281454	2,879.643	14.203655	551.244	12/31/07
13.598056	2,263.485	13.537833	931.666	12/31/06
11.903299	1,888.666	11.862612	719.599	12/31/05
11.629727	5,662.663	11.601742	1,654.344	12/31/04
11.288751	2,117.301	11.272972	1,380.953	12/31/03
9.501521	2.339	9.497587	1,125.315	12/31/02
Dreyfus VIF Money Market Portfolio (Inception Date 8/1/2002)

				12/31/09
1.054049	171,249.101	1.047349	4,983.261	12/31/08
1.046145	13,204.982	1.040491	3,866.813	12/31/07
1.015829	17,783.153	1.011223	0.000	12/31/06
0.988183	20,284.976	0.984617	0.021	12/31/05
0.979129	18,326.872	0.976603	3,275.845	12/31/04
0.988257	8,291.275	0.986757	0.000	12/31/03
0.998163	0.000	0.997726	0.000	12/31/02
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)

				12/31/09
7.520460	2,559.279	7.507651	0.000	12/31/08
10.073382	2,199.099	10.066504	0.000	12/31/07
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)

				12/31/09
9.523848	608.269	9.507629	156.456	12/31/08
10.310689	301.965	10.303653	0.000	12/31/07
Ibbotson Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
				12/31/09
6.704580	254.776	6.693143	0.000	12/31/08
9.974504	20.690	9.967691	0.000	12/31/07

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.70% Total	1.70% Total M&E	with 1.80% Total	1.80% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)

				12/31/09
8.483216	391.842	8.468772	0.000	12/31/08
10.172244	353.244	10.165298	0.000	12/31/07
Invesco V.I. Capital Development Fund (formerly AIM V.I. Capital Development Fund) — Series II Shares (Inception Date 8/1/2002)

				12/31/09
9.694108	1,037.717	9.631430	625.883	12/31/08
18.653852	873.933	18.552248	464.975	12/31/07
17.167479	864.950	17.091462	501.596	12/31/06
15.021665	0.000	14.970340	0.000	12/31/05
13.984768	1,315.962	13.951134	65.474	12/31/04
12.341482	1,315.962	12.324241	38.011	12/31/03
9.294010	0.000	9.290160	3.742	12/31/02
Invesco V.I. Core Equity Fund (formerly AIM V.I. Core Equity Fund) — Series I Shares (Inception Date 5/1/2006)

				12/31/09
7.873964	295.955	7.852466	780.637	12/31/08
11.467127	295.955	11.447537	691.279	12/31/07
10.790639	295.955	10.783238	585.856	12/31/06
Invesco V.I. Financial Services Fund (formerly AIM V.I. Financial Services Fund)-Series I Shares .... (Inception Date 8/1/2002)

				12/31/09
4.699865	160.484	4.669443	0.000	12/31/08
11.790535	128.671	11.726291	0.000	12/31/07
15.421877	128.855	15.353581	0.000	12/31/06
13.472584	129.058	13.426540	0.000	12/31/05
12.940442	751.456	12.909309	0.000	12/31/04
12.112585	1,014.635	12.095644	0.000	12/31/03
9.506201	3.632	9.502264	0.000	12/31/02
Invesco V.I. Global Health Care Fund (formerly AIM V.I. Global Health Care Fund)-Series I Shares (Inception Date 8/1/2002)

				12/31/09
10.526806	2,195.587	10.458720	60.719	12/31/08
15.003631	2,111.018	14.921861	60.719	12/31/07
13.646634	1,736.782	13.586178	60.719	12/31/06
13.191509	1,445.566	13.146428	60.719	12/31/05
12.407911	3,318.892	12.378062	60.719	12/31/04
11.733693	3,374.475	11.717303	60.719	12/31/03
9.338586	63.876	9.334724	0.000	12/31/02

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.70% Total	1.70% Total M&E	with 1.80% Total	1.80% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
Invesco V.I. Government Securities Fund (formerly AIM V.I. Government Securities Fund)-Series II Shares (Inception Date 8/1/2002)

				12/31/09
11.982023	2,694.620	11.904572	2,666.626	12/31/08
10.885526	1,788.208	10.826211	0.000	12/31/07
10.437538	1,817.485	10.391300	0.000	12/31/06
10.280457	1,878.037	10.245324	1,010.427	12/31/05
10.312695	1,029.452	10.287893	0.000	12/31/04
10.258173	455.519	10.243837	0.000	12/31/03
10.336750	3.892	10.332486	0.000	12/31/02
Invesco V.I. Mid Cap Core Equity Fund (formerly AIM V.I. Mid Cap Core Equity Fund)-Series II Shares (Inception Date 8/1/2002)

				12/31/09
11.948138	173.610	11.870881	0.000	12/31/08
17.043674	173.610	16.950810	0.000	12/31/07
15.866901	256.027	15.796621	0.000	12/31/06
14.543412	209.529	14.493706	0.000	12/31/05
13.791869	159.512	13.758687	0.000	12/31/04
12.353394	116.323	12.336123	0.000	12/31/03
9.887925	0.000	9.883832	0.000	12/31/02
Invesco V.I. Small Cap Equity Fund (formerly AIM V.I. Small Cap Equity Fund)-Series I Shares (Inception Date 12/1/2004)

				12/31/09
6.557666	167.152	6.546427	410.934	12/31/08
9.712668	1,661.677	9.705946	346.507	12/31/07
12.432504	0.000	12.406211	0.000	12/31/06
10.798359	0.000	10.786473	0.000	12/31/05
10.174102	0.000	10.173220	0.000	12/31/04
Invesco V.I. Utilities Fund (formerly AIM V.I. Utilities Fund)-Series II Shares (Inception 8/1/2002)

				12/31/09
13.033041	206.418	12.971101	0.000	12/31/08
19.647028	533.563	19.573671	212.750	12/31/07
16.612325	709.891	16.567229	189.918	12/31/06
13.491848	238.465	13.468887	0.000	12/31/05
11.775494	1,178.139	11.767395	0.000	12/31/04
Janus Aspen Balanced Portfolio-Service Shares (Inception Date 8/1/2002)

				12/31/09
12.084319	6,290.873	12.006206	609.427	12/31/08
14.646164	6,354.817	14.566355	543.303	12/31/07
13.510905	6,298.041	13.451049	920.617	12/31/06
12.447458	5,908.460	12.404896	714.692	12/31/05
11.761156	5,803.740	11.732846	3,637.148	12/31/04
11.047694	6,039.327	11.032249	3,328.912	12/31/03
9.879643	251.741	9.875553	3,067.472	12/31/02

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.70% Total	1.70% Total M&E	with 1.80% Total	1.80% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
Janus Aspen Overseas Portfolio-Service Shares (Inception Date 12/1/2004)

				12/31/09
11.530185	284.259	11.482273	182.405	12/31/08
24.556181	744.682	24.479230	805.369	12/31/07
19.515169	522.992	19.473934	458.247	12/31/06
13.538596	583.196	13.523700	402.609	12/31/05
10.437930	0.000	10.437029	0.000	12/31/04
Janus Portfolio-Service Shares (Inception Date 8/1/2002)

				12/31/09
9.358090	1,265.518	9.297577	0.000	12/31/08
15.832866	1,111.156	15.746602	167.247	12/31/07
14.031747	921.132	13.969586	0.000	12/31/06
12.843817	480.968	12.799913	0.000	12/31/05
12.561213	5,503.379	12.530984	0.000	12/31/04
12.262520	2,627.592	12.245375	0.000	12/31/03
9.484036	2.069	9.480100	0.000	12/31/02
Janus Aspen Enterprise Portfolio-Service Shares (Inception Date 8/1/2002)

				12/31/09
12.315107	44.132	12.235497	272.223	12/31/08
22.316780	31.635	22.195241	583.961	12/31/07
18.649791	220.587	18.567217	263.375	12/31/06
16.743623	583.357	16.686425	450.808	12/31/05
15.203686	113.639	15.167133	32.981	12/31/04
12.837394	77.798	12.819478	20.056	12/31/03
9.687604	6.139	9.683594	7.143	12/31/02
Neuberger Berman AMT Guardian Portfolio-Class S (Inception Date 8/1/2002)

				12/31/09
10.623005	280.737	10.554314	253.076	12/31/08
17.254314	785.197	17.160312	1,074.297	12/31/07
16.384555	707.041	16.311990	558.182	12/31/06
14.747286	468.856	14.696889	341.686	12/31/05
13.871223	301.653	13.837858	0.000	12/31/04
12.211656	132.150	12.194588	0.000	12/31/03
9.451995	3.158	9.448082	0.000	12/31/02
Neuberger Berman AMT Small-Cap Growth Portfolio-Class S (Inception Date 8/1/2002)

				12/31/09
8.203333	2,030.144	8.150308	0.000	12/31/08
13.788830	1,743.260	13.713725	0.000	12/31/07
13.956819	1,302.450	13.895019	0.000	12/31/06
13.489155	1,191.092	13.443074	0.000	12/31/05
13.335440	997.363	13.303370	67.166	12/31/04
12.125200	753.320	12.108263	123.675	12/31/03
9.859906	0.000	9.855824	0.000	12/31/02

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.70% Total	1.70% Total M&E	with 1.80% Total	1.80% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
Oppenheimer Capital Appreciation Fund/VA-Service Shares (Inception Date 8/1/2002)

				12/31/09
8.618853	171.434	8.563119	0.000	12/31/08
16.137177	1,038.765	16.049263	1,009.105	12/31/07
14.419360	1,004.401	14.355500	1,009.105	12/31/06
13.621607	1,006.453	13.575060	1,232.587	12/31/05
13.213969	881.690	13.182196	430.725	12/31/04
12.607740	695.739	12.590131	236.022	12/31/03
9.811062	0.000	9.807003	0.000	12/31/02
Oppenheimer Global Securities Fund/VA-Service Shares (Inception Date 8/1/2002)

				12/31/09
12.183517	832.394	12.104769	324.137	12/31/08
20.773192	1,139.421	20.660063	734.593	12/31/07
19.922885	1,143.828	19.834686	1,177.800	12/31/06
17.267813	1,112.941	17.208823	970.912	12/31/05
15.400196	819.990	15.363167	1,162.767	12/31/04
13.177803	1,157.615	13.159405	1,207.003	12/31/03
9.380751	104.455	9.376866	1,068.076	12/31/02
Oppenheimer Main Street Fund®/VA-Service Shares (Inception Date 12/1/2004)

				12/31/09
7.492170	14.913	7.461033	141.676	12/31/08
12.419384	7.276	12.380440	1,275.454	12/31/07
12.131648	102.473	12.106004	1,417.726	12/31/06
10.753768	49.887	10.741935	1,388.442	12/31/05
10.345297	0.000	10.344401	0.000	12/31/04
Oppenheimer Main Street Small Cap Fund/VA-Service Shares (Inception Date 8/1/2002)
				12/31/09
11.346595	1,365.000	11.273235	4,776.710	12/31/08
18.620164	2,775.104	18.518740	4,453.973	12/31/07
19.211373	2,742.484	19.126318	3,676.857	12/31/06
17.044094	2,480.815	16.985869	3,199.274	12/31/05
15.802780	2,127.455	15.764794	1,852.324	12/31/04
13.488125	1,441.198	13.469298	1,075.901	12/31/03
9.509798	29.767	9.505867	87.823	12/31/02
PIMCO VIT High Yield Portfolio-Administrative Class (Inception Date 8/1/2002)

				12/31/09
11.930443	1,842.121	11.853351	0.000	12/31/08
15.874438	2,931.892	15.787991	700.071	12/31/07
15.602404	3,687.795	15.533337	655.395	12/31/06
14.546965	3,869.429	14.497274	0.000	12/31/05
14.211622	3,413.870	14.177462	0.000	12/31/04
13.194789	2,560.013	13.176372	29.071	12/31/03
10.917689	0.000	10.913187	0.000	12/31/02

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.70% Total	1.70% Total M&E	with 1.80% Total	1.80% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
PIMCO VIT Real Return Portfolio-Administrative Class (Inception Date 8/1/2002)

				12/31/09
12.075077	4,205.294	11.997004	1,965.920	12/31/08
13.216799	3,763.309	13.144768	3,563.715	12/31/07
12.150577	3,132.369	12.096736	3,864.997	12/31/06
12.272315	3,770.925	12.230364	3,785.676	12/31/05
12.227244	3,153.008	12.197832	3,987.673	12/31/04
11.417976	2,748.197	11.402022	3,959.879	12/31/03
10.667479	2.849	10.663077	919.643	12/31/02
PIMCO VIT Total Return Portfolio-Administrative Class (Inception Date 8/1/2002)

				12/31/09
12.613082	3,469.823	12.531580	2,433.940	12/31/08
12.243842	3,900.296	12.177148	1,744.973	12/31/07
11.453148	3,594.770	11.402411	2,069.252	12/31/06
11.218663	3,246.608	11.180321	1,983.281	12/31/05
11.138904	2,872.010	11.112118	318.967	12/31/04
10.802604	2,981.522	10.787514	161.011	12/31/03
10.458630	197.091	10.454317	6.726	12/31/02
Rydex VT All-Cap Opportunity Fund (formerly Sector Rotation Fund) (Inception Date 8/1/2002)

				12/31/09
10.815258	2,189.749	10.745337	0.000	12/31/08
18.566282	2,312.366	18.465152	0.000	12/31/07
15.388692	2,612.479	15.320543	0.000	12/31/06
14.053924	2,555.637	14.005909	156.306	12/31/05
12.572438	2,046.685	12.542213	0.000	12/31/04
11.551541	1,351.164	11.535407	0.000	12/31/03
9.043759	68.819	9.040013	0.000	12/31/02
Templeton Foreign Securities Fund-Class 2 (Inception Date 5/1/2007)

				12/31/09
6.248229	702.585	6.237577	0.000	12/31/08
10.661837	463.228	10.654555	256.933	12/31/07
Van Kampen UIF Mid Cap Growth Portfolio-Class I (Inception Date 5/1/2007)

				12/31/09
5.874266	68.369	5.864246	0.000	12/31/08
11.226671	47.730	11.219014	0.000	12/31/07
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I (Inception Date 8/1/2002)

				12/31/09
12.069242	1,309.814	11.991208	0.000	12/31/08
20.914045	1,208.847	20.800124	431.572	12/31/07
19.729989	1,497.395	19.642628	431.571	12/31/06
16.628344	2,160.685	16.571525	431.569	12/31/05
15.061160	2,028.630	15.024944	129.564	12/31/04
13.369952	2,330.844	13.351272	110.684	12/31/03
9.608581	0.000	9.604601	0.000	12/31/02

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.70% Total	1.70% Total M&E	with 1.80% Total	1.80% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
Van Kampen UIF U.S. Real Estate Portfolio-Class I (Inception Date 8/1/2002)

				12/31/09
13.368339	2,089.793	13.281890	289.785	12/31/08
21.899994	2,722.578	21.780726	166.492	12/31/07
26.867515	3,837.274	26.748592	321.823	12/31/06
19.798110	4,102.660	19.730475	122.973	12/31/05
17.205566	4,205.965	17.164194	187.448	12/31/04
12.831913	3,980.422	12.813989	258.213	12/31/03
9.489992	0.000	9.486069	7.555	12/31/02
Van Kampen UIF Value Portfolio-Class I (Inception Date 8/1/2002)

				12/31/09
10.324746	1,641.563	10.257999	738.945	12/31/08
16.375439	1,630.733	16.286261	1,006.284	12/31/07
17.187216	1,792.521	17.111139	1,985.713	12/31/06
14.957208	1,648.369	14.906130	1,112.450	12/31/05
14.551085	1,702.469	14.516134	0.000	12/31/04
12.561473	1,478.027	12.543954	132.037	12/31/03
9.527659	0.000	9.523724	0.000	12/31/02
Wilshire 2015 ETF Fund (Inception Date 5/1/2007)

				12/31/09
7.422482	1,582.817	7.409818	0.000	12/31/08
9.987179	366.702	9.980353	0.000	12/31/07
Wilshire 2025 ETF Fund (Inception Date 5/1/2007)

				12/31/09
7.018518	237.819	7.006545	0.000	12/31/08
9.950280	15.411	9.943479	0.000	12/31/07
Wilshire 2035 ETF Fund (Inception Date 5/1/2007)

				12/31/09
6.502664	0.000	6.491571	0.000	12/31/08
9.900742	0.000	9.893980	0.000	12/31/07

The above table gives year-end Accumulation Unit information for each Subaccount for the year ended December 31, 2000 (or the effective date of the Subaccount, if later) to December 31, 2009. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for the Dreyfus VIF Money Market Portfolio Subaccount was 1.000000 as of the Subaccount’s inception date. The beginning Accumulation Unit Value for each other Subaccount was 10.000000 as of its inception date.
The Dreyfus Variable Investment Fund Money Market Portfolio has entered into a Guarantee Agreement with the United States Department of Treasury, which permits it to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds. As a result, under certain circumstances, the Portfolio could suspend redemption of its shares, which in turn could impact withdrawals, surrenders and other transactions in the corresponding Subaccount.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT C
THE COMMODORE HELMSMAN®
AND THE COMMODORE MAJESTY®
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES
SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2010
Annuity Investors Life Insurance Company (the “Company,” “we,” “our” and “us”) is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus (“Contract Prospectus”) dated May 1, 2010, for either The Commodore Helmsman®, or The Commodore Majesty® Variable Annuity (the “Contract”). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.
This Supplemental Prospectus provides information you should know before making any decision to allocate purchase payments or transfer amounts to the subaccounts (collectively, the “Closed Subaccounts”) investing in the following Portfolios:

Dreyfus Investment Portfolios	Oppenheimer Variable Account Funds
- Midcap Stock Portfolio — Service Shares	- Balanced Fund — Service Shares

Janus Aspen Series	Van Kampen — The Universal Institutional Funds. Inc.
- Worldwide Portfolio — Service Shares	- UIF Core Plus Fixed Income Portfolio — Class I
The Dreyfus Midcap Stock Portfolio Closed Subaccount, the Janus Aspen Worldwide Portfolio Closed Subaccount, the Oppenheimer Balanced Fund Closed Subaccount and the Van Kampen UIF Core Plus Fixed Income Portfolio Closed Subaccount are additional investment options of the Contracts available only to Contract Owners who held Accumulation Units in these Subaccounts on April 30, 2010, November 30, 2004, April 30, 2009 and April 30, 2010, respectively. Each of these investment options will become unavailable to you once you no longer have money in that Closed Subaccount. Unless the context requires otherwise, all provisions of the Contract Prospectus are applicable to the Closed Subaccounts described in this Supplemental Prospectus.
The Statement of Additional Information (“SAI”) dated May 1, 2010, contains more information about the Separate Account and the Contracts, including the Closed Subaccounts. We filed the SAI with the Securities and Exchange Commission and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call us at 1-800-789-6771. You may also access the SAI and the other documents filed with the Securities and Exchange Commission about the Company, the Separate Account and the Contracts at the Securities and Exchange Commission’s website: http:\\www.sec.gov. The registration number for The Commodore Helmsman® is 333-88300; and The Commodore Majesty® is 333-88302.
NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

1

These securities may be sold by a bank or credit union, but are not financial institution products.
▪	The Contracts are not FDIC or NCUSIF insured

▪	The Contracts are obligations of the Company and not of the bank or credit union

▪	The bank or credit union does not guarantee the Company’s obligations under the Contracts

▪	The Contracts involve investment risk and may lose value

FINANCIAL INFORMATION
Condensed Financial Information
Appendix A to this Supplemental Prospectus provides condensed financial information for the Commodore Helmsman® and the Commodore Majesty® variable annuities with respect to each Closed Subaccount. This information includes the following information:
•	year-end accumulation unit values for each Subaccount for each of the last 10 fiscal years through December 1, 2009, or from the end of the year of inception of a Subaccount, if later, to December 31, 2009; and
•	number of accumulation units outstanding as of the end of each period.
Financial Statements
The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.

THE PORTFOLIOS
The Separate Account currently offers each of the Closed Subaccounts only to the Contract Owners who held Accumulation Units in such Closed Subaccount on the date it was closed to new investors (as indicated on the first page of this Supplemental Prospectus). Each Closed Subaccount invests in the corresponding Portfolio listed below, which has its own investment objectives, policies and practices. The current Portfolio prospectuses, which accompany this Supplemental Prospectus, contain additional information concerning the investment objectives and policies of the Portfolios, the investment advisory services and administrative services of the Portfolios, and the charges of the Portfolios.
You should read the Portfolio prospectuses and this Supplemental Prospectus carefully before making any decision concerning allocating additional purchase payments or transferring amounts to any of these Closed Subaccounts or the Subaccounts.
There is no assurance that any Portfolio will achieve its stated objectives. The SEC does not supervise the management or the investment policies and/or practices and/or of any Portfolio.
All dividends and capital gains distributed by the Portfolios are reinvested in the Separate Account and reflected in Accumulation Unit Value. Portfolio dividends and net capital gains are not distributed to Owners.

2

The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of the Portfolios will be the same or similar to the investment performance of any publicly available mutual fund.

	SHARE		INVESTMENT
PORTFOLIO	CLASS	ADVISOR	CATEGORY

Dreyfus Investment Portfolios
MidCap Stock Portfolio	Series I	The Dreyfus Corporation	Mid cap blend
Janus Aspen Series
Worldwide Portfolio	Service	Janus Capital Management LLC	Worldwide Growth
Oppenheimer Variable Account Funds
Balanced Fund	Service	OppenheimerFunds	Balanced
Van Kampen — Universal Institutional Funds
Core Plus Fixed Income Portfolio	Class I	Van Kampen*	Intermediate term bond

*	Morgan Stanley Investment Management Inc. sometimes does business as Van Kampen

Expenses of the Portfolios
In addition to charges and deductions by us, there are Portfolio management fees and administration expenses. These fees and expenses are described in the prospectuses and statements of additional information for the Portfolios.
Investment Options-Allocations
You can allocate purchase payments in whole percentages to any of the currently available Subaccounts described in the Contract Prospectus or to any of the Fixed Account options. You may allocate purchase payments to the Dreyfus Midcap Stock Portfolio Closed Subaccount only if you had Accumulation Units in that Closed Subaccount as of April 30, 2010, to the Janis Aspen Series Worldwide Growth Portfolio Subaccount only if you had Accumulation Units in that Closed Subaccount as of November 30, 2004, to the Oppenheimer Balanced Fund Subaccount only if you have Accumulation Units in that Closed Subaccount as of April 30, 2009 and to the Van Kampen UIF Core Plus Fixed Income Portfolio Closed Subaccount only if you had Accumulation Units in that Closed Subaccount as of April 30, 2010. Each of these investment options will become unavailable to you once you no longer have money in that Closed Subaccount. Interests in the Closed Subaccounts described in this Supplemental Prospectus are securities registered with the Securities and Exchange Commission. The Owner bears the risk of investment gain or loss on amounts allocated to these Closed Subaccounts or any other Subaccounts.
Substitutions of Portolios
As described in the Contract Prospectus, we may substitute a new Portfolio or similar investment option for any Portfolio in which a Subaccount invests. We would make a substitution to ensure the underlying Portfolio continues to be a suitable investment, consistent with the protection of investors. A substitution may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in a Portfolio’s investment objectives or restrictions, a change in the availability of the Portfolio for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from Contract Owners.

3

APPENDIX A: CONDENSED FINANCIAL INFORMATION
The Commodore Helmsman® (Current Contract)

Standard Accumulation	Standard Accumulation
Unit Value	Units Outstanding	Year
Dreyfus IP MidCap Stock Portfolio-Service Shares (Inception Date 5/1/2007)
		12/31/09
5.459428	2,968.137	12/31/08
9.297957	1,045.893	12/31/07

Janus Aspen Worldwide Portfolio-Service Shares (Inception Date 8/1/2002)
		12/31/09
8.230213	13,034.313	12/31/08
15.290105	11,599.256	12/31/07
14.180534	11,403.652	12/31/06
12.194095	10,485.439	12/31/05
11.714601	8,359.595	12/31/04
11.366047	5,065.608	12/31/03
9.318424	127.119	12/31/02

Oppenheimer Balanced Fund/VA-Service Shares (Inception Date 8/1/2002)
		12/31/09
8.584146	49,564.197	12/31/08
15.441489	45,706.236	12/31/07
15.134385	34,481.046	12/31/06
13.845465	22,442.978	12/31/05
13.544122	9,737.840	12/31/04
12.510784	2,572.851	12/31/03
10.174161	446.222	12/31/02

Van Kampen’s UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 8/1/2002)
		12/31/09
10.576796	35,029.732	12/31/08
11.946516	34,425.801	12/31/07
11.490517	30,807.492	12/31/06
11.234125	28,372.456	12/31/05
10.932545	20,630.284	12/31/04
10,623449	17,063.588	12/31/03
10.294722	6,974.638	12/31/02

4

The Commodore Helmsman® (Contract with Death Benefit Rider No Longer Available*)

*	See The Commodore Helmsman® Supplemental Prospectus dated May 1, 2005 regarding the Cancelled Death Benefit Rider for more information.

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.50% Total	1.50% Total M&E	with 1.65% Total	1.65% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
Dreyfus IP MidCap Stock Portfolio (Inception Date 5/1/2007)
				12/31/09
5.450136	0.000	5.436238	0.000	12/31/08
9.291621	0.000	9.282133	0.000	12/31/07

Janus Aspen Worldwide Portfolio-Service Shares (Inception Date 8/1/2002)
				12/31/09
8.266551	0.000	8.186684	0.000	12/31/08
15.207004	0.000	15.083186	0.000	12/31/07
14.117861	0.000	14.024364	0.000	12/31/06
12.152487	0.000	12.090342	0.000	12/31/05
11.686442	0.000	11.644337	0.000	12/31/04
11.350163	0.000	11.326374	0.000	12/31/03
9.314569	0.000	9.308784	0.000	12/31/02

Oppenheimer Balanced Fund/VA-Service Shares (Inception Date 8/1/2002)
				12/31/09
8.528772	0.000	8.446412	0.000	12/31/08
15.357535	0.000	15.232515	0.000	12/31/07
15.067469	0.000	14.967701	0.000	12/31/06
13.798209	0.000	13.727655	0.000	12/31/05
13.511568	86.278	13.462894	0.000	12/31/04
12.493301	56.379	12.467123	0.000	12/31/03
10.169952	0.000	10.163648	0.000	12/31/02

Van Kampen UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 8/1/2002)
				12/31/09
10.508592	0.000	10.407134	0.000	12/31/08
11.881576	56.179	11.784831	0.000	12/31/07
11.439724	56.179	11.363946	0.000	12/31/06
11.195788	56.179	11.138526	0.000	12/31/05
10.906274	0.000	10.866970	0.000	12/31/04
10.608614	0.000	10.586379	0.000	12/31/03
10.290472	0.000	10.284099	0.000	12/31/02

5

The Commodore Helmsman® (Contract with Death Benefit Rider No Longer Available*)

*	See The Commodore Helmsman® Supplemental Prospectus dated May 1, 2005 regarding the Cancelled Death Benefit Rider for more information.

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.70% Total	1.70% Total M&E	with 1.80% Total	1.80% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
Dreyfus IP MidCap Stock Portfolio (Inception Date 5/1/2007)
				12/31/09
5.431620	0.000	5.422346	0.000	12/31/08
9.278965	0.000	9.272622	0.000	12/31/07

Janus Aspen Worldwide Portfolio-Service Shares (Inception Date 8/1/2002)
				12/31/09
8.160287	424.432	8.107515	0.000	12/31/08
15.042227	482.140	14.960272	0.000	12/31/07
13.993415	731.037	13.931425	0.000	12/31/06
12.069759	624.332	12.028503	0.000	12/31/05
11.630396	1,333.949	11.602418	0.000	12/31/04
11.318524	300.808	11.302696	0.000	12/31/03
9.306871	22.567	9.303025	0.000	12/31/02

Oppenheimer Balanced Fund/VA-Service Shares (Inception Date 8/1/2002)
				12/31/09
8.419180	899.446	8.364761	8,076.208	12/31/08
15.191156	758.260	15.108425	1,456.119	12/31/07
14.934682	813.649	14.868562	1,456.119	12/31/06
13.704308	949.326	13.657493	1,546.079	12/31/05
13.446792	744.297	13.414464	0.000	12/31/04
12.458480	468.801	12.441081	0.001	12/31/03
10.161559	1.472	10.157364	22.324	12/31/02

Van Kampen UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 8/1/2002)
				12/31/09
10.373585	841.556	10.306549	0.000	12/31/08
11.752827	735.583	11.688802	1,191.365	12/31/07
11.338868	669.858	11.288643	1,191.365	12/31/06
11.119569	1,005.147	11.081563	1,191.365	12/31/05
10.853972	935.724	10.827855	0.000	12/31/04
10.579033	1,482.877	10.564242	0.000	12/31/03
10.281994	0.000	10.277749	0.000	12/31/02

6

The Commodore Majesty® (Current Contract)

	Number of
Standard Accumulation	Standard Accumulation Units
Unit Value	Outstanding	Year
Dreyfus IP MidCap Stock Portfolio-Service Shares (Inception Date 5/1/2007)
		12/31/09
5.436238	356.107	12/31/08
9.282133	332.877	12/31/07

Janus Aspen Worldwide Portfolio-Service Shares (Inception Date 8/1/2002)
		12/31/09
8.186684	84.326	12/31/08
15.083186	1,654.943	12/31/07
14.024364	1,640.969	12/31/06
12.090342	1,987.708	12/31/05
11.644337	7,101.524	12/31/04
11.326374	1,629.026	12/31/03
9.308784	1,604.064	12/31/02

Oppenheimer Balanced Fund/VA-Service Shares (Inception Date 8/1/2002)
		12/31/09
8.446412	16,945.631	12/31/08
15.232515	25,972.261	12/31/07
14.967701	32,047.486	12/31/06
13.727655	32,692.009	12/31/05
13.462894	16,454.602	12/31/04
12.467123	6,784.438	12/31/03
10.163648	2,407.651	12/31/02

Van Kampen’s UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 8/1/2002)
		12/31/09
10.407134	46,812.038	12/31/08
11.784831	5,024.787	12/31/07
11.363946	8,742.025	12/31/06
11.138526	10,694.220	12/31/05
10.866970	5,301.822	12/31/04
10.586379	2,735.916	12/31/03
10.284099	4.499	12/31/02
The above table gives year-end Accumulation Unit information for each Closed for the year ended December 31, 2000 (or the effective date of the Closed Subaccount, if later) to December 31, 2009. The beginning Accumulation Unit Value for each other Subaccount was 10.000000 as of its inception date.

7

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT C
THE COMMODORE HELMSMAN®
AND THE COMMODORE MAJESTY®
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES
Supplemental Prospectus dated May 1, 2010
Annuity Investors Life Insurance Company® (the “Company,” “we,” “our” and “us”) is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus (“Contract Prospectus”) dated May 1, 2010, for either The Commodore Helmsman® or The Commodore Majesty® Variable Annuity (the “Contract”). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.
THIS SUPPLEMENTAL PROSPECTUS PROVIDES INFORMATION YOU SHOULD KNOW REGARDING THE FOLLOWING FIXED ACCOUNT OPTION: THREE-YEAR GUARANTEED INTEREST RATE OPTION. AS OF MAY 1, 2009, FOR CONTRACTS WITH A GUARANTEED INTEREST RATE OF THREE PERCENT, YOU WILL NOT BE ABLE TO ALLOCATE PURCHASE PAYMENTS OR TRANSFER AMOUNTS TO THE THREE-YEAR GUARANTEED INTEREST RATE OPTION. FOR CONTRACTS WITH A GUARANTEED INTEREST RATE OF LESS THAN THREE PERCENT, YOU WILL BE ABLE TO ALLOCATE PURCHASE PAYMENTS OR TRANSFER AMOUNTS TO THE THREE-YEAR GUARANTEED INTEREST RATE OPTION. UNLESS THE CONTEXT REQUIRES OTHERWISE, ALL PROVISIONS OF THE CONTRACT PROSPECTUS ARE APPLICABLE TO THE THREE-YEAR GUARANTEED INTEREST RATE OPTION DESCRIBED IN THIS SUPPLEMENTAL PROSPECTUS.
The Statement of Additional Information (“SAI”) dated May 1, 2010, contains more information about the Separate Account and the Contracts. We filed the SAI with the Securities and Exchange Commission and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call us at 1-800-789-6771. You may also access the SAI and the other documents filed with the Securities and Exchange Commission about the Company, the Separate Account and the Contracts at the Securities and Exchange Commission’s website: http:www.sec.gov. The registration number for The Commodore Helmsman® is 333-88300; and The Commodore Majesty® is 333-88302.
NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.
These securities may be sold by a bank or credit union, but are not financial institution products.
▪	The Contracts are not FDIC or NCUSIF insured

▪	The Contracts are obligations of the Company and not of the bank or credit union

▪	The bank or credit union does not guarantee the Company’s obligations under the Contracts

▪	The Contracts involve investment risk and may lose value

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT C
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES
SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2010 FOR
CONTRACTS ISSUED BEFORE JUNE 1, 2009
Commodore Helmsman® Contracts
Commodore Majesty® Contracts
GUARANTEED LIFETIME WITHDRAWAL BENEFIT RIDER
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER
SUPPLEMENTAL PROSPECTUS TO BE UPDATED BY 485(B) POST EFFECTIVE AMENDMENT
This supplemental prospectus provides information about the Guaranteed Lifetime Withdrawal Benefit Rider and the Guaranteed Minimum Withdrawal Benefit Rider (each, a “Rider” and together, the “Riders”). The Riders are available with the Commodore Helmsman® and Commodore Majesty® Contracts issued before June 1, 2009 (each, a “Contract” and together, the “Contracts”).

This Supplemental Prospectus applies to Contracts issued before June 1, 2009.
If your Contract effective date is before June 1, 2009, the Riders are included with your Contract and you should read this supplemental prospectus carefully and keep it for future reference. Your Contract effective date is set out on your Contract specifications page.
This Supplemental Prospectus does not apply to Contracts issued on or after June 1, 2009.
If your Contract effective date is on or after June 1, 2009, the Riders are not included with your Contract and this supplemental prospectus does not apply to your Contract. Your Contract effective date is set out on your Contract specifications page.
The Riders may not be available in all states. For additional information about the availability of the Riders, contact us at our Administrative Office, P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771.
This supplemental prospectus supplements and should be read with the prospectus dated May 1, 2010, for your Contract. Unless otherwise indicated, terms used in this supplemental prospectus have the same meaning as in your Contract prospectus.
The Statement of Additional Information (“SAI”) dated May 1, 2010, contains more information about the Separate Account and the Contracts. We filed the SAI with the Securities and Exchange Commission and it is legally part of the Contract prospectuses and this supplemental prospectus. The table of contents for the SAI is located on the last page of each Contract prospectus. For a free copy of the SAI, complete and return the form on the last page of the Contract prospectus, or call us at 1-800-789-6771. You may also access the SAI and the other documents filed with the Securities and Exchange Commission about the Company, the Separate Account and the Contracts at the Securities and Exchange Commission’s website: http:\\www.sec.gov. The registration number for each Contract is set out below.

•	Commodore Helmsman® Contract	333-88300

•	Commodore Majesty® Contract	333-88302
NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUSES OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1

No one is authorized to give any information or make any representation about the Riders other than those contained in this supplemental prospectus or our approved sales literature. You should rely only on Rider information contained in the applicable Rider, this supplemental prospectus, or our approved sales literature. The description of the Riders in this supplemental prospectus is subject to the specific terms of the Riders as they contain specific contractual provisions and conditions. If the terms of the Riders issued with your Contract differ from those in this supplemental prospectus, you should rely on the terms of the Riders issued with your Contract.

•	The Contracts may be sold by a bank or credit union, but they are not a deposit or obligation of the bank or credit union or guaranteed by the bank or credit union.

•	The Contracts are not FDIC or NCUSIF insured.

•	The Contracts involve investment risk and may lose value.

2

SUPPLEMENT TO EXPENSE TABLES
The following information supplements the Separate Account Annual Expenses table in your Contract prospectus.

	Current	Maximum
Guaranteed Lifetime Withdrawal Benefit Rider Charge	0.55%	1.20%
Guaranteed Lifetime Withdrawal Benefit Rider with Spousal Continuation Charge	0.70%	1.20%
Guaranteed Minimum Withdrawal Benefit Rider Charge	0.40%	1.00%
Rider charges are assessed only if you activate the Rider. Rider charges are assessed against the Benefit Base Amount determined under the Rider. The Benefit Base Amount starts with the Account Value of the Contract on the date that the Rider is activated. However, after activation, the Benefit Base Amount will not reflect income, gains, or losses in your Account Value unless you elect to reset the Benefit Base Amount. After a Rider is activated, withdrawals from the Contract other than to pay Rider charges or Rider Benefits will reduce the Benefit Base Amount by the same percentage as the percentage reduction in the Account Value. See the Guaranteed Living Withdrawal Benefit and Guaranteed Minimum Withdrawal Benefit sections of this prospectus.
Only one of these optional Riders may be activated and in effect at any point in time.
•	If you choose to activate the Guaranteed Lifetime Withdrawal Benefit Rider, it will provide a lifetime withdrawal benefit, up to a certain amount each benefit year.

•	If you choose to activate the Guaranteed Minimum Withdrawal Benefit Rider, it will provide a minimum withdrawal benefit, up to a certain amount each benefit year.
You cannot activate either of these Riders if in the future we are no longer issuing that Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.
If you activate one of these Riders, your investment options will be limited to certain designated Subaccounts.
Guaranteed withdrawal benefit rider charges are assessed only if you activate one of these optional Riders. Rider charges are calculated as a percentage of the Benefit Base Amount determined under the Rider.
The Benefit Base Amount starts with the Account Value of your Contract on the date that the Rider is activated. However, after activation, the Benefit Base Amount will not reflect income, gains, or losses in your Account Value unless you elect to reset the Benefit Base Amount.
After a Rider is activated, “excess withdrawals” from your Contract will reduce the Benefit Base Amount by the same percentage as the percentage reduction in the Account Value. “Excess withdrawals” can adversely affect the benefit provided by these Riders.
*The current charges set out in the table are the Rider charges as of May 1, 2010. We may change the charge for your Rider at any time or times that:
•	you activate the Rider if you activate it on a date other than the Rider Issue Date;

•	you elect to reset the Benefit Base Amount; or

•	you take an Excess Withdrawal.

3

SUPPLEMENT TO EXAMPLES FOR COMMODORE HELMSMAN® CONTRACTS
TO BE UPDATED BY 485(B) POST EFFECTIVE AMENDMENT
The following information supplements the Examples section in the Commodore Helmsman® Contract prospectus.
Example for Contract with Optional Benefit Rider and Maximum Fund Operating Expenses
Assumptions
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation when you purchase your Contract and the maximum rider charge of 1.20% is incurred.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.40% are incurred.

•	The maximum Portfolio expenses before reimbursement ( %) or after reimbursement ( %) are incurred.

•	Table #1 assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred.

•	Table #2 assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period.
(1)	If you surrender your Contract at the end of the period:

	1 year	3 years	5 years	10 years
Before reimbursement
After reimbursement
(2)	If you annuitize your Contract at the end of the period or keep your Contract for the entire period:

	1 year	3 years	5 years	10 years
Before reimbursement
After reimbursement
SUPPLEMENT TO EXAMPLES FOR COMMODORE MAJESTY® CONTRACTS
TO BE UPDATED BY 485(B) POST EFFECTIVE AMENDMENT
The following information supplements the Examples section in the Commodore Majesty® Contract prospectus.
Example for Contract with Optional Benefit Rider and Maximum Fund Operating Expenses
Assumptions
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation when you purchase your Contract and the maximum rider charge of 1.20% is incurred.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.65% are incurred.

•	The maximum Portfolio expenses before reimbursement (___%) or after reimbursement (___%) are incurred.

•	Table #1 assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred.

•	Table #2 assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period.
(1)	If you surrender your Contract at the end of the period:

	1 year	3 years	5 years	10 years
Before reimbursement
After reimbursement
(2)	If you annuitize your Contract at the end of the period or keep your Contract for the entire period:

	1 year	3 years	5 years	10 years
Before reimbursement
After reimbursement

4

GUARANTEED LIFETIME WITHDRAWAL BENEFIT
Introduction
We offer a Guaranteed Lifetime Withdrawal Benefit through a rider (the “Rider”) to this Contract. If you choose to activate the Rider, it will provide a lifetime withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero. The Insured must be at least 55 years old on the Benefit Start Date to receive a Benefit under the Rider.

✓	Benefit	A guaranteed withdrawal benefit that is available under the Benefits section of the Rider.

✓	Benefit Base Amount	The amount on which Rider charges and Benefit payments are based.

✓	Benefit Start Date	The first day that a Benefit under the Rider is to be paid.

✓	Benefit Year	A 12 month period beginning on the Benefit Start Date or on an anniversary of the Benefit Start Date.

✓	Excess Withdrawal	(1) A withdrawal from the Contract after the Rider Effective Date and before the Benefit Start Date or (2) a withdrawal from the Contract on or after the Benefit Start Date to the extent that the withdrawal exceeds the Benefit amount that is available on the date of payment. A withdrawal to pay Rider charges is never considered an Excess Withdrawal.

✓	Designated Subaccount	Each Subaccount that we designate from time to time to hold Contract values on which Benefits may be based.

✓	Insured	The person whose lifetime is used to measure the Benefits under the Rider. The Insured is set out on the Rider specifications page. The Insured cannot be changed after the issue date of the Rider as shown on the Rider specifications page.

✓	Rider Anniversary	The date in each year that is the annual anniversary of the Rider Effective Date.

✓	Rider Effective Date	The Contract Effective Date or Contract Anniversary on which the Rider is activated.

✓	Rider Year	Each 12 month period that begins on the Rider Effective Date or a Rider Anniversary.

✓	Written Request	Information provided to us or a request made to use that is (1) complete and satisfactory to us and (2) on our form or in a manner satisfactory to us and (3) received by us at our Administrative Office.

5

Activation of the Rider
You may elect to activate the Rider on the Contract effective date or on any Contract Anniversary. To activate the Rider, you must make a written request before the date on which the Rider is to take effect. The Ride is not effective until you activate it. If you activate the Rider on a date other than the Rider Issue Date, we may change the charge for your Rider.
At the time of activation, you may elect to activate the Spousal Benefit.
Once the Rider is activated, you may not participate in the dollar cost averaging program otherwise available under the Contract.
You cannot activate the Rider
•	if the Contract is a tax-qualified contract and, on the Rider Effective Date, you will be 81 years old or older (or the Annuitant will be 81 years old or older if the Contract is owned by a plan sponsor or trustee);

•	if the Contract is a non-tax-qualified contract and, on the Rider Effective Date, you or the joint owner, if any, will be 86 years old or older (or the Annuitant will be 86 years old or older if you or a joint owner is not a human being);

•	if the Guaranteed Minimum Withdrawal Benefit Rider is in effect;

•	an event has occurred that would terminate the Rider; or

•	if in the future we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.
We are no longer issuing the Rider but, if we issued the Rider with your Contract, you may activate it subject to the restrictions set out above. We will notify you if we prohibit further activations. You may decline the Rider at any time by Written Request.
➢	The Rider may not be available in all states and may not be available with Contracts issued before September 7, 2007. If your Contract was issued in connection with an employer plan, the availability of the Rider may be restricted. For additional information about the availability of the Rider, contact us at our Administrative Office, P.O. Box 5423, Cincinnati OH 45201-5423, 1-800-789-6771.
Some Factors to Consider Before You Activate the Rider
If you activate the Rider, certain restrictions on investment options and withdrawals apply. These restrictions are designed to minimize the possibility that your Account Value will be reduced to zero before your death and, as a result, the possibility that we will be required to make Benefit payments under the Rider from our general account. Unless your Account Value is reduced to zero, Benefit payments are made from your Account Value. If your Account Value is reduced to zero, then Benefits payments are made from our general account. Any Benefit payments under the Rider that we make from our general account are subject to our financial strength and claims-paying ability.
To maximize your potential to receive Benefit payments under the Rider, you should not take any Excess Withdrawals. Due to the long-term nature of an annuity contract, there is a possibility that you may need to take withdrawals, in excess of the Benefit payments under the Rider, to meet your living expenses. Excess Withdrawals will reduce, and could eliminate, Benefit payments under the Rider and may increase the Rider charges.
If you receive Benefit payments under the Rider, there is a possibility that the total Benefit payments under the Rider will be less than the Rider charges that you paid. We will not refund the Rider charges that you pay even if you choose never to take any Benefit payments under the Rider, you never receive any Benefit payments under the Rider, or all Benefit payments under the Rider are made from your Account Value.
Certain qualified contracts may have restrictions that limit the benefit of the Rider.
Before activating the Rider, you should carefully consider the charges, limitations, restrictions and risks associated with the Rider as well as your personal circumstances. It may not be appropriate for you to activate the Rider if:
•	you plan on taking Excess Withdrawals from your Contract;

•	you do not plan to take Benefit payments under the Rider for a significant period of time; or

•	you are interested in maximizing the annuity benefit, the death benefit, or the tax-deferral nature of your Contract.
Consult your tax advisor and registered representative or other financial professional before you activate the Rider.

6

Rider Charge
In exchange for the ability to receive Benefits for life, we will assess an annual charge not to exceed 1.20% of the current Benefit Base Amount. The Rider charge offsets expenses that we incur in administering the Rider and compensates us for assuming the mortality and expense risks under the Rider. Currently, the charge is 0.55% of the current Benefit Base Amount. After the Rider is activated, the charge for your Rider will not change except under the circumstances described in “Reset Opportunities” below.
We will assess the Rider charge on each Rider Anniversary. We will also assess a prorated charge upon surrender of the Contract or termination of the Rider. We will take the Rider charge by withdrawing amounts proportionally from each Designated Subaccount (as discussed below) to which you have allocated your Account Value at the time the charge is taken.
Designated Subaccounts
Before the Rider Effective Date, you must transfer your Account Value to one or more Designated Subaccount(s) that you select. The required transfers must be made by Written Request. If you do not make the required transfers, we will reject your request to activate the Rider.
➢	Please review the explanation of a Written Request in the Definitions section of this prospectus.
The Designated Subaccounts are listed below.
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II
Ibbotson Growth ETF Asset Allocation Portfolio-Class II
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II
We reserve the right to change the Designated Subaccounts. If you have activated the Rider and it is in effect, any such change will not require a transfer of existing funds; however, such a change would prevent future allocations and transfers to a Subaccount that is no longer a designated Subaccount. We will send you a written notice of any change in the Designated Subaccounts.
➢	Additional information about the Designated Subaccounts is located in The Portfolios section and Appendix B of this prospectus.
The Designated Subaccounts are generally designed to provide consistent returns by minimizing risk. In minimizing risk, the Designated Subaccounts may also limit the potential for investment return. Consult your registered representative or other financial professional to assist you in determining whether the Designated Subaccounts provide investment options that are suited to your financial needs and risk tolerance.
Following the Rider Effective Date, you may reallocate your Account Value among the Designated Subaccounts in accordance with the Transfer provisions of the Contract.

7

Impact of the Rider on the Contract
Following the Rider Effective Date, we may decline to accept Purchase Payments to the Contract in excess of $50,000 per Contract Year. Before or after the Rider Effective Date, we may decline to accept any additional Purchase Payments to the Contract if we are no longer issuing annuity contracts with the Rider unless you decline or terminate the Rider. In this case, we will notify you that you must decline or terminate the Rider before we will accept any additional Purchase Payments to the Contract. If the Contract allows loans, all rights under the Rider will terminate if you fail to pay off all loans by the Benefit Start Date, and no new loans may be taken after the Benefit Start Date.
Impact on Transfers. If you activate the Rider, transfers will be limited to certain designated Subaccounts. The timing restrictions on transfers to and from the Fixed Accumulation Account do not apply to transfer made in connection with activating the Rider.
Impact on Withdrawals. Benefit payments under the Rider are exempt from the withdrawal limits. You can request a Benefit payment in an amount of $500 or less. A Benefit payment can be made that would reduce the Surrender Value of your Contract to less than $500. We will not terminate your Contract if Benefit payments under the Rider reduce the Surrender Value below $500. If you activate the Rider, then withdrawals may adversely affect the benefits under the Rider.
Annuity Benefit. If you activate the Rider, applicable Rider charges will reduce the Annuity Benefit amount.
Death Benefit. If you activate the Rider, applicable Rider charges will reduce the Death Benefit amount.
Benefit Base Amount Before the Benefit Start Date
The amount of the Benefit payments that will be available to you under the Rider depends on the Benefit Base Amount.
On or before the Benefit Start Date, the Benefit Base Amount will equal the greater of your Rollup Base Amount or your Reset Base Amount, if any.
Rollup Base Amount
Your Rollup Base Amount starts with your Account Value as of the Rider Effective Date. To this we add the amount of any Purchase Payments made since the Rider Effective Date. At the end of each of the first five Rider Years, as long as you have not taken an Excess Withdrawal, we also add a simple interest credit. Each interest credit is calculated as 5% of the Account Value on the Rider Effective Date, plus Purchase Payments received since the Rider Effective Date, and minus the Fixed Account value, if any, at the end of the Rider Year. There is no compounding. The interest credit for a Purchase Payment received during the Rider Year will be prorated. No further interest credit will be made after there has been a withdrawal from the Contract after the Rider Effective Date other than to pay Rider charges. If an Excess Withdrawal is taken, the Rollup Base Amount will be reduced by the same percentage as the percentage reduction in your Account Value.
Reset Base Amount
The Reset Base Amount starts with the Account Value of the Contract on the most recent Rider Anniversary for which you elect to reset, as described under “Reset Opportunities” below. If an Excess Withdrawal is taken, the Reset Base Amount is reduced by the same percentage as the percentage reduction in your Account Value.
Examples of Benefit Base Amount Calculation
These examples are intended to help you understand how the Base Benefit Amount is calculated. They assume that:
•	you make the Purchase Payments shown,

•	gains, losses, and charges cause your Account Value to vary as shown,

•	you take no withdrawals except as shown, and

•	you elect to reset on each Rider Anniversary on which your Account Value has increased over the prior year.
The Benefit Base Amount is used to calculate Benefit payments under the Rider. It is not a cash value, surrender value, or death benefit. It is not available for annuitization or withdrawal. It is not a minimum or guaranteed value for any Subaccount or any Contract value. To calculate the Benefit Base Amount in the example, compare the Reset Base Amount (column 4) and the Rollup Base Amount (column 6) on each Rider Anniversary. The Benefit Base Amount is the greater of these two amounts.

8

An outstanding loan balance affects the amount of certain Rider benefits.
Example 1

	Assume:		Then:
	Purchase		Reset	Rollup	Rollup	Benefit
Rider	Payment or	Account	Base	Interest	Base	Base
Anniversary	Withdrawal	Value	Amount	Credits	Amount	Amount
0	$100,000	$100,000			$100,000	$100,000
1		106,000	$106,000	$5,000	105,000	106,000
2	50,000	159,000	159,000	5,000	160,000	160,000
3		168,000	168,000	7,500	167,500	168,000
4		180,000	180,000	7,500	175,000	180,000
5		175,000	180,000	7,500	182,500	182,500
6		181,000	181,000		182,500	182,500
7		186,000	186,000		182,500	186,000
8		184,000	186,000		182,500	186,000
9		190,000	190,000		182,500	190,000
Example 2

	Assume:		Then:
	Purchase		Reset	Rollup	Rollup	Benefit
Rider	Payment or	Account	Base	Interest	Base	Base
Anniversary	Withdrawal	Value	Amount	Credits	Amount	Amount
0	$100,000	$100,000			$100,000	$100,000
1		106,000	$106,000	$5,000	105,000	106,000
2		109,000	108,000	5,000	110,000	110,000
3	-23,000	92,000	86,400		88,000	88,000
4		98,400	98,400		88,000	98,400
5		95,733	98,400		88,000	98,400
6		97,333	98,400		88,000	98,400
7		100,000	100,000		88,000	100,000
8		98,933	100,000		88,000	100,000
9		100,533	100,533		88,000	100,533
The Account Values assumed in these examples are for illustration purposes only, and are not intended to predict the performance of any particular Subaccounts or Fixed Account options.
When a reset is elected, the Reset Base Amount prevents the Benefit Base Amount from falling when the Account Value falls due to investment losses. In these examples, on the 8th Rider Anniversary, the Reset Base Amount prevents a drop in the Benefit Base Amount even though the Account Value has fallen. It also prevents a drop in the Benefit Base Amount on the 5th Rider Anniversary but, in the first example, the Rollup Base Amount gave an even better result.
The Rollup Base Amount ensures that the Benefit Base Amount will grow by a minimum factor over the first five years. In the first example, on the 2nd, 5th, and 6th Rider Anniversaries, the Rollup Base Amount has grown by more than the cumulative growth in the Account Value and results in a Benefit Base Amount that is greater than the Account Value. In the second example, the Rollup Base Amount was beneficial on the 2nd Rider Anniversary, but Rollup Amounts stopped because of the withdrawal on the 3rd Rider Anniversary.
See the paragraphs labeled Rollup Base Amount and Reset Base Amount for a description of the manner in which we determine these amounts.

9

Lifetime Withdrawals
Anytime after the Rider Effective Date, you may begin taking the lifetime withdrawal Benefit if the Insured is at least 55 years old.
On the Benefit Start Date, the Benefit Base Amount is set and will not change unless you take an Excess Withdrawal. Unless a Spousal Benefit is in effect, the Benefit Percentage is determined based on the age of the Insured (who is typically you) on the Benefit Start Date as set out below.

Age of Insured on Benefit Start Date	Benefit Percentage

At least age 55 but under age 60	4.0%
Age 60 or older	5.0%
On the Benefit Start Date and each anniversary of the Benefit Start Date, the Benefit Base Amount will be multiplied by the Benefit Percentage to determine the Benefit amount for the following Benefit Year. Generally, the Benefit amount is the maximum amount that can be withdrawn from the Contract before the next anniversary of the Benefit Start Date without reducing the Benefit Base Amount. The ability to take a withdrawal Benefit will continue until the earlier of your death, annuitization, or any other event that terminates the Rider.
All withdrawals from your Contract, including Benefit payments under the Rider, may result in the receipt of taxable income under federal and state law, and, if made prior to age 59 1/2, may be subject to a 10% federal penalty tax.
At a minimum, the Benefit amount at any point during a Benefit Year will never be less than the Internal Revenue Code “required minimum distribution” for the calendar year that ends with or within the Benefit Year. For this purpose, we will compute the required minimum distribution based on the values of the Contract without considering any other annuity or tax-qualified account. The required minimum distribution will be reduced by all prior withdrawals or Benefit payments from the Contract made in the applicable calendar year. In calculating the required minimum distribution for this purpose, we may choose to disregard changes in the federal tax law that are made after the issue date of the Rider shown on the Rider specifications page if such changes would increase the required minimum distribution. We will notify you if we make this choice. If we choose to disregard changes in federal tax law that would increase the required minimum distribution, then you will need to satisfy this increase either from another annuity or tax-qualified account or by taking an Excess Withdrawal from the Contract.
Although lifetime withdrawals up to the Benefit amount do not reduce the Benefit Base Amount, they do reduce Contract values, the Death Benefit, and the amount available for annuitization. We will make lifetime withdrawals proportionally from the Designated Subaccounts as of the date the Benefit payment is made.
Purchase Payments that we receive after the Benefit Start Date will not increase the Benefit Base Amount. Excess Withdrawals taken after the Benefit Start Date will cause an adjustment in the Benefit Base Amount. The Benefit Base Amount is reduced by the same percentage as the percentage reduction in your Account Value due to the Excess Withdrawal. An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.

10

Example of Impact of Excess Withdrawal on Benefits
This example is intended to help you understand how an Excess Withdrawal impacts the lifetime withdrawal Benefit.
Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a lifetime withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit Year. Now assume that you have not previously taken an Excess Withdrawal, and you have not taken your Benefit for the current Benefit Year. Then, when your Account Value is $115,000, you withdraw $20,000 from the Contract, leaving you with an Account Value of $95,000.
Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit Year	$20,000
Benefit amount for the Benefit Year	– 6,250

Excess Withdrawal	$13,750
Step Two: Calculate the Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit Year	– 6,250

Account Value before Excess Withdrawal	$108,750
Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 –	$95,000	Account Value immediately after the $20,000 withdrawal		Percentage

	$108,750	Account Value immediately before the Excess Withdrawal	= 12.6437%	Reduction

$125,000	Base Benefit Amount	x 12.6437%	Percentage Reduction	= $15,805	Proportional
Reduction
Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	– 15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195
Step Five: Determine the new lifetime withdrawal Benefit.

Base Benefit Amount after reduction	$109,195
Benefit Percentage	x 5%

New lifetime withdrawal Benefit amount	$5,460
Impact of Rider Benefit Payments and Charges
Withdrawals made from the Contract to pay Benefits or to pay charges for the Rider will be subject to all of the terms and conditions of the Contract, except as explained below:
•	the amount need not meet the minimum amount for a withdrawal that is otherwise required;

•	the amount withdrawn may reduce your Account Value below the minimum amount that is otherwise required;

•	we will not terminate the Contract if the amount withdrawn reduces your Account Value below the minimum amount that is otherwise required; and

•	the amount withdrawn may completely exhaust your Account Value.
Also note that, after you activate the Rider, withdrawals under a systematic withdrawal program may be Excess Withdrawals. You should consider the advisability of maintaining a systematic withdrawal program after you activate the Rider.

11

Reset Opportunities
On each Rider Anniversary before the Benefit Start Date and on the Benefit Start Date, you will have the opportunity to reset the Reset Base Amount equal to your Account Value as of that Rider Anniversary or the Benefit Start Date, whichever is applicable. If you elect to reset the Reset Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for the next Rider Year. To make a reset election, you must send us a Written Request and we must receive the Written Request before the Benefit Start Date and no later than 30 days after the “reset date” itself.
Generally it would be to your advantage to elect a reset on (1) any Rider Anniversary when your Account Value is higher than the Benefit Base Amount on that Rider Anniversary, and (2) on the Benefit Start Date if your Account Value on the Benefit Start Date is higher than the Benefit Base Amount on that date. However, if you elect a reset, we may increase the Rider charges to the level that applies to new Contracts at that time.
At any time before the Benefit Start Date, you may choose to automatically reset the Reset Base Amount equal to your Account Value, if higher, on each Rider Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Rider Anniversary. If an automatic reset triggers an increase in the Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.
If you do not elect a reset by Written Request on an applicable Contract Anniversary or request automatic resets, we will not reset the Benefit Base Amount even if your Account Value is higher than the Benefit Base Amount on the Contract Anniversary.

12

Spousal Benefit

✓	Spousal Benefit	A Benefit available after the death of the Insured for the remaining life of the Spouse.

✓	Spouse	The person who is the spouse of the Insured as of the Rider Effective Date.
A spouse will cease to be considered the Spouse if the marriage of the Insured and Spouse is terminated by divorce, dissolution, annulment, or for other cause apart from the death of the Insured.
A new spouse cannot be substituted after the Rider Effective Date.
For an additional annual charge, you can elect, at the time that you activate the Rider, to add a Spousal Benefit if the Insured is married on that date.
The Spousal Benefit allows a surviving Spouse to continue to receive, for the duration of his/her lifetime, a withdrawal Benefit provided the following 4 conditions are satisfied:
•	you added the Spousal Benefit at the time that you activated the Rider;

•	the Spouse as of the Rider Effective Date remains the Spouse of the Insured through the death of the Insured;

•	no Death Benefit becomes payable under the Contract; and

•	the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract.
The Spouse’s right to a withdrawal Benefit will continue until his/her death or the termination of the Rider, whichever is first.
If the Spousal Benefit is in effect, the Benefit Percentage is determined based on the age of the Insured or the age of the Spouse, whichever is less, on the Benefit Start Date as set out below.

Age of Younger of Insured or Spouse on
Benefit Start Date	Benefit Percentage
At least age 55 but under age 60	4.0%

Age 60 or older	5.0%

Currently, the additional annual charge for the Spousal Benefit is 0.15% of the Benefit Base Amount. After the Rider including the Spousal Benefit is activated, the annual Rider charge rate will never exceed 1.20% of the Benefit Base Amount.
If during the life of the Insured the marriage terminates due to divorce, dissolution or annulment, or death of the Spouse, the Spousal Benefit will end. We will stop the associated Rider charge when we receive evidence of the termination of the marriage that is satisfactory to us. Once the Spousal Benefit has ended, it may not be re-elected or added to cover a subsequent spouse.

13

Impact on Outstanding Loans
As a general rule, you must transfer your Account Value to one or more Designated Subaccounts before the Rider Effective Date. We will make an exception with respect to collateral for Contract loans outstanding before the Benefit Start Date. The following table describes the special transfer rules applicable to collateral for Contract loans.

Time/Period	Transfer Rule

At the time of activation	You are not required to transfer the portion of your Fixed Account value that is then needed as collateral for a Contract loan.

From time to time after activation and before the Benefit Start Date	We may require you to transfer the portion of your Fixed Account value that is no longer needed as collateral for a Contract loan.
You must make this transfer within 30 days of our written notice to you of this requirement, or all rights under the Rider will terminate.

On or before the Benefit Start Date	You must pay off the Contract loan and transfer the portion of your Fixed Account value that is no longer needed as collateral. If you do not pay off the Contract loan and make the required transfer, all rights under the Rider will terminate.
After you activate the Rider, a loan payment will be allocated proportionally to the Designated Subaccounts to which you have allocated your Account Value as of the date the loan payment is made.
Termination of the Rider
All rights under the Rider will terminate at the time indicated if any of the following events occurs:
•	upon your Written Request to decline or terminate the Rider;

•	at any time that the Insured transfers or assigns an ownership interest in the Contract;

•	if you or a joint owner of the Contract is not a human being, at any time that the Insured is no longer named as an Annuitant under the Contract;

•	upon a failure to transfer funds to a Designated Subaccount before the Rider Effective Date;

•	upon a transfer of funds within the Contract after the Rider Effective Date to an investment option that is not a Designated Subaccount, except to the limited extent required for collateral for a loan;

•	upon an Excess Withdrawal from the Contract that reduces the Benefit Base Amount below $1,250;

•	upon the surrender or annuitization of the Contract;

•	upon a death that would give rise to a Death Benefit under the Contract, unless the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract;

•	upon the death of the Insured before the Benefit Start Date; or

•	upon the complete payment of all Benefits under the Rider.
Declining the Rider
You may decline the Rider at any time by Written Request.
Additional Information about Written Requests
Written Requests must be received by us at our Administrative Office. The address of our Administrative Office is P.O. Box 5423, Cincinnati, Ohio 45201-5423. A Written Request may, at our discretion, be made by telephone or electronic means.
We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.

14

GUARANTEED MINIMUM WITHDRAWAL BENEFIT
Introduction
We offer a Guaranteed Minimum Withdrawal Benefit through a rider (the “Rider”) to this Contract. If you choose to activate the Rider, it will provide a minimum withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero.

✓	Benefit	A guaranteed withdrawal benefit that is available under the Benefits section of the Rider.

✓	Benefit Base Amount	The amount on which Rider charges and Benefit payments are based.

✓	Benefit Start Date	The first day that a Benefit under the Rider is to be paid.

✓	Benefit Year	A 12 month period beginning on the Benefit Start Date or on an anniversary of the Benefit Start Date.

✓	Excess Withdrawal	(1) A withdrawal from the Contract after the Rider Effective Date and before the Benefit Start Date, or (2) a withdrawal from the Contract on or after the Benefit Start Date to the extent that the withdrawal exceeds the Benefit amount that is available on the date of payment. A withdrawal to pay Rider charges is never considered an Excess Withdrawal.

✓	Designated Subaccount	Each Subaccount that we designate from time to time to hold Contract values on which Benefits may be based.

✓	Rider Anniversary	The date in each year that is the annual anniversary of the Rider Effective Date.

✓	Rider Effective Date	The Contract Effective Date or Contract Anniversary on which the Rider is activated.

✓	Rider Year	Each 12 month period that begins on the Rider Effective Date or a Rider Anniversary.

✓	Written Request	Information provided to us or a request made to use that is (1) complete and satisfactory to us and (2) on our form or in a manner satisfactory to us and (3) received by us at our Administrative Office
Activation of the Rider
You may elect to activate the Rider on the Contract effective date or on any Contract Anniversary. To activate the Rider, you must make a written request before the date on which the Rider is to take effect. The Ride is not effective until you activate it. If you activate the Rider on a date other than the Rider Issue Date, we may change the charge for your Rider.
At the time of activation, you may elect to activate the Spousal Benefit.
Once the Rider is activated, you may not participate in the dollar cost averaging program otherwise available under the Contract.
You cannot activate the Rider
•	if the Contract is a tax-qualified contract and, on the Rider Effective Date, you will be 81 years old or older (or the Annuitant will be 81 years old or older if the Contract is owned by a plan sponsor or trustee);

•	if the Contract is a non-tax-qualified contract and, on the Rider Effective Date, you or the joint owner, if any, will be 86 years old or older (or the Annuitant will be 86 years old or older if you or a joint owner is not a human being);

•	if the Guaranteed Minimum Withdrawal Benefit Rider is in effect;

•	an event has occurred that would terminate the Rider; or

•	if in the future we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.

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We are no longer issuing the Rider but, if we issued the Rider with your Contract, you may activate it subject to the restrictions set out above. We will notify you if we prohibit further activations. You may decline the Rider at any time by Written Request.
➢	The Rider may not be available in all states and may not be available with Contracts issued before September 7, 2007. If your Contract was issued in connection with an employer plan, the availability of the Rider may be restricted. For additional information about the availability of the Rider, contact us at our Administrative Office, P.O. Box 5423, Cincinnati OH 45201-5423, 1-800-789-6771.
Some Factors to Consider Before You Activate the Rider
If you activate the Rider, certain restrictions on investment options and withdrawals apply. These restrictions are designed to minimize the possibility that your Account Value will be reduced to zero before your death and, as a result, the possibility that we will be required to make Benefit payments under the Rider from our general account. Unless your Account Value is reduced to zero, Benefit payments are made from your Account Value. If your Account Value is reduced to zero, then Benefits payments are made from our general account. Any Benefit payments under the Rider that we make from our general account are subject to our financial strength and claims-paying ability.
To maximize your potential to receive Benefit payments under the Rider, you should not take any Excess Withdrawals. Due to the long-term nature of an annuity contract, there is a possibility that you may need to take withdrawals, in excess of the Benefit payments under the Rider, to meet your living expenses. Excess Withdrawals will reduce, and could eliminate, Benefit payments under the Rider and may increase the Rider charges.
If you receive Benefit payments under the Rider, there is a possibility that the total Benefit payments under the Rider will be less than the Rider charges that you paid. We will not refund the Rider charges that you pay even if you choose never to take any Benefit payments under the Rider, you never receive any Benefit payments under the Rider, or all Benefit payments under the Rider are made from your Account Value.
Certain qualified contracts may have restrictions that limit the benefit of the Rider.
Before activating the Rider, you should carefully consider the charges, limitations, restrictions and risks associated with the Rider as well as your personal circumstances. It may not be appropriate for you to activate the Rider if:
•	you plan on taking Excess Withdrawals from your Contract;

•	you do not plan to take Benefit payments under the Rider for a significant period of time; or

•	you are interested in maximizing the annuity benefit, the death benefit, or the tax-deferral nature of your Contract.
Consult your tax advisor and registered representative or other financial professional before you activate the Rider.
Rider Charge
In exchange for the ability to receive minimum withdrawal Benefits, we will assess an annual charge not to exceed 1% of the current Benefit Base Amount. The Rider charge offsets expenses that we incur in administering the Rider and compensates us for assuming the mortality and expense risks under the Rider. Currently, the charge is 0.40% of the current Benefit Base Amount. After the Rider is activated, the charge for your Rider will not change except under the circumstances described in “Reset Opportunities” below.
We will assess the Rider charge on each Rider Anniversary. We will also assess a prorated charge upon surrender of the Contract or termination of the Rider. We will take the Rider charge by withdrawing amounts proportionally from each Designated Subaccount (as discussed below) to which you have allocated your Account Value at the time the charge is taken.

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Designated Subaccounts
Before the Rider Effective Date, you must transfer your Account Value to one or more Designated Subaccount(s) that you select. The required transfers must be made by Written Request. If you do not make the required transfers, we will reject your request to activate the Rider.
➢	Please review the explanation of a Written Request in the Definitions section of this prospectus.
The Designated Subaccounts are listed below.
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II
Ibbotson Growth ETF Asset Allocation Portfolio-Class II
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II
We reserve the right to change the Designated Subaccounts. If you have activated the Rider and it is in effect, any such change will not require a transfer of existing funds; however, such a change would prevent future allocations and transfers to a Subaccount that is no longer a designated Subaccount. We will send you a written notice of any change in the Designated Subaccounts.
➢	Additional information about the Designated Subaccounts is located in The Portfolios section and Appendix B of this prospectus.
The Designated Subaccounts are generally designed to provide consistent returns by minimizing risk. In minimizing risk, the Designated Subaccounts may also limit the potential for investment return. Consult your registered representative or other financial professional to assist you in determining whether the Designated Subaccounts provide investment options that are suited to your financial needs and risk tolerance.
Following the Rider Effective Date, you may reallocate your Account Value among the Designated Subaccounts in accordance with the Transfer provisions of the Contract.
Impact of the Rider on the Contract
Following the Rider Effective Date, we may decline to accept Purchase Payments to the Contract in excess of $50,000 per Contract Year. Before or after the Rider Effective Date, we may decline to accept any additional Purchase Payments to the Contract if we are no longer issuing annuity contracts with the Rider unless you decline or terminate the Rider. In this case, we will notify you that you must decline or terminate the Rider before we will accept any additional Purchase Payments to the Contract. If the Contract allows loans, all rights under the Rider will terminate if you fail to pay off all loans by the Benefit Start Date, and no new loans may be taken after the Benefit Start Date.
Impact on Transfers. If you activate the Rider, transfers will be limited to certain designated Subaccounts. The timing restrictions on transfers to and from the Fixed Accumulation Account do not apply to transfer made in connection with activating the Rider.
Impact on Withdrawals. Benefit payments under the Rider are exempt from the withdrawal limits. You can request a Benefit payment in an amount of $500 or less. A Benefit payment can be made that would reduce the Surrender Value of your Contract to less than $500. We will not terminate your Contract if Benefit payments under the Rider reduce the Surrender Value below $500. If you activate the Rider, then withdrawals may adversely affect the benefits under the Rider.
Annuity Benefit. If you activate the Rider, applicable Rider charges will reduce the Annuity Benefit amount.
Death Benefit. If you activate the Rider, applicable Rider charges will reduce the Death Benefit amount.

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Benefit Base Amount
The amount of the Benefit payments that will be available to you under the Rider depends on the Benefit Base Amount. The Benefit Base Amount is used to calculate Benefit payments under the Rider. It is not a cash value, surrender value, or death benefit. It is not available for annuitization or withdrawal. It is not a minimum or guaranteed value for any Subaccount or any Contract value.
Unless you elect to reset, the Base Benefit Amount is equal to the Account Value on the Rider Effective Date, less adjustments for any Excess Withdrawals since the Rider Effective Date. On or after the most recent Rider Anniversary for which you elect to reset, as described under “Reset Opportunities” below, the Benefit Base Amount will be equal to your Account Value as of that Rider Anniversary, less adjustments for any Excess Withdrawals since that Rider Anniversary.
If you do not elect a reset by Written Request on an applicable Contract Anniversary or request automatic rests, we will not reset the Benefit Base Amount even if your Account Value is higher than the Benefit Base Amount on the Contract Anniversary.
No reset may be elected after the Benefit Start Date. The Benefit Base Amount is reduced by the same percentage as the percentage reduction in your Account Value due to the Excess Withdrawal.
An outstanding loan balance affects the amount of certain Rider benefits.
Minimum Withdrawals
Anytime after the Rider Effective Date, you may begin taking the minimum withdrawal Benefit.
The Benefit amount that may be withdrawn during each Benefit Year is equal to 5% of the current Benefit Base Amount.
Although withdrawals up to the Benefit amount do not reduce the Benefit Base Amount, they do reduce the total Benefits that remain to be paid under the Rider. They also reduce Contract values, the Death Benefit, and the amount available for annuitization. We will make withdrawals proportionally from the Designated Subaccounts as of the date the Benefit payment is made.
All withdrawals from your Contract, including Benefit payments under the Rider, may result in the receipt of taxable income under federal and state law, and, if made prior to age 59 1/2, may be subject to a 10% federal penalty tax.
At a minimum, the Benefit amount at any point during a Benefit Year will never be less than the Internal Revenue Code “required minimum distribution” for the calendar year that ends with or within the Benefit Year. For this purpose, we will compute the required minimum distribution based on the values of the Contract without considering any other annuity or tax-qualified account. The required minimum distribution will be reduced by all prior withdrawals or Benefit payments from the Contract made in the applicable calendar year. In calculating the required minimum distribution for this purpose, we may choose to disregard changes in the federal tax law that are made after the issue date of the Rider shown on the Rider specifications page if such changes would increase the required minimum distribution. We will notify you if we make this choice. If we choose to disregard changes in federal tax law that would increase the required minimum distribution, then you will need to satisfy this increase either from another annuity or tax-qualified account or by taking an Excess Withdrawal from the Contract.
Purchase Payments that we receive after the Benefit Start Date will not increase the Benefit Base Amount. An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.

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Duration of Benefits
Your right to take a withdrawal Benefit will continue until the total Benefit payments equal the current Benefit Base Amount. This is not a fixed period. The right to take a withdrawal Benefit will end before the total Benefit payments equal the current Benefit Base Amount if you annuitize the Contract, a death benefit becomes payable under the Contract, or any other event occurs that terminates the Rider.
Your right to take a withdrawal Benefit will last for 20 years if all of the following conditions are met: (1) each year you take a withdrawal Benefit exactly equal to 5% of the Benefit Base Amount, (2) you do not take a withdrawal Benefit of more than 5% of the Benefit Base Amount because of a required minimum distribution, (3) you take no Excess Withdrawals on or after the Benefit Start Date, and (4) the Rider does not terminate. If in any year you take a withdrawal Benefit of less than 5% of the Benefit Base Amount, your right to take a withdrawal Benefit may last for more than 20 years. If you take a withdrawal Benefit of more then 5% of the Benefit Base Amount because of a required minimum distribution, or if you take an Excess Withdrawal on or after the Benefit Start Date, your right to take a withdrawal Benefit may last for fewer than 20 years.

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Example of Impact of Excess Withdrawal on Benefits
This example is intended to help you understand how an Excess Withdrawal impacts the minimum withdrawal Benefit.
Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a minimum withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit Year.
Now assume that, in the first and second Benefit Years, you withdraw the $6,250 Benefit and, in the third Benefit year when your current Account Value is $115,000, you withdraw $20,000 from the Contract, leaving you with an Account Value of $95,000.
Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit Year	$20,000
Benefit amount for the Benefit Year	– 6,250

Excess Withdrawal	$13,750
Step Two: Calculate the Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit Year	– 6,250

Account Value before Excess Withdrawal	$108,750
Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 –	$95,000	Account Value immediately after the $20,000 withdrawal		Percentage

	$108,750	Account Value immediately before the Excess Withdrawal	= 12.6437%	Reduction

$125,000	Base Benefit	x 12.6437%	Percentage		Proportional
	Amount		Reduction	= $15,805	Reduction
Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	– 15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195
Step Five: Determine the new minimum withdrawal Benefit and Benefits remaining.

Base Benefit Amount after reduction	$109,195
Benefit Percentage	x 5%

New lifetime withdrawal Benefit amount	$5,460

Base Benefit Amount after reduction	$109,195
Less Benefits for first three Benefit Years	– 18,750

Benefits remaining	$90,445
An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.
Also note that, after you activate the Rider, withdrawals under a systematic withdrawal program may be Excess Withdrawals. You should consider the advisability of maintaining a systematic withdrawal program after you activate the Rider.

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Impact of Rider Benefit Payments and Charges
Withdrawals made from the Contract to pay Benefits or to pay charges for the Rider will be subject to all of the terms and conditions of the Contract, except as explained below:
•	the amount need not meet the minimum amount for a withdrawal that is otherwise required;

•	the amount withdrawn may reduce your Account Value below the minimum amount that is otherwise required;

•	we will not terminate the Contract if the amount withdrawn reduces your Account Value below the minimum amount that is otherwise required; and

•	the amount withdrawn may completely exhaust your Account Value.
Reset Opportunities
On each Rider Anniversary before the Benefit Start Date and on the Benefit Start Date, you will have the opportunity to reset the Benefit Base Amount equal to your Account Value as of that Rider Anniversary or the Benefit Start Date, whichever is applicable. If you elect to reset the Benefit Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for the next Rider Year. To make a reset election, you must send us a Written Request and we must receive the Written Request before the Benefit Start Date and no later than 30 days after the “reset date” itself.
Generally it would be to your advantage to elect a reset on (1) any Rider Anniversary when your Account Value is higher than the Benefit Base Amount on that Rider Anniversary, and (2) on the Benefit Start Date if your Account Value on the Benefit Start Date is higher than the Benefit Base Amount on that date. However, if you elect a reset, we may increase the Rider charges to the level that applies to new Contracts at that time.
At any time before the Benefit Start Date, you may choose to automatically reset the Benefit Base Amount equal to your Account Value, if higher, on each Rider Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Rider Anniversary. If an automatic reset triggers an increase in the Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.
Impact on Outstanding Loans
As a general rule, you must transfer your Account Value to one or more Designated Subaccounts before the Rider Effective Date. We will make an exception with respect to collateral for Contract loans outstanding before the Benefit Start Date. The following table describes the special transfer rules applicable to collateral for Contract loans.

Time/Period	Transfer Rule

At the time of activation	You are not required to transfer the portion of your Fixed Account value that is then needed as collateral for a Contract loan.

From time to time after activation and before the Benefit Start Date	We may require you to transfer the portion of your Fixed Account value that is no longer needed as collateral for a Contract loan.
You must make this transfer within 30 days of our written notice to you of this requirement, or all rights under this Rider will terminate.

On or before the Benefit Start Date	You must pay off the Contract loan and transfer the portion of your Fixed Account value that is no longer needed as collateral. If you do not pay off the Contract loan and make the required transfer, all rights under the Rider will terminate.
After you activate the Rider, a loan payment will be allocated proportionally to the Designated Subaccounts to which you have allocated your Account Value as of the date the loan payment is made,

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Termination of the Rider
All rights under the Rider will terminate at the time indicated if any of the following events occurs:
•	upon your Written Request to decline or terminate the Rider;

•	upon a failure to transfer funds to a Designated Subaccount before the Rider Effective Date;

•	upon a transfer of funds within the Contract after the Rider Effective Date to an investment option that is not a Designated Subaccount, except to the limited extent required for collateral for a loan;

•	upon an Excess Withdrawal from the Contract that reduces the Benefit Base Amount below $1,250;

•	upon the surrender or annuitization of the Contract;

•	upon a death that would give rise to a Death Benefit under the Contract, unless the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract;

•	upon the death of the Insured before the Benefit Start Date; or

•	upon the complete payment of all Benefits under the Rider.
Declining the Rider
You may decline the Rider at any time by Written Request.
Additional Information about Written Requests
Written Requests must be received by us at our Administrative Office. The address of our Administrative Office is P.O. Box 5423, Cincinnati, Ohio 45201-5423. A Written Request may, at our discretion, be made by telephone or electronic means.
We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT C
FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES
Helmsman Contracts
Majesty Contracts
STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2010
This Statement of Additional Information supplements the current prospectuses for the variable annuity contracts listed above (each, a “Contract” and collectively, the “Contracts”) offered by Annuity Investors Life Insurance Company® through Annuity Investors® Variable Account C (“Separate Account”). This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in the current prospectuses for the Contracts are incorporated in this Statement of Additional Information and have the same meaning as in the prospectuses.
A copy of a Contract prospectus dated May 1, 2010, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call us at 1-800-789-6771, or visit us at our website www.gafri.com to request a copy.
We filed a separate Registration Statement with the SEC under the Securities Act of 1933 for each Contract. This Statement of Additional Information was filed as a part of the each Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement for each Contract contains further information relating to the Company and the Contract. The Registration Statements and the exhibits thereto may be inspected and copied at the office of the SEC, located at 100 F Street, N.E., Washington, D.C., and may also be accessed at the SEC’s web site www.sec.gov. The registration number for each Contract is shown below.
•	Flex(b) Contracts File No. 333-148444

•	Helmsman Contracts File No. 333-088300
Statements in this Statement of Additional Information discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the applicable Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the applicable Registration Statement.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY
General Information and History
Annuity Investors Life Insurance® Company (the “Company,” “we,” “us,” or “our”) is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. We are principally engaged in the sale of fixed and variable annuity policies.
We are a wholly owned subsidiary of Great American Life Insurance Company®, which is a wholly owned subsidiary of Great American Financial Resources®, Inc. GAFRI is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).
State Regulations
We are subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, or to meet the requirements for inclusion as an investment option in certain retirement programs, the Contracts will be modified accordingly.
Separate Account and Subaccounts
We established the Separate Account on November 7, 2001, as an insurance company separate account under the laws of the State of Ohio. It is divided into Subaccounts that invest in corresponding Portfolios. Each Subaccount invests in shares of the corresponding Portfolio listed on the cover page of the applicable prospectus.
PORTFOLIOS
General Information
If you choose a variable investment option under your Contract, you are investing in a Subaccount, not directly in the corresponding Portfolio. Dividends and capital gains distributed by the Portfolios are not distributed to Contract owners. These dividends and capital gains are distributed to the Separate Account, reinvested in the Separate Account, and reflected in Accumulation Unit Values.
The Portfolios are available only through insurance company separate accounts and certain qualified retirement arrangements. Though a Portfolio may have a name and/or investment objectives that are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.
We select the portfolios offered through the Contracts. We may consider various factors in portfolio selection, including, but not limited to, asset class coverage, the strength of the reputation and tenure of the investment advisor and any sub-advisor, brand recognition, performance, and the capability and qualification of each investment firm. We may also consider whether the portfolio, its investment adviser or one of its service providers will make payments to us in connection with certain administrative, marketing, and support services.
Revenue We Receive from the Portfolios and/or Their Service Providers
The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and expenses incurred by the Company and/or its affiliates. The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments.

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The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expenses related to promoting, issuing, distributing and administering the Contracts, marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments.
Rule 12b-1 Fees
The Company and/or GAA receive some or all of the 12b-1 fees from the Portfolios that charge a 12b-1 fee. These fees are calculated as a percentage of the average daily net assets of the Portfolios attributable to the variable annuity products that the Company issues. These percentages currently range from 0.15% to 0.25%.
Administrative, Marketing, Sub-Transfer and Support Service Fees (“Support Fees”)
The Company and/or GAA may receive compensation from some of the service providers of the Portfolios for administrative and other services that the Company performs relating to separate account operations that might otherwise have been provided by the Portfolios. Generally, the amount of this compensation is based on a percentage of the average assets of the particular Portfolios attributable to the variable annuity products that the Company issues. These percentages currently range from 0.05% to 0.125% and may be significant. Some service providers may pay more in Support Fees than others.
Other Payments
The Company and/or GAA also may directly or indirectly receive additional amounts or different percentages of assets from some of the service providers of the Portfolios with regard to the AILIC Contracts. These payments may be derived, in whole or in part, from the advisory fees deducted from assets of the Portfolios. AILIC Contract owners, through their indirect investment in the Portfolios, bear a portion of the costs of these advisory fees. Certain investment advisers or their affiliates may provide the Company and/or GAA with wholesaling services to assist us in the distribution of AILIC Contracts, may pay the Company and/or GAA amounts to participate in sales meetings, may reimburse sales costs, and may provide the Company and/or GAA with occasional gifts, meals, tickets or other compensation or reimbursement. The amounts may be significant and may provide the investment adviser or other affiliates of the applicable Portfolio with increased access to the Company and GAA.
SERVICES
Telephone, Facsimile and Internet Instructions for Transfer Requests
We currently accept transfer requests by telephone, by facsimile or over the Internet. We will employ reasonable procedures to determine that telephone, facsimile or Internet instructions are genuine. If we do not employ such procedures, we may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.
We will not be liable for complying with transfer instructions that we reasonably believe are genuine, or for any loss, damage, cost or expense in acting on such instructions. In addition, we will not be liable for refusing to comply with transfer instructions that are not in good order or that we reasonably believe are not genuine, or for any loss, damage, cost or expense for failing to act on such instructions. You or the person controlling payments will bear the risk of such loss.
Safekeeping of Separate Account Assets
We hold title to assets of the Separate Account. The Separate Account assets are segregated from our general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts. We hold title to assets invested in the Fixed Account options together with our other general account assets.
Records and Reports
We will maintain all records and accounts relating to the Fixed Account options and the Separate Account. As presently required by the provisions of the Investment Company Act of 1940, as amended (“1940 Act”), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information

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as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract semiannually either at the owner’s last known address or, if requested by the owner, electronically.
Experts
The financial statements of the Separate Account at December 31, 2009 and for each of the two years in the period then ended, and of the Company at December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, an independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 1900 Scripps Center, 312 Walnut Street, Cincinnati, Ohio 45202.
DISTRIBUTION OF THE CONTRACTS
The offering of the Contracts is expected to be continuous. Although we do not anticipate discontinuing the offering of the Contracts, we reserve the right to discontinue offering any Contract.
The approximate commissions received and retained by Great American Advisors®, Inc. (“GAA”) for sale of the Contracts for each of the last three fiscal years are as follows:

	Year End		Year End		Year End
Contract and	12/31/2009		12/31/2008		12/31/2007
Registration No.	Received	Retained	Received	Retained	Received	Retained
The Commodore Helmsman® 333-88300			$531,396	$13,131	$771,806	$20,274

The Commodore Majesty® 333-88302			$115,815	$69,538	$84,020	$29,623
Special Compensation Paid to GAA
We pay for GAA’s operating and other expenses, including overhead, legal, and accounting fees. We may also pay for certain sales expenses of GAA: sales representative training materials, marketing materials and advertising expenses, and certain other expenses of distributing the Contracts. In addition, we contribute indirectly to the deferred compensation arrangements for GAA’s sales representatives.
GAA pays its sales representatives a portion of the commissions received for their sales of the Contracts. GAA’s sales representatives and their managers are also eligible for various cash benefits, such as cash production incentive bonuses based on aggregate sales of AILIC Contracts and/or other insurance products we issue, as well as certain insurance benefits and financing arrangements.
In addition, GAA’s sales representatives who meet certain productivity, persistency and length of service standards and their managers may be eligible for additional non-cash compensation items. Non-cash compensation items that may be provided jointly by GAA and the Company include attendance at conferences, conventions, seminars and trips (including travel, lodging and meals in connection therewith); entertainment; awards; merchandise and other similar items. By selling AILIC Contracts, sales representatives and their managers may qualify for these benefits. GAA’s sales representatives and managers may receive other payments from the Company for services that do not directly involve the sale of AILIC Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services.
[next paragraph will be updated by post-effective amendment]
In 2008, we paid $50,000 to GAA in connection with its sales conference.

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Additional Compensation Paid to Selected Selling Firms
To the extent permitted by FINRA rules, GAA may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursements to some, but not all, selling firms. These arrangements are sometimes referred to as “revenue sharing” arrangements. In addition, the Company may pay certain selling firms additional cash amounts in the form of shelf space or preferred status fees in return for enhanced marketing services and increased access to the selling firm’s sales representatives. Payments for preferred status treatment of AILIC Contracts in the selling firm’s marketing programs are based on past or anticipated sales of AILIC Contracts and other criteria. In addition to revenue sharing payments and compensation for preferred status, such selling firms may receive separate compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring conferences and seminars, paying travel expenses incurred in connection with these events, sponsoring sales and advertising campaigns for AILIC Contracts, and/or other services they provide to the Company. To the extent permitted by law, GAA and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell AILIC Contracts. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.
[next two paragraphs will be updated by post-effective amendment]
In 2009, the Company made payments, ranging from $500 to $20,000, to the following selling firms in connection with conference sponsorships: Berthel Fisher& Company Financial Services, Brecek & Young Advisors, Inc., Brokers International Financial Services, LLC, Calton & Associates, Inc., Capital Financial Services, CFD Investment, Inc., Cullum & Burks Securities, Inc., First Heartland Capital, Inc., GWN Securities, Inc., H. Beck, Inc. (The Capital Financial Group), IMS Securities, Inc., Independence Capital Co., Investacorp, Inc., Investors Capital Corporation, Institutional Securities Corporation, Kovack Securities, Inc., Legend Equities Corporation, Lincoln Financial Advisors Corporation, Lincoln Investment Planning Inc., Lombard Securities, Inc., Peak Securities / Brookstone and others, Pension Planner Securities, Inc., PlanMember Securities Corporation, Prime Capital Services, Inc., Sammons Securities Company, LLC, Sigma Financial Corporation, SWBC Investment Services, LLC, Symetra Securities, Inc., Transamerica Financial Advisors, Trustmont Financial Group, Inc., Williams Financial Group, World Choice Securities, Inc., WRP Investments, Inc.
The company had preferred status arrangements with the following selling firms: Brecek & Young Advisors, and Pension Planners. In 2008 we paid $439.12 under these arrangements.

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PERFORMANCE INFORMATION
We may from time to time disclose performance information for the Subaccounts for various periods of time. Performance information may include:
•	Standardized total return (average annual total return)

•	Adjusted historical total return

•	Non-standardized total return

•	Standardized yield (for the Money Market Subaccount)
Performance information is based on historical information and is not intended to indicate future performance. Descriptions of the methods used to calculate total return and yield are set out below.
We may include ranking information in reports to Contract owners and in marketing materials. This information may include rankings of the Subaccounts, the Separate Account or the Contracts, as published by any service, company, or person that ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, and Morningstar.
We may also:
•	compare the performance of a Subaccount with applicable indices and/or industry averages;

•	present performance information that reflects the effects of tax-deferred compounding on Subaccount investment returns;

•	compare investment return on a tax-deferred basis with currently taxable investment return; and

•	illustrate investment returns by graphs, charts, or otherwise.
Standardized Total Return—Average Annual Total Return
The standardized total return for a Subaccount represents the average annual total return of the Subaccount over a particular period of time based on a formula adopted by the SEC. We compute the standardized average annual total return by finding the average annual compounded rates of return over one-, five-, and ten-year periods (or for such period of time as the Subaccount has been available in the Separate Account) that would increase the initial amount invested to the ending redeemable value, according to the following formula:
P (1+T) n = ERV
Where:

P	=	a hypothetical initial payment of $1,000
T	=	average annual total return
N	=	number of years
ERV	=	ending redeemable value, at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period
The ERV for total return reflects the deduction of all recurring fees, such as contract maintenance fees, early withdrawal charges, administration charges, and mortality and expense risk charges.
Adjusted Historical Total Return
Adjusted historical total return represents total return for periods prior to the date that a Subaccount commenced operations. We calculate adjusted historical total return using the same formula that we use to compute standardized total return, except that we use the inception date of the corresponding Portfolio rather than the inception date of the Subaccount. In computing adjusted historical total return, we use the historical performance of the corresponding Portfolio and adjust it to reflect the current level of charges that apply to the Subaccount for the particular Contract.

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Non-Standardized Total Return—Cumulative Total Return
Cumulative total return reflects the performance of a Subaccount over the entire period presented. Cumulative total return is calculated using the following formula:
CTR = (ERV/P) - 1
Where:

CTR	=	the cumulative total return net of Subaccount recurring charges, other than the contract maintenance fee, for the period

ERV	=	ending redeemable value at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

P	=	a hypothetical initial payment of $1,000
In computing cumulative total return, we assume an early withdrawal charge of 0%, and no contract maintenance fee. The early withdrawal charge is not reflected because the Contracts are designed as a long-term investment. If reflected, the early withdrawal charge and contract maintenance fee would decrease the return shown.
Standardized Yield for the Money Market Subaccount
Current Annualized Yield
In accordance with SEC rules, we compute the Money Market Subaccount’s current annualized yield for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio, or on its portfolio securities.
The current annualized yield is calculated according to the following formula:
YIELD = (BASE PERIOD RETURN/7)*365
Where:

BASE PERIOD RETURN =	The percentage (or net) change in the Accumulation Unit Value for the Money Market Subaccount (“AUV”) over a 7-day period determined as follows:

AUV at end of 7-day period - AUV at beginning of 7-day period
AUV at beginning of 7-day period
Because the Net Asset Value of the Money Market Portfolio rarely deviates from 1.000000 per unit, the change in the Accumulation Unit Value for the Money Market Subaccount (the numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period less charges deducted from the Subaccount over the 7-day period. Because of the deductions for charges, the yield for the Money Market Subaccount of the Separate Account will be lower than the yield for the Money Market Portfolio or any comparable substitute-funding vehicle.
Effective Yield
SEC rules also permit us to disclose the effective yield of the Money Market Subaccount for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:
EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) 365/7] – 1

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Additional Information about Yields
The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. The Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the Money Market Portfolio or substitute funding vehicle, and operating expenses.
In addition, the yield figures do not reflect the effect of any taxes, the early withdrawal charge, or the contract maintenance fee that may be applicable on surrender of a Contract.
How to Obtain Current Yield Information
You may obtain current 7-day yield information for the Money Market Subaccount by calling our Administrative Office toll free at 1-800-789-6771.
ANNUITANTS
The Annuitant is the natural person on whose life Annuity Benefit payments are based.
•	For a Tax Qualified Contract

The Annuitant must be the Owner. If the Owner is a plan sponsor or trustee, then the Annuitant is the designated natural person for whose benefit the Contract was purchased and this designation cannot be changed.

•	For any other Contract

The Annuitant is the person or persons designated by you. If you do not designate an Annuitant or if no Annuitant designated by you is surviving, then the Annuitant will be each Owner who is a natural person.
•	A designation may name 2 or more natural persons jointly as the Annuitant. On the death of a joint Annuitant, the survivor will become the sole Annuitant.

•	A designation may name a natural person as contingent Annuitant. A contingent Annuitant will become the Annuitant only if there is no surviving primary Annuitant.
Except as provided below, you generally may make or change a designation of Annuitant at any time before the Commencement Date. A designation of Annuitant must be made by Written Request.
A designation of Annuitant may not be made or changed at any time that an Owner is a non-natural person unless it is before the Contract effective date.
Except as otherwise elected or as required by law, a change of Annuitant will not cancel a designation of a Beneficiary or a settlement option election.
Annuity Benefit payments generally will be made to the Annuitant as payee. There are 2 exceptions to this general rule.
•	If you are not the Annuitant, you can elect to have the Annuity Benefit payments made to yourself as payee.

•	Annuity Benefit payments may be paid as a tax-free exchange, transfer or rollover to or for an annuity or tax-qualified account as permitted by federal tax law.
Annuity Benefit payments that are payable with respect to a payment interval that ends after the death of the payee will be made to the applicable contingent payee or, if there is no designated or surviving contingent payee, the estate of the last payee who received payments.

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BENEFICIARIES
The Beneficiary is the person entitled to receive any Death Benefit that is to be paid under this Contract. The Beneficiary will be the measuring life for life contingent Death Benefit payments (Option B and Option C).
•	If there is a joint owner and that joint owner survives you, then that joint owner is the Beneficiary regardless of any designation of Beneficiary made by you.

•	If there is no joint owner who survives you, than the Beneficiary is the person or persons whom you designate.

•	If there is no joint owner or Beneficiary designated by you who survives you, then your estate will be the Beneficiary.
If a Beneficiary dies within 30 days after your death, we will assume that he or she did not survive you for purposes of this Contract.
Death Benefit payments generally will be made to the Beneficiary as payee. There are 2 exceptions to this general rule.
•	If the Beneficiary is a non-natural person, the Beneficiary may elect to have Death Benefit payments made to a payee to whom the Beneficiary is obligated to make corresponding payments.

•	Death Benefit payments may be paid as a tax-free exchange, transfer or rollover to or for an annuity or tax-qualified account as permitted by federal tax law.
Death Benefit payments that are payable with respect to a payment interval that ends after the death of the payee will be made to the applicable contingent payee or, if there is no designated or surviving contingent payee, the estate of the last payee who received payments.
Joint Beneficiaries. You may designate 2 or more persons jointly as the Beneficiary. Unless you state otherwise, joint Beneficiaries who survive you will be entitled to equal shares.
Contingent Beneficiaries. You may also designate one or more persons as contingent Beneficiary. Unless you state otherwise, a contingent Beneficiary will be entitled to a benefit only if there is no primary Beneficiary who survives you.
How to Designate a Beneficiary or Change a Designation
You may make or change a designation of Beneficiary at any time so long as you have not specified that a prior designation is irrevocable and no death has occurred for which a Death Benefit is payable. A designation of Beneficiary must be made by Written Request. The Written Request must be received on or before the date of death for which a Death Benefit is payable.
Except as otherwise elected or as required by law, a change of Beneficiary will not cancel a designation of an Annuitant or a settlement option election.
PAYEES
A payee is a person to whom benefits are paid under this Contract.
•	For a Tax Qualified Contract

You are the Annuitant under the Contract and, as the Annuitant, you are the payee of the Annuity Benefit.

The Beneficiary is the payee of the Death Benefit.

•	For any other Contract

The Annuitant under the Contract is the payee of the Annuity Benefit. If you are not the Annuitant, you can elect to have the Annuity Benefit Payments made to you as payee.

The Beneficiary is the payee of the Death Benefit.

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Designation of Other Payees
A designation or change of payee or contingent payee must be made by Written Request. In any event, the Annuitant will be the person on whose life Annuity Benefits payments are based and the Beneficiary will be the person on whose life Death Benefit payments under a settlement option will be based. No change of payee or contingent payee at any time will change this.
Irrevocable naming of a payee other than the Owner can have adverse tax consequences.
•	Designation of Payees for Annuity Benefits

You may designate a contingent payee to receive Annuity Benefit payments that are payable with respect to a payment interval that ends after the death of the payee.

If there is no such payee or contingent payee surviving, then we will make such payments to the person or person designated as contingent payee by the last payee who received payments.

Failing that, we will make such payments to the estate of the last payee who received payments.

Unless you have specified that a prior designation is irrevocable, you may designate or change the payee or contingent payee at any time subject to the limits on primary payees set out in the Settlement Options section of this prospectus.

•	Designation of Payees for Death Benefits

As part of any Death Benefit settlement option election that you make, you may designate a contingent payee to receive Death Benefit payments that are payable with respect to a payment interval that ends after the death of the Beneficiary.

If there is no such payee or contingent payee surviving, then we will make such payments to the person or person designated as contingent payee by the Beneficiary.

Failing that, we will make such payments to the estate of the last payee who received payments.

A Beneficiary may not change a contingent payee designation made by you as part of any Death Benefit settlement option election that you made. A Beneficiary may make or change any other payee or contingent payee designation at any time.

A Beneficiary that is a non-natural person may elect to have payments based on the life of person to whom the Beneficiary is obligated. This election may be made by Written Request before the Death Benefit Commencement Date.
GLOSSARY OF FINANCIAL TERMS
Account Value
The aggregate value of your interest in the Fixed Accumulation Account and all of the Subaccounts is referred to as the “Account Value.” The value of your interest in all of the Subaccounts is the “Variable Account Value. The value of your interest in the Fixed Accumulation Account is the “Fixed Account Value.”
The Account Value at any time is net of any fees, charges, deductions, withdrawals, surrenders, and/or outstanding loans incurred prior to or as of the end of that Valuation Period.
Variable Account Value
At any time before the Annuity Commencement Date, the Variable Account Value for this Contract is equal to the sum of the values of your interest in each Subaccount. The value of your interest in a Subaccount is equal to the

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number of your Accumulation Units for that Subaccount multiplied by the Accumulation Unit Value for that Subaccount. These values are determined as of the end of the preceding Valuation Period.
Fixed Account Value
At any time before the Annuity Commencement Date, the Fixed Account Value for this Contract is equal to:
•	Purchase Payment(s) that are allocated to the Fixed Accumulation Account; plus

•	amounts transferred to the Fixed Account; plus

•	interest credited to the Fixed Account; less

•	any withdrawals, surrender, and transfers from the Fixed Account; and less

•	any fees, charges, deductions and other adjustments made as described in the Contract.
Accumulation Unit
The accumulation unit is a unit of measure used to calculate the value of a Subaccount before the Commencement Date. The value of an Accumulation Unit is referred to as the “Accumulation Unit Value.”
Purchase Payment(s) that are allocated to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to that Subaccount by the value of the Accumulation Unit for that Subaccount at the end of the Valuation Period during which the amount is received.
The initial Accumulation Unit Value for the Money Market Subaccount was set at $1.00 and the initial Accumulation Unit Value for each of the other Subaccounts was set at $10.00. After that, the Accumulation Unit Value is calculated at the end of each Valuation Period. The Accumulation Unit Value at the end of each Valuation Period is the Accumulation Unit Value as of the end of the prior Valuation Period multiplied by the Net Investment Factor. The Accumulation Unit Values will vary as a result of the varying investment performance of the Portfolios. The deduction of the mortality and expense risk charge and the administration charge also affects the Accumulation Unit Values.
Net Investment Factor
The Net Investment Factor is a measure of the investment performance of a Subaccount from one Valuation Period to the next. Each Subaccount has a Net Investment Factor for each Valuation Period. The Net Investment Factor may be greater than one, or it may be less than one. This means that the Accumulation Unit Value for each Subaccount may increase or it may decrease.
The formula for determining the Net Investment Factor for any Subaccount for any Valuation Period is:
(A / B) – C = Net Investment Factor
In this formula, A equals:
•	the Net Asset Value per share of the Portfolio held in the Subaccount, determined at the end of the applicable Valuation Period; plus

•	the per share amount of any dividend or net capital gain distributions made by the Portfolio held in the Subaccount, if the “ex-dividend” date occurs during the applicable Valuation Period; plus or minus

•	a per share credit or charge for any taxes reserved for, which is determined by the Company to have resulted from the investment operations of the Subaccount.
In this formula, B equals the Net Asset Value per share of the Portfolio held in the Subaccount, determined at the end of the preceding Valuation Period.
In this formula, C equals the sum of the Mortality and Expense Risk Charge and the Administration Charge to be deducted from the Subaccount for the number of days in the applicable Valuation Period.
The term “Net Asset Value” in the formula above means the amount computed by a Portfolio as the price at which the Portfolio’s shares are purchased and redeemed. It is computed no less frequently than each Valuation Period.

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Benefit Unit Transfer Formulas
Transfers of a Contract owner’s Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas:

BU1 (trans).	The number of Benefit Units to be transferred from a given Subaccount

UNIT1 — BU1 (trans)	The number of the Contract Owner’s Benefit Units remaining in such Subaccount (after the transfer)

BU2 (trans) BU2 (trans) = BU1 (trans) * BUV1/BUV2	The number of Benefit Units transferred to the new Subaccount

UNIT2 + BU2 (trans)	The number of the Contract Owner’s Benefit Units in the new Subaccount (after the transfer)
Subsequent variable dollar benefit payments will be based on the number of the Contract Owner’s Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment’s due date.
Where:
•	BU1 (trans) is the number of the Contract Owner’s Benefit Units transferred from a given Subaccount.

•	BU2 (trans) is the number of the Contract Owner’s Benefit Units transferred into the new Subaccount.

•	BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	UNIT1 is the number of the Contract owner’s Benefit Units in the Subaccount from which the transfer is being made, before the transfer.

•	UNIT2 is the number of the Contract owner’s Benefit Units in the Subaccount to which the transfer is being made, before the transfer.
FORM OF BENEFIT PAYMENTS UNDER SETTLEMENT OPTIONS
Benefit payments may be calculated and paid as fixed dollar payments, variable dollar payments, or a combination of both. The stream of payments, whether fixed dollar or variable dollar, is an obligation of our general account. However, we guarantee only the amount of fixed dollar payments. The Beneficiary (or the applicable payee) bears the risk that any variable dollar payment may be less than the initial variable dollar payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently.
You may request that Annuity Benefit payments or Death Benefit payments be made as fixed dollar payments, variable dollar payments, or a combination of both.
Fixed Dollar Payments
The amount to be applied to Fixed Dollar payments is the Fixed Account Value as of the Commencement Date. It will include the amount of any transfer to Fixed Dollar payments that is made from the Separate Account on that date. It will not include the amount of any transfer to Variable Dollar payments that is made from the Fixed Accumulation Account as of the end of the Valuation Period that precedes the Commencement Date. The amount to be applied to payments will be reduced by any fees and charges, loans, or applicable premium tax or other taxes not previously deducted.
Fixed Dollar payments are determined as follows. We start with the amount to be applied to Fixed Dollar payments. We then deduct a pro-rata portion of the Contract maintenance fee. The resulting amount, expressed in thousands of

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dollars is then multiplied by the amount of the periodic payment per $1,000 of value. This payment is obtained from the Settlement Option Table for the option that is elected. Fixed Dollar payments will remain level for the duration of the payment period.
Variable Dollar Payments
The amount to be applied to Variable Dollar payments is the Variable Account Value as of the end of the Valuation Period that precedes the Commencement Date. It will include the amount of any transfer to Variable Dollar payments that is made from the Fixed Accumulation Account as of that same time. It will be reduced by the amount of any transfer to Fixed Dollar payments that is to be made from the Separate Account on the Commencement Date. An amount that is transferred from the Fixed Accumulation Account will be allocated among the Subaccounts by Written Request. The amount to be applied to payments will be reduced by any fees and charges, loans, or applicable premium tax or other taxes not previously deducted.
The Variable Dollar base payment on the Commencement Date is determined as follows. We start with the amount to be applied to Variable Dollar payments, expressed in thousands of dollars. This amount is then multiplied by the amount of the periodic payment per $1,000 of value. This payment is obtained from the Settlement Option Table for the option that is elected.
The total amount of each Variable Dollar payment will be equal to the sum of the payments from each Subaccount. The payment from each Subaccount is found by multiplying the number of Benefit Units held in that Subaccount for such Variable Dollar payments by the Benefit Unit Value for that Subaccount. We do this as of the end of the fifth Valuation Period before the date that the payment is due.
Number of Benefit Units. The number of Benefit Units in each Subaccount held for Variable Dollar payments is determined as follows. We divide the dollar amount of the Variable Dollar base payment from each Subaccount by the Benefit Unit Value for that Subaccount as of the Commencement Date. The number of Benefit Units in each Subaccount will change if the person controlling payments makes transfers among Subaccounts. The Benefit Units in each Subaccount will change proportionally to a change in the base payment due to any change in the payment interval or as specified by the settlement option. Otherwise, the number of Benefit Units remains fixed during the payment period.
Benefit Unit Values. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms of this prospectus.
Subsequent to the Commencement Date, the actual amount of each Variable Dollar payment will reflect the investment performance of the Subaccount(s) selected. It may vary from payment to payment.
We will deduct a pro-rata portion of the Contract Maintenance Fee from each payment.

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FEDERAL TAX MATTERS
The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. The tax information provided in this Statement of Additional Information is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. A taxpayer cannot use it for the purpose of avoiding penalties that may be imposed under the tax laws. You should seek advice on legal or tax questions based on your particular circumstances from an independent attorney or tax advisor.
Taxation of Separate Account Income
The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (“IRC”). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a “Regulated Investment Company” under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.
Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) to reflect such taxes.
In certain circumstances, owners of individual variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner’s gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.
In Revenue Ruling 2003-91, the Internal Revenue Service provided guidance on the subject of investor control. This Revenue Ruling describes a safe harbor under which the owners of variable annuity contracts will not be considered the owners of the assets of the separate accounts used to support the contracts. The analysis section of the ruling states in part:
[The Contract owner] may not select or direct a particular investment to be made by either the Separate Account or the Sub-accounts. Holder may not sell, purchase, or exchange assets held in the Separate Account or the Sub-accounts. All investment decisions concerning the Separate Account or the Sub-accounts are made by [the Insurance Company] or [the Sub-account Investment] Advisor in their sole and absolute discretion.
The investment strategies of the Sub-accounts currently available are sufficiently broad to prevent the [Contract owner] from making particular investment decisions through investment in a Sub-account. Only [the Insurance Company] may add or substitute Sub-accounts or investment strategies in the future. No arrangement, plan, contract, or agreement exists between [the Contract owner] and [the Insurance Company] or between [the Contract owner] and [the Sub-Account Investment] Advisor regarding the specific investments or investment objective of the Sub-accounts. In addition, [the Contract owner] may not communicate directly or indirectly with [the Sub-account Investment] Advisor or with any of [the Insurance Company’s] investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by Separate Account or in a Sub-account.

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Investment in the Sub-accounts is available solely through the purchase of a Contract, thus, Sub-accounts are not publicly available. The ability to allocate premiums and transfer funds among Sub-accounts alone does not indicate that [the Contract owner] has control over either Separate Account or Sub-account assets sufficient to be treated as the owner of those assets for federal income tax purposes.
The ownership rights under the Contracts are intended to be within this safe harbor rule and are similar to, but different in certain respects from, those described by the Internal Revenue Service in other rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more Subaccount options than what was contemplated in the rulings. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what additional standards may be set forth, if any, in future regulations or rulings that the Treasury Department might issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.
Tax Deferral on Non-Tax Qualified Contracts
Section 817(h) of the Code requires that with respect to Contracts that are not under a tax-qualified retirement plan, the investments of the Portfolios be “adequately diversified” in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Portfolios’ assets may be invested. Failure of a Portfolio to meet the diversification requirements could result in loss of tax deferred status to owners of Contracts that are not under a tax-qualified retirement plan.
FINANCIAL STATEMENTS
The audited financial statements of the Separate Account at December 31, 2009 and for the years ended December 31, 2009 and 2008, and the Company’s audited financial statements at December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, are included herein. Our financial statements included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

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PART C
Other Information

Note:	This Part C contains information related to The Commodore Helmsman® Variable Contract (File No. 333-88300), and Annuity Investors Variable Account C.
Item 24 Financial Statements and Exhibits
(a) Financial Statements
     All required Financial Statements are included in Part A or B of this Registration Statement.
(b) Exhibits
     (1) Resolution of the Board of Directors of Annuity Investors Life Insurance Company® authorizing establishment of Annuity Investors ® Variable Account C. 6/
     (2) Not Applicable.
     (3) (a) Distribution Agreement between Annuity Investors Life Insurance Company® and Great American Advisors ® , Inc. 6/
          (b) Form of Selling Agreement between Annuity Investors Life Insurance Company®, Great American Advisors ® , Inc. and another Broker-Dealer. 6/
     (4) Individual and Group Contract Forms, Endorsements and Riders.
          (a) Form of Qualified Individual Flexible Premium Deferred Variable Annuity Contract. 6/
          (b) Form of Non-Qualified Individual Flexible Premium Deferred Variable Annuity Contract. 6/
          (c) Form of Guaranteed Minimum Income Benefit Endorsement to Non-Qualified Individual Contract. 6/
          (d) Form of Guaranteed Minimum Income Benefit Endorsement to Qualified Individual Contract. 6/
          (e) Form of Enhanced Death Benefit Rider to Individual Contract. 6/
          (f) Form of Earnings Enhancement Benefit Rider to Individual Contract. 6/
          (g) Form of Loan Endorsement to Individual Contract. 6/
          (h) Form of Tax Sheltered Annuity Endorsement to Individual Contract. 6/

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          (i) Form of Qualified Pension Profit Sharing and Annuity Plan Endorsement to Individual Contract. 6/
          (j) Form of Employer Plan Endorsement to Individual Contract. 6/
          (k) Form of Individual Retirement Annuity Endorsement to Individual Contract. 6/
          (l) Form of Texas Optional Retirement Program Endorsement to Individual Contract. 6/
          (m) Form of Long-Term Care Waiver Rider to Individual Contract. 6/
          (n) Form of SIMPLE IRA Endorsement to Individual Contract. 6/
          (o) Form of Roth IRA Endorsement to Qualified Individual Contract. 6/
          (p) Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract. 6/
          (q) Form of Unisex Endorsement to Non-Qualified Individual Contract. 6/
          (r) Form of Unisex Endorsement to Qualified Individual Contract. 6/
          (s) Revised Form of Qualified Individual Flexible Premium Deferred Variable Annuity. 9/
          (t) Revised Form of Non-Qualified Individual Flexible Premium Deferred Variable Annuity. 9/
          (u) Form of Loan Restriction Endorsement to Individual Contract. 13/
          (v) Form of Guaranteed Lifetime Withdrawal Benefit Rider for Individual Contract (R1813307). 15/
          (w) Form of Guaranteed Minimum Withdrawal Benefit Rider for Individual Contract (R1813507). 15/
          (x) Form of Guaranteed Lifetime Withdrawal Benefit Rider for Group Contract (R2010707). 15/
          (y) Form of Guaranteed Minimum Withdrawal Benefit Rider for Group Contract (R2010907). 15/
          (z) Form of Guaranteed Lifetime Withdrawal Benefit Rider for Certificate of Participation under Group Contract (R2010807). 15/

          (aa) Form of Guaranteed Minimum Withdrawal Benefit Rider for Certificate of Participation under Contract (R2011007). 15/
     (5) Applications.
          (a) Form of Application for Individual Flexible Premium Deferred Annuity Contract — Order Ticket used in lieu thereof . 6/
     (6) (a) Articles of Incorporation of Annuity Investors Life Insurance Company®. 2/
          (b) Amendment to Articles of Incorporation adopted April 9, 1996 and approved by Secretary of State of Ohio on July 11, 1996. 3/
          (c) Amendment to Articles of Incorporation adopted August 9, 1996 and approved by Secretary of State of Ohio on December 3, 1996. 3/
          (d) Code of Regulations of Annuity Investors Life Insurance Company®. 5/
     (7) Not Applicable.
     (8) Other Material Contracts.
     (a) Service Agreement between Annuity Investors Life Insurance Company and American Annuity Group, Inc. (n/k/a Great American Financial Resources, Inc.) 3/
     (b) Agreement between AAG Securities Inc. (n/k/a Great American Advisors®, Inc. and AAG Insurance Agency, Inc.) 3/
     (c) Investment Services Agreement between Annuity Investors Life Insurance Company® and American Annuity Group, Inc. (n/k/a Great American Financial Resources, Inc.) 3/
     (d) AIM Variable Insurance Funds: Participation Agreement dated April 4, 2001, among Annuity Investors Life Insurance Company®, AIM Advisors, Inc., and AIM Variable Insurance Funds. 6/
          (i) AIM Variable Insurance Funds: Amendment effective July 1, 2002, to Participation Agreement dated April 4, 2001, among Annuity Investors Life Insurance Company ® , AIM Advisors, Inc., and AIM Variable Insurance Funds. 6/
          (ii) AIM Variable Insurance Funds: Amendment dated April 30, 2004 to Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc., Annuity Investors Life Insurance Company ® , and Great American Advisors ® , and Great American Advisors ® , Inc. 13/
     (e) AIM: Administrative Services Agreement dated April 4, 2001, between Annuity Investors Life Insurance Company® and AIM Advisors, Inc. 6/
     (f) AIM Variable Insurance Funds: Agreement with Respect to Trademarks and Fund Names dated April 4, 2001, between Annuity Investors Life Insurance Company ® , Great American Advisors, Inc., AIM Management Group, Inc. and AIM Variable Insurance Funds. 6/

     (g) AIM: Distribution Services Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company and AIM Distributors. 6/
     (h) Dreyfus: Letter Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company® and Dreyfus Service
Corporation. 6/
     (i) Dreyfus: Amended and Restated Letter Agreement dated April 24th, 1997 by and among The Dreyfus Corporation and Annuity Investors Life Insurance Company ® . 3/
          (i) Dreyfus: Amendment dated July 1, 2002, to the Amended and Restated Letter Agreement dated April 24th, 1997 by and among The Dreyfus Corporation and Annuity Investors Life Insurance Company ® . 6/
          (ii) Dreyfus: Second Amendment dated December 1, 2004 to Agreement by and between the Dreyfus Corporation and Annuity Investors Life Insurance Company ®. 13/
     (j) Dreyfus Stock Index Fund: Fund Participation Agreement dated November 21, 1995 among Annuity Investors Life Insurance Company® and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund). 3/
          (i) Dreyfus Stock Index Fund: Amendment dated July 1, 2002, to Fund Participation Agreement dated November 21, 1995 among Annuity Investors Life Insurance Company ® and Dreyfus Life And Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund). 6/
     (k) Dreyfus Socially Responsible Growth Fund: Fund Participation Agreement dated November 21, 1995 among Annuity Investors Life Insurance Company® and The Dreyfus Socially Responsible Growth Fund, Inc. 3/
          (i) Dreyfus Socially Responsible Growth Fund: Amendment dated July 1, 2002, to Fund Participation Agreement dated November 21, 1995 among Annuity Investors Life Insurance Company ® and The Dreyfus Socially Responsible Growth Fund, Inc. 6/
     (l) Dreyfus Variable Investment Fund: Fund Participation Agreement dated November 21, 1995 among Annuity Investors Life Insurance Company® and Dreyfus Variable Investment Fund. 3/
          (i) Dreyfus Variable Investment Fund: Amendment dated July 1 2002, to Fund Participation Agreement dated November 21, 1995 among Annuity Investors Life Insurance Company ® and Dreyfus Variable Investment Fund. 6/
          (ii) Dreyfus Variable Investment Fund: Third Amendment dated as of March 1, 2007 to Fund Participation Agreement (Dreyfus). 16/
     (m) INVESCO Variable Investment Funds: Participation Agreement dated May 30, 1997, among Annuity Investors Life Insurance Company®, INVESCO Variable Investment Funds, Inc., and INVESCO Funds Group, Inc. 3/
          (i) INVESCO Variable Investment Funds: Amendment effective May 1, 2001, to Participation Agreement dated May 30, 1997, among Annuity Investors Life Insurance Company ® , INVESCO Variable Investment Funds, Inc., and INVESCO Funds Group, Inc. 6/
          (ii) INVESCO Variable Investment Funds: Amendment dated October 31, 2001 to Participation Agreement by and between Annuity Investors Life Insurance Company ® , INVESCO Funds Group, Inc. and INVESCO Variable Investment Funds, Inc. 10/

          (iii) INVESCO Variable Investment Funds: Amendment effective July 1, 2002, to Participation Agreement dated May 30, 1997, among Annuity Investors Life Insurance Company ® , INVESCO Variable Investment Funds, Inc., and INVESCO Funds Group, Inc. 6/
     (n) INVESCO: Letter Agreement effective June 6, 1997, between Annuity Investors Life Insurance Company® and INVESCO Funds Group, Inc. 4/
          (i) INVESCO: Amendment dated July 1, 2002, to Letter Agreement effective June 6, 1997, between Annuity Investors Life Insurance Company ® and INVESCO Funds Group, Inc. 6/
     (o) Janus Aspen Series: Fund Participation Agreement (Service Shares) dated March 1, 2001, between Janus Aspen Series and Annuity Investors Life Insurance Company ®. 6/
          (i) Janus Aspen Series: Amendment dated July 1, 2002, to Fund Participation Agreement (Service Shares) dated March 1, 2001, between Janus Aspen Series and Annuity Investors Life Insurance Company ® . 6/
          (ii) Janus Aspen Series: Amendment to Fund Participation Agreement as of December 1, 2005 between Janus Aspen Series and Annuity Investors Life Insurance Company. 14/
          (iii) Janus Aspen Series: Amendment to Participation Agreement dated as of May 1, 2008. 17/
     (p) Janus: Distribution and Shareholder Services Agreement (Service Shares) dated May 1, 2001, between Annuity Investors Life Insurance Company ® and Janus Distributors, Inc. 6/
     (q) Neuberger Berman Advisers Management Trust: Fund Participation Agreement dated July 1, 2002, among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc., and Annuity Investors Life Insurance Company ® . 6/
     (r) Neuberger Berman: Letter Agreement dated July 1, 2002, between Neuberger Berman Management Inc. and Annuity Investors Life Insurance Company ® . 6/
     (s) Oppenheimer Variable Account Funds: Participation Agreement dated July 1, 2002, among Annuity Investors Life Insurance Company, Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. 6/
     (t) Oppenheimer: Letter Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company® and Oppenheimer Funds, Inc. 6/
     (u) PBHG Insurance Series Fund: Fund Participation Agreement dated May 1, 1997, among the PBHG Insurance Series Fund, Pilgrim Baxter & Associates, Ltd., and Annuity Investors Life Insurance Company ® . 3/
          (i) PBHG Insurance Series Fund: Amendment Number 1 dated as of May 1, 2001, to Fund Participation Agreement dated May 1, 1997, among the PBHG Insurance Series Fund, Pilgrim Baxter & Associates, Ltd., and Annuity Investors Life Insurance Company ® . 6/
          (ii) PBHG Insurance Series Fund: Amendment Number 2 dated as of July 1, 2001, to Fund Participation Agreement dated May 1, 1997, among the PBHG Insurance Series Fund, Pilgrim Baxter & Associates, Ltd., and Annuity Investors Life Insurance Company ® . 6/
          (iii) PBHG Insurance Series Fund: Amendment to Fund Participation Agreement dated December 8, 2003 by and among PBHG Insurance Series Fund, Pilgrim Baxter &

Associates, Ltd. and Annuity Investors Life Insurance Company ® . 10/
     (v) Pilgrim Baxter: Letter Agreement dated July 1, 2002, between Pilgrim Baxter & Associates, Ltd., Great American Life Insurance Company of New York and Annuity Investors Life Insurance Company ® . 6/
     (w) Pilgrim Baxter: Letter Agreement dated July 1, 2002, between Pilgrim Baxter & Associates, Ltd., Great American Life Insurance Company of New York and Annuity Investors Life Insurance Company ® . 6/
     (x) PIMCO: Services Agreement dated July 1, 2002, between Pacific Investment Management Company LLC and Annuity Investors Life Insurance Company ® . 6/
     (y) PIMCO Variable Insurance Trust: Services Agreement dated July 1, 2002, between PIMCO Variable Insurance Trust and Annuity Investors Life Insurance Company ® . 6/
     (z) Rydex Variable Trust: Participation Agreement dated July 1, 2002, among Annuity Investors Life Insurance Company®, Rydex Variable Trust, and Rydex Distributors, Inc. 6/
     (aa) Rydex: Investor Services Agreement dated July 1, 2002, between Rydex Distributors, Inc. and Annuity Investors Life Insurance Company ® . 6/
     (bb) Van Kampen Universal Institutional Funds: Participation Agreement dated May 1, 1997 among Annuity Investors Life Insurance Company®, Morgan Stanley Universal Funds, Inc. (n/k/a The Universal Institutional Funds, Inc.), Morgan Stanley Asset Management Inc. (n/k/a Morgan Stanley Investment Management Inc.), and Miller Anderson & Sherrerd, LLP (n/k/a Morgan Stanley Investments LP). 3/
          (i) Van Kampen Universal Institutional Funds: Amendment dated July 1, 2002, to Participation Agreement dated May 1, 1997 among Annuity Investors Life Insurance Company ® , Morgan Stanley Universal Funds, Inc. (n/k/a The Universal Institutional Funds, Inc.), Morgan Stanley Asset Management Inc. (n/k/a Morgan Stanley Investment Management Inc.), and Miller Anderson & Sherrerd, LLP (n/k/a Morgan Stanley Investments LP). 6/
          (ii) Van Kampen Universal Institutional Funds: Amendment dated as of May 1, 2007 to Participation Agreement (Van Kampen). 16/
          (iii) Van Kampen Universal Institutional Funds: Amendment dated as of May 1, 2008, to Participation Agreement. 17/
     (cc) Van Kampen: Letter Agreement dated July 1, 2002, among Annuity Investors Life Insurance Company®, Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP. 6/
     (dd) INVESCO Variable Investment Funds: Amendment to Amended and Restated Fund Participation Agreement effective as of January 26, 2004 by and between Annuity Investors Life Insurance Company ® , INVESCO Funds Group, Inc. and INVESCO Variable Investment Funds, Inc. 10/
     (ee) PIMCO Variable Insurance Trust: Amendment dated December 1, 2004 to Participation Agreement by and between Annuity Investors Life Insurance Company ® , PIMCO Variable Insurance Trust and PIMCO Fund Distributors LLC. 13/

     (ff) American Century: Shareholder Services Agreement dated November 10, 2004 by and between Annuity Investors Life Insurance Company ® and American Century Investment Services, Inc. 13/
     (gg) Oppenheimer Variable Account Funds: Participation Agreement between Annuity Investors Life Insurance Company® and the Oppenheimer Variable Account Funds. 11/
      (hh) PIMCO Variable Insurance Trust: Amendment effective as of May 1, 2005 among Annuity Investors Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors, LLC to Participation Agreement. 14/
     (ii) Davis Variable Account Fund: Participation Agreement among Davis Variable Account Fund, Inc., Davis Distributors, LLC and Annuity Investors Life Insurance Company. 16/
          (i) Davis Variable Account Fund: Amendment dated as of May 5, 2008 to Participation Agreement. 17/
     (jj) Franklin Templeton Variable Insurance Products: Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Annuity Investors Life Insurance Company and Great American Advisors, Inc. 16/
          (i) Franklin Templeton: Amendment No. 1 dated as of May 1, 2008 to Fund Participation Agreement. 17/
     (kk) FIVIT Ibbotson: Fund Participation Agreement among Annuity Investors Life Insurance Company, Financial Investors Variable Insurance Trust (Ibbotson Portfolios), ALPS Advisers, Inc. and ALPS Distributors, Inc. 16/
     (ll) Wilshire Variable Insurance Trust: Fund Participation Agreement among Wilshire Variable Insurance Trust, PFPC Distributors, Inc. and Annuity Investors Life Insurance Company. 16/
     (mm) Calamos Advisors Trust: Participation Agreement among Calamos Advisors Trust, Calamos Advisors LLC, Calamos Financial Services LLC and Annuity Investors Life Insurance Company. 16/
          (i) Calamos Advisors Trust: Amendment dated as of May 1, 2008 to Participation Agreement. 17/
      (nn) AIM Variable Insurance Funds: Amendment effective May 1, 2008, to Participation Agreement. 17/
     (oo) AIM: AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Annuity Investors Life Insurance Company. 17/
          (i) AIM: Addendum to AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Annuity Investors Life Insurance Company. 17/
     (pp) Calamos: Administrative Services Agreement between Calamos Advisors LLC and Annuity Investors Life Insurance Company dated as of May 1, 2007. 17/
     (qq) Calamos: Shareholder Information Agreement between Calamos Financial Services LLC and Annuity Investors Life Insurance Company dated as of November 26, 2007. 17/

     (rr) Dreyfus: 2006 Supplemental Agreement (including Rule 22c-2 provisions) between Dreyfus Service Corporation and Annuity Investors Life Insurance Company as of October 1, 2006.17/
     (ss) DWS Variable Series I, Variable Series II and Investment VIT Funds: Amended and Restated Participation Agreement among Annuity Investors Life Insurance Company, DWS Variable Series I, DWS Variable Series II and DWS Investment VIT Funds, DWS Scudder Distributors, Inc. and Deutsche Investment Management Americas Inc. dates as of May 1, 2008. 17/
     (tt) DWS: Administrative Services Letter Agreement between Annuity Investors Life Insurance Company and Deutsche Investment Management Americas Inc. dated as of May1, 2008. 17/
     (uu) DWS: Supplemental Agreement (Rule 22c-2) between DWS Scudder Distributors, Inc. and Annuity Investors Life Insurance Company dated as of March 29, 2007. 17/
     (vv) FIVIT Ibbotson Portfolios: Rule 22c-2 Shareholder Information Agreement between Financial Investors Variable Insurance Trust and Annuity Investors Life Insurance Company as of May 1, 2007. 17/
     (ww) Franklin Templeton: Shareholder Information Agreement between Franklin/Templeton Distributors, Inc. and Annuity Investors Life Insurance Company dated April 16, 2007. 17/
     (xx) Janus: Supplemental Agreement (Rule 22c-2) between Janus Distributors LLC and Annuity Investors Life Insurance Company dated as of August 14, 2006. 17/
     (yy) Oppenheimer: Shareholder Information Agreement between OppenheimerFunds Distributor, Inc. and Annuity Investors Life Insurance Company dated as of October 11, 2006. 17/
     (zz) PIMCO: Rule 22c-2 Amendment to Participation Agreement between Allianz Global Investors Distributors LLC and Annuity Investors Life Insurance Company dated as of April 4, 2007. 17/
     (aaa) Van Kampen: Shareholder Information Agreement between Morgan Stanley Distribution, Inc. and Annuity Investors Life Insurance Company dated as of March 1, 2007. 17/
     (bbb) Alliance Berstein Variable Products Series Fund: Participation Agreement among Annuity Investors Life Insurance Company, Great American Advisors, inc., AllianceBerstein Investments, Inc. and AllianceBerstein Variable Products Series Fund, Inc. dated as of May 1, 2008. 17/
     (ccc) American Century: Shareholder Information Agreement between American Century Investment Services, Inc. and Annuity Investors Life Insurance Company dated as of October 26, 2006. 17/
     (ddd) Neuberger Berman: Rule 22c-2 Shareholder Information Agreement between Neuberger Berman Management Inc. and Annuity Investors Life Insurance Comopany dated as of March 15, 2007. 17/
     (9) Opinion and Consent of Counsel. 6/
     (10) Consent of Independent Registered Public Accounting Firm. 19/

     (11) Not Applicable.
     (12) Not Applicable.
     (99) Powers of Attorney. 18/

1/	[text intentionally deleted]

2/	Incorporated by reference to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on December 23, 1996.

3/	Incorporated by reference to Pre-Effective Amendment No. 1, filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on June 3, 1997.

4/	Incorporated by reference to Post-Effective Amendment No. 2 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on April 29, 1998.

5/	Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955, 1940 Act File No. 811-08017, on November 17, 1998.

6/	Filed with and incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88300, 1940 Act File No. 811-21095, on July 25, 2002.

7/	[text intentionally deleted]

8/	[text intentionally deleted]

9/	Filed with and incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88300, 1940 Act File No. 811-21095, on February 27, 2004.

10/	Filed with and incorporated by reference to Post-Effective Amendment No. 4 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88300, 1940 Act File No. 811-21095, on April 30, 2004.

11/	Incorporated by reference to Post-Effective Amendment No. 10 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 033-65409, 1940 Act File No. 811-07299, on or about April 27, 2005.

12/	[text intentionally deleted]

13/	Filed with and incorporated by reference to Post-Effective Amendment No. 7 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88300, 1940 Act File No. 811-21095, on or about May 3, 2005.

14/	Incorporated by reference to Post-Effective Amendment No. 18 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on April 28, 2006.

15/	Incorporated by reference to Post-Effective Amendment No. 13 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on May 1, 2007.

16/	Incorporated by reference to Post-Effective Amendment No. 14 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on or about May 10, 2007.

17/	Incorporated by reference to Post-Effective Amendment No. 1 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-148676, 1940 Act File No. 811-21095, on or about April 30, 2009.

18/	Filed herewith.

19/	To be filed by Post-Effective Amendment

Item 25. Directors and Officers of Annuity Investors Life Insurance Company

	Principal
	Business
Name	Address	Positions and Offices With the Company
Stephen Craig Lindner	(1)	Director

Christopher P. Miliano	(1)	Director

Mark Francis Muething	(1)	Director and Executive Vice President & Secretary

Michael J. Prager	(1)	Director

Charles R. Scheper	(1)	Director and President & Chief Executive Officer

Richard L. Magoteaux	(1)	Executive Vice President, Chief Financial Officer-Operations & Treasurer

John P. Gruber	(1)	Senior Vice President, General Counsel & Chief Compliance Officer

Mathew Dutkiewicz	(1)	Senior Vice President

Michael C. Frings	(1)	Senior Vice President

Adrienne Kessling	(1)	Senior Vice President-Operations

Catherine A. Crume	(1)	Vice President

James L. Henderson	(1)	Vice President

Dale Herr	(1)	Vice President

Brian Sponaugle	(1)	Vice President

Richard Crago	(1)	Assistant Vice President & Appointed Actuary

William T. Gaynor, Jr.	(1)	Assistant Vice President & Assistant General Counsel

D. Quentin Reynolds	(1)	Assistant Vice President

Rebecca J. Schriml	(1)	Assistant Vice President

William C. Ellis	(1)	Assistant Treasurer

Thomas E. Mischell	(1)	Assistant Treasurer

(1)	250 East Fifth St., Cincinnati OH 45202

Item 26. Persons Controlled by or Under Common Control with the Depositor and Registrant.
The Depositor, Annuity Investors Life Insurance Company® is an indirect wholly-owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE: AFG)
Annuity Investors ® Variable Account C is a segregated asset account of Annuity Investors Life Insurance Company®.
The following chart indicates the persons controlled by or under common control with the Company:

			% of Stock Owned by
		Date of	Immediate Parent
AFG ORGANIZATIONAL CHART	State of Domicile	Incorporation	Company (1)	Nature of Business
American Financial Group, Inc.	Ohio	07/01/1997		Diversified Financial Holding Company
|_American Financial Capital Trust II	Delaware	02/04/1997	100	Statutory Trust
|_American Financial Capital Trust III	Delaware	06/25/2003	100	Statutory Trust
|_American Financial Capital Trust IV	Delaware	06/25/2003	100	Statutory Trust
|_American Financial Enterprises, Inc.	Connecticut	01/01/1871	100 (2)	Closed End Investment Company
|_American Money Management Corporation	Ohio	03/01/1973	100	Securities Management Company
|_APU Holding Company	Ohio	10/15/2003	100	Holding Company
|_American Premier Underwriters, Inc.	Pennsylvania	04/13/1846	100	Diversified Company
|_The Ann Arbor Railroad Company	Michigan	09/21/1895	99	Inactive
|_The Associates of the Jersey Company	New Jersey	11/10/1804	100	Inactive
|_Cal Coal, Inc.	Illinois	05/30/1979	100	Inactive
|_Great Southwest Corporation	Delaware	10/25/1978	100	Real Estate Developer
|_World Houston, Inc.	Delaware	05/30/1974	100	Real Estate Developer
|_The Indianapolis Union Railway Company	Indiana	11/19/1872	100	Inactive
|_Lehigh Valley Railroad Company	Pennsylvania	04/21/1846	100	Inactive
|_Magnolia Alabama Holdings, Inc.	Delaware	05/18/2004	100	Holding Company
|_Magnolia Alabama Holdings LLC	Alabama	05/24/2004	100	Real Estate
|_The Owasco River Railway, Inc	New York	06/02/1881	100	Inactive
|_PCC Real Estate, Inc.	New York	12/15/1986	100	Holding Company
|_PCC Chicago Realty Corp.	New York	12/23/1986	100	Real Estate Developer
|_PCC Gun Hill Realty Corp.	New York	12/18/1985	100	Real Estate Developer
|_PCC Michigan Realty, Inc.	Michigan	11/09/1987	100	Real Estate Developer
|_PCC Scarsdale Realty Corp.	New York	06/01/1986	100	Real Estate Developer
|_PCC Technical Industries, Inc.	Delaware	11/18/1983	100	Holding Company
|_ESC, Inc.	California	11/02/1962	100	Inactive
|_Marathon Manufacturing Company	Delaware	12/07/1979	100	Inactive
|_PCC Maryland Realty Corp.	Maryland	08/18/1993	100	Real Estate Holding Company
|_Penn Camarillo Realty Corp.	California	11/24/1992	100	Real Estate Holding Company
|_Penn Central Energy Management Company	Delaware	05/11/1987	100	Inactive
|_Penn Towers, Inc.	Pennsylvania	08/01/1958	100	Inactive
|_Pennsylvania-Reading Seashore Lines	New Jersey	06/14/1901	66.67	Inactive
|_Pittsburgh and Cross Creek Railroad Company	Pennsylvania	08/14/1970	83	Inactive
|_Terminal Realty Penn Co.	District of Columbia	09/23/1968	100	Inactive
|_United Railroad Corp.	Delaware	11/25/1981	100	Inactive
|_Waynesburg Southern Railroad Company	Pennsylvania	09/01/1966	100	Inactive
|_GAI Insurance Company, Ltd.	Bermuda	09/18/1989	100	Reinsurance
|_Hangar Acquisition Corp.	Ohio	10/06/1995	100	Aircraft Investment
|_PLLS, Ltd.	Washington	05/14/1990	100	Insurance Agency

			% of Stock Owned by
		Date of	Immediate Parent
AFG ORGANIZATIONAL CHART	State of Domicile	Incorporation	Company (1)	Nature of Business
|_Premier Lease & Loan Services Insurance Agency, Inc.	Washington	12/27/1983	100	Insurance Agency
|_Premier Lease & Loan Services of Canada, Inc.	Washington	02/28/1991	100	Insurance Agency
|_Republic Indemnity Company of America	California	12/05/1972	100	Workers' Compensation Insurance
|_Republic Indemnity Company of California	California	10/13/1982	100	Workers' Compensation Insurance
|_Risico Management Corporation	Delaware	01/10/1989	100	Risk Management
|_Dixie Terminal Corporation	Ohio	04/23/1970	100	Real Estate Holding Company
|_Flextech Holding Co., Inc.	Ohio	08/31/2000	100	Packing Manufacturer
|_GAI Holding Bermuda Ltd.	Bermuda	10/03/2007	100	Holding Company
|_GAI Indemnity, Ltd.	United Kingdom	09/27/2007	100	Lloyd's Corporate Member
|_Marketform Group Limited	United Kingdom	07/12/2002	67.24	Holding Company
|_Marketform Holdings Limited	United Kingdom	06/15/1998	100	Holding Company
|_Caduceus Underwriting Limited	United Kingdom	11/04/2002	100	Inactive
|_Lavenham Underwriting Limited	United Kingdom	08/15/2002	100	Lloyd's Corporate Member
|_Marketform Limited.	United Kingdom	11/02/1988	100	Underwriting Intermediary
|_Gabinete Marketform SL	Spain	04/29/1996	100	Claims Handling & Client Services
|_Marketform Australia Pty Limited	Australia	03/12/2004	100	Claims Handling & Client Services
|_Studio Marketform SRL	Italy	05/05/2006	100	Claims Manager
|_Marketform Management Services Limited	United Kingdom	11/08/2002	100	Service Company
|_Marketform Managing Agency Limited	United Kingdom	06/15/1998	100	Managing Agency
|_Sampford Underwriting Limited	United Kingdom	04/22/2003	100	Lloyd's Corporate Member
|_Marketform Trust Company Limited	United Kingdom	10/22/2004	100	Trustee
|_Great American Financial Resources, Inc.	Delaware	11/23/1992	100 (2)	Insurance Holding Company
|_AAG Holding Company, Inc.	Ohio	09/11/1996	100	Holding Company
|_Great American Financial Statutory Trust IV	Connecticut	04/21/2003	100	Financing Entity
|_Great American Life Insurance Company	Ohio	12/29/1961	100	Life Insurance Company
|_Aerielle, LLC	Delaware	02/13/2009	60 (2)	Marketing ofConsumer Electronic Products
|_Annuity Investors Life Insurance Company	Ohio	11/13/1981	100	Life Insurance Company
|_Bay Bridge Marina Management, LLC	Maryland	06/30/2009	85	Liquor License Holder for Bay Bridge Grill
|_Brothers Management, LLC	Florida	06/11/2004	99	Restaurants & Ships Store
|_Consolidated Financial Corporation	Michigan	09/10/1985	100	Retirement & Financial Planning Company
|_GALIC — Bay Bridge Marina, LLC	Maryland	05/05/2005	100	Holding Company
|_GALIC Brothers, Inc.	Ohio	11/12/1993	80	Real Estate Management
|_GALIC Port Orange, LLC	Florida	09/28/2009	80 (2)	Mortgage Holder-Legacy at Crystal Lake Apartments
|_Galic Storage LLC	Florida	12/17/2009	100 (2)	Title holder - Tropical Storage
|_GALIC-Tuscany Ridge, LLC	Florida	12/10/2009	100 (2)	Mortgage Holder - Tuscany Ridge Apartments
|_Great American Life Insurance Company of New York	New York	12/23/1963	100	Life Insurance Company
|_Loyal American Holding Corporation	Ohio	09/20/2005	100	Holding Company
|_Loyal American Life Insurance Company	Ohio	05/18/1955	100	Life Insurance Company
|_ADL Financial Services, Inc.	North Carolina	09/10/1970	100	Inactive
|_American Retirement Life Insurance Company	Ohio	05/12/1978	100	Life Insurance Company
|_Great American Life Assurance Company	Ohio	08/10/1967	100	Life Insurance Company
|_Purity Financial Corporation	Florida	12/12/1991	100	Credit Union Marketing
|_Manhattan National Holding Corporation	Ohio	08/27/2008	100	Holding Company
|_Manhattan National Life Insurance Company	Illinois	12/20/1956	100	Life Insurance Company
|_Skipjack Marina Corp.	Maryland	06/24/1999	100	Marina Operator
|_United Teacher Associates, Ltd.	Texas	12/17/1998	100 (2)	Holding Company - Limited Partnership
|_United Teacher Associates Insurance Company	Texas	12/15/1958	100	Life Insurance Company
|_United Agency Brokerage GP Inc.	Texas	05/19/2003	100	Intermediate Holding Company
|_UTA Brokerage Group, LP	Texas	05/19/2003	100	Insurance Agency
|_AAG Insurance Agency, Inc.	Kentucky	12/06/1994	100	Insurance Agency
|_Ceres Group, Inc.	Delaware	10/22/1998	100	Holding Company
|_Central Reserve Life Insurance Company	Ohio	07/02/1963	100	Life Insurance Company
|_Provident American Life & Health Insurance Company	Ohio	04/06/1949	100	Life Insurance Company
|_United Benefit Life Insurance Company	Ohio	06/26/1957	100	Life Insurance Company
|_Ceres Administrators, L.L.C.	Delaware	12/04/1998	100	Administration Company
|_Ceres Sales, LLC	Delaware	10/19/1999	100	Inactive
|_Ceres Sales of Ohio, LLC	Ohio	11/07/2001	100	Insurance Agency
|_HealthMark Sales, LLC	Delaware	02/29/2000	100	Inactive
|_Great American Senior Benefits LLC	Ohio	05/25/2001	100	Insurance Agency
|_Continental General Corporation.	Nebraska	02/12/1988	100	Holding Company

			% of Stock Owned by
		Date of	Immediate Parent
AFG ORGANIZATIONAL CHART	State of Domicile	Incorporation	Company (1)	Nature of Business
|_Continental General Insurance Company	Ohio	05/24/1961	100	Life Insurance Company
|_Continental Print & Photo Co.	Nebraska	02/13/1975	100	Inactive
|_Great American Advisors, Inc.	Ohio	12/10/1993	100	Broker-Dealer
|_Great American Plan Administrators, Inc.	Ohio	05/31/1994	100	Payroll Servicer
|_Lifestyle Financial Investments, Inc.	Ohio	12/29/1993	100	Marketing Services
|_SPELCO (UK) Ltd.	United Kingdom		99	Inactive
|_SWTC Hong Kong Ltd.	Hong Kong		100	Inactive
|_SWTC, Inc.	Delaware		100	Inactive
|_Great American Holding, Inc.	Ohio	07/25/2002	100	Holding Company
|_American Empire Surplus Lines Insurance Company	Delaware	07/15/1977	100	Excess and Surplus Lines Insurance
|_American Empire Insurance Company	Ohio	11/26/1979	100	Property/Casualty Insurance
|_American Empire Underwriters, Inc.	Texas	05/19/1976	100	Insurance Agency
|_Great American International Insurance Limited	Ireland	01/05/2004	100	Insurance Company
|_Mid-Continent Casualty Company	Ohio	02/26/1947	100	Property/Casualty Insurance
|_Mid-Continent Assurance Company	Ohio	08/13/1992	100	Property/Casualty Insurance
|_Mid-Continent Excess and Surplus Insurance Company	Delaware	07/10/2009	100	Excess and Surplus Lines Insurance
|_Mid-Continent Specialty Insurance Services, Inc.	Oklahoma	06/15/2009	100	Surplus Lines Brokerage
|_Oklahoma Surety Company	Ohio	08/05/1968	100	Special Coverage Insurance Company
|_Premier International Insurance Company	British West Indies	11/19/2008	100	Direct Write Insurance Company
|_Great American Insurance Company	Ohio	03/07/1872	100	Property/Casualty Insurance
|_American Signature Underwriters, Inc.	Ohio	04/08/1996	100	Insurance Agency
|_Brothers Property Corporation	Ohio	09/08/1987	80	Real Estate Manager
|_Brothers Le Pavillon, LLC	Delaware	07/10/2006	100	Limited Liability Company Member
|_Brothers Le Pavillon (SPE), LLC	Delaware	07/10/2006	100	Real Estate Holding Company
|_Brothers Pennsylvanian Corporation	Pennsylvania	12/23/1994	100	Real Estate Manager
|_Brothers Property Management Corporation	Ohio	09/25/1987	100	Real Estate Management
|_Crescent Centre Apartments	Ohio	03/15/2006	100 (2)	Real Estate
|_Crop Managers Insurance Agency, Inc.	Kansas	08/09/1989	100	Insurance Agency
|_Dempsey & Siders Agency, Inc.	Ohio	05/09/1956	100	Insurance Agency
|_Eden Park Insurance Brokers, Inc.	California	02/13/1990	100	Wholesale Agency/Brokerage for E&S Lines
|_El Aguila, Compañia de Seguros, S.A. de C.V.	Mexico	11/24/1994	100	Property/Casualty Insurance
|_Financiadora de Primas Condor, S.A. de C.V.	Mexico	03/16/1998	99	Premium Finance
|_Farmers Crop Insurance Alliance, Inc.	Kansas	03/30/1982	100	Insurance Services Provider
|_FCIA Management Company, Inc.	New York	09/17/1991	100	Servicing Agent
|_Foreign Credit Insurance Association	New York	01/01/1961	beneficial interest	Unincorporated Association
|_GAI Warranty Company	Ohio	01/25/2001	100	Service Warranty Provider
|_GAI Warranty Company of Florida	Florida	03/23/2001	100	Service Warranty Provider
|_GAI Warranty Company of Canada Inc.	Ontario (Toronto, CN)	04/17/2002	100	Service Contract Provider
|_Global Premier Finance Company	Ohio	08/25/1998	100	Premium Finance
|_Great American Agency of Texas, Inc.	Texas	01/25/1994	100	Managing General Agency
|_Great American Alliance Insurance Company	Ohio	09/11/1945	100	Property/Casualty Insurance
|_Great American Assurance Company	Ohio	03/23/1905	100	Property/Casualty Insurance
|_Great American Casualty Insurance Company	Ohio	02/17/1981	100	Property/Casualty Insurance
|_Great American Claims Services, Inc.	Delaware	06/10/1986	100	Management Holding Company
|_Great American Contemporary Insurance Company	Ohio	04/16/1996	100	Property/Casualty Insurance
|_Great American E & S Insurance Company	Delaware	02/28/1979	100	Excess and Surplus Lines Insurance
|_Great American Fidelity Insurance Company	Delaware	01/12/1982	100	Excess and Surplus Lines Insurance
|_Great American Insurance Agency, Inc.	Ohio	04/20/1999	100	Insurance Agency
|_Great American Insurance Company of New York	New York	08/22/1947	100	Property/Casualty Insurance
|_Great American Lloyd’s Insurance Company	Texas	10/09/1979	beneficial interest	Lloyd's Plan Insurer
|_Great American Lloyd’s, Inc.	Texas	08/02/1983	100	Corporate Attorney-in-Fact
|_Great American Management Services, Inc	Ohio	12/05/1974	100	Data Processing and Equipment Leasing
|_Great American Protection Insurance Company	Ohio	01/08/1990	100	Surplus Lines Insurance
|_Great American Re Inc.	Delaware	05/14/1971	100	Reinsurance Intermediary
|_Great American Security Insurance Company	Ohio	07/01/1987	100	Property/Casualty Insurance
|_Great American Spirit Insurance Company	Ohio	04/05/1988	100	Property/Casualty Insurance
|_Key Largo Group, Inc.	Florida	02/25/1969	100	Land Developer
|_National Interstate Corporation	Ohio	01/26/1989	53.78	Holding Company
|_American Highways Insurance Agency (OH)	Ohio	06/29/1999	100	Insurance Agency
|_Explorer RV Insurance Agency, Inc.	Ohio	07/17/1997	100	Insurance Agency

			% of Stock Owned by
		Date of	Immediate Parent
AFG ORGANIZATIONAL CHART	State of Domicile	Incorporation	Company (1)	Nature of Business
|_Hudson Indemnity, Ltd.	Cayman Islands	06/12/1996	100	Property/Casualty Insurance
|_Hudson Management Group, Ltd.	Virgin Islands	07/29/2004	100	Insurance Administrative Services
|_National Interstate Insurance Agency, Inc.	Ohio	02/13/1989	100	Insurance Agency
|_Commercial For Hire Transportation Purchasing Group	South Carolina	01/23/2004	beneficial interest	Purchasing Group
|_National Interstate Insurance Company	Ohio	02/10/1989	100	Property/Casualty Insurance
|_National Interstate Insurance Company of Hawaii, Inc.	Ohio	09/20/1999	100	Property/Casualty Insurance
|_Triumphe Casualty Company	Pennsylvania	10/26/1981	100	Property/Casualty Insurance
|_Safety Claims and Litigation Services, LLC	Montana	08/24/2006	100	Loss Control Consulting Company
|_Safety, Claims & Litigation Services, Inc.	Pennsylvania	06/23/1995	100	Litigation & Claims Support Services
|_Penn Central U.K. Limited.	United Kingdom	10/28/1992	100	Insurance Holding Company
|_Insurance (GB) Limited	United Kingdom	05/13/1992	100	Property/Casualty Insurance
|_Pinecrest Place LLC	Florida	11/05/2009	100	Mortgage Holder-Miami-Coconut Palm Estates
|_PLLS Canada Insurance Brokers Inc.	Ontario (Toronto, CN)	06/13/2001	49	Insurance Agency
|_Preferred Market Solutions, LLC	Ohio	01/08/2008	100	Brokerage Consultant Business
|_Professional Risk Brokers, Inc.	Illinois	03/01/1990	100	Wholesale Agency/Brokerage for E&S Lines
|_Strategic Comp Holdings, L.L.C.	Louisiana	12/28/2002	100	Holding Company
|_Strategic Comp Services, L.L.C.	Louisiana	12/31/2002	100	Claims Services Provider
|_Strategic Comp, L.L.C.	Louisiana	12/31/2002	100	Insurance Agency
|_One East Fourth, Inc.	Ohio	02/03/1964	100	Real Estate Holding Company
|_Pioneer Carpet Mills, Inc.	Ohio	04/29/1976	100	Inactive
|_AFC Coal Properties, Inc.	Ohio	12/18/1996	100	Coal Mining Company
|_Superior NWVN of Ohio, Inc.	Ohio	05/05/2000	100	Holding Company
|_TEJ Holdings, Inc.	Ohio	12/04/1984	100	Real Estate Holding Company
|_Three East Fourth, Inc.	Ohio	08/10/1966	100	Real Estate Holding Company

(1)	Except Directors Qualifying Shares

(2)	Total percentage owned by parent shown and by other affiliated company(s).

Item 27. Number of Contract Owners and Certificate Owners
As of                     , 2010, there were ___ Individual Contract Owners of which ___ contracts were qualified and ___ contracts were non-qualified.
As of                     , 2010, there were ___ Participants (Certificate Owners) in ___ Group Contracts.
[TO BE UPDATED BY POST-EFFECTIVE AMENDMENT]
Item 28. Indemnification
The Code of Regulations of Annuity Investors Life Insurance Company provides in Article V as follows:
The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was a director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.
Insofar as indemnification for liability arising under the Securities Act of 1933 (“1933 Act”) may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
The directors and officers of Annuity Investors Life Insurance Company are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term “loss” means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term “Wrongful Acts” means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

Item 29. Principal Underwriter
(a)	Great American Advisors®, Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 (“1940 Act”). It is also the underwriter and distributor of Annuity Investors®Variable Account C.

Great American Advisors®, Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors® Variable Account A, Annuity Investors® Variable Account B, and Annuity Investors® Variable Account C.

(b)	Directors and Officers of Great American Advisors®, Inc.

Name and Principal Business Address	Position with Great American Advisors®, Inc.
James Lee Henderson (1)	President — Chief Compliance Officer

Mark Francis Muething (1)	Vice President, Secretary and Director

Peter J. Nerone (1)	Vice President

Paul Ohlin (1)	Treasurer

Fred J. Runk (1)	Assistant Treasurer

(1)	525 Vine Street, 7th Floor, Cincinnati, Ohio 45202.
(c)	Required information is included in, and incorporated by reference to, Part B of this Registration Statement.
Item 30. Location of Accounts and Records
All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained at the Administrative Office.
Item 31. Management Services
Not Applicable.
Item 32. Undertakings
(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the Contracts may be accepted.
(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.
(d) The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Post-Effective Amendment to its Registration Statement and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on the 15th day of February, 2010.

ANNUITY INVESTORS® VARIABLE ACCOUNT C (Registrant)
By:	/s/ Charles R. Scheper
Charles R. Scheper*
President, Chief Executive Officer and Director Annuity Investors Life Insurance Company®

ANNUITY INVESTORS LIFE INSURANCE COMPANY® (Depositor)
By:	/s/ Charles R. Scheper
Charles R. Scheper*
President, Chief Executive Officer and Director

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Charles R. Scheper Charles R. Scheper*	Chief Executive Officer and Director	February 15, 2010

/s/ Richard L. Magoteaux Richard L. Magoteaux*	Treasurer	February 15, 2010

/s/ Stephen Craig Lindner Stephen Craig Lindner*	Director	February 15, 2010

/s/ Christopher Miliano Christopher Miliano*	Director	February 15, 2010

/s/ Mark Francis Muething Mark Francis Muething*	Director	February 15, 2010

/s/ Michael J. Prager Michael J. Prager*	Director	February 15, 2010

/s/ John P. Gruber *John P. Gruber, as Attorney-in-Fact		February 15, 2010

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

99.	Powers of Attorney